UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
US Large-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	19.31%	61.79%	17.30%	14.35%
Class A with 4.75% Maximum Sales Charge	—	—	13.66	54.13	16.17	13.79
Class C at NAV	06/30/2000	06/30/2000	18.84	60.57	16.42	13.42
Class C with 1% Maximum Sales Charge	—	—	17.84	59.57	16.42	13.42
Class I at NAV	06/30/2000	06/30/2000	19.47	62.18	17.66	14.81
Class R6 at NAV	10/03/2017	06/30/2000	19.44	62.25	17.67	14.82

Russell 1000® Index	—	—	20.41%	60.59%	16.65%	13.96%
Calvert US Large-Cap Core Responsible Index	—	—	19.77	63.12	18.01	15.16

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.60%	1.35%	0.35%	0.30%
Net	0.49	1.24	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	5.7%
Microsoft Corp.	4.9
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.5
Tesla, Inc.	1.5
JPMorgan Chase & Co.	1.4
Visa, Inc., Class A	1.1
Walt Disney Co. (The)	1.1
NVIDIA Corp.	1.0
MasterCard, Inc., Class A	1.0
Total	25.0%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,193.10	$2.68 **	0.49%
Class C	$1,000.00	$1,188.40	$6.77 **	1.24%
Class I	$1,000.00	$1,194.70	$1.31 **	0.24%
Class R6	$1,000.00	$1,194.40	$1.04 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class C	$1,000.00	$1,018.75	$6.24 **	1.24%
Class I	$1,000.00	$1,023.74	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.98	$0.96 **	0.19%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	11,209	$ 1,596,386
Curtiss-Wright Corp.	6,547	776,474
HEICO Corp.	9,763	1,228,186
Hexcel Corp.	12,890	721,840
Mercury Systems, Inc.(1)	6,654	470,105
Teledyne Technologies, Inc.(1)	6,574	2,719,335
		$ 7,512,326
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,736,349
Expeditors International of Washington, Inc.	23,113	2,489,039
FedEx Corp.	33,449	9,500,854
United Parcel Service, Inc., Class B	96,810	16,456,732
XPO Logistics, Inc.(1)	11,163	1,376,398
		$ 31,559,372
Airlines — 0.3%
Alaska Air Group, Inc.	19,298	$ 1,335,614
American Airlines Group, Inc.	88,283	2,109,964
Delta Air Lines, Inc.	83,301	4,021,772
JetBlue Airways Corp.(1)	34,796	707,751
Southwest Airlines Co.	83,434	5,094,480
		$ 13,269,581
Auto Components — 0.3%
Aptiv PLC	36,100	$ 4,978,190
Autoliv, Inc.	10,909	1,012,355
BorgWarner, Inc.	34,215	1,586,207
Gentex Corp.	28,406	1,013,242
Lear Corp.	8,990	1,629,438
		$ 10,219,432
Automobiles — 1.7%
Ford Motor Co.(1)	525,993	$ 6,443,414
Harley-Davidson, Inc.	17,804	713,941
Tesla, Inc.(1)	94,109	62,858,224
Thor Industries, Inc.	6,696	902,219
		$ 70,917,798
Banks — 5.4%
Bank of America Corp.	1,028,952	$ 39,810,153
Bank OZK	12,949	528,967
BOK Financial Corp.	2,833	253,044
Citigroup, Inc.	296,707	21,585,434
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	61,485	$ 2,714,563
Comerica, Inc.	21,543	1,545,495
Commerce Bancshares, Inc.	18,053	1,383,040
Community Bank System, Inc.	6,817	523,000
Cullen/Frost Bankers, Inc.	6,637	721,840
East West Bancorp, Inc.	19,690	1,453,122
Fifth Third Bancorp	97,583	3,654,483
First Citizens Bancshares, Inc., Class A	1,088	909,318
First Financial Bankshares, Inc.	16,059	750,437
First Horizon Corp.	80,133	1,355,049
First Republic Bank	23,554	3,927,629
Glacier Bancorp, Inc.	10,837	618,576
Huntington Bancshares, Inc.	151,711	2,384,897
JPMorgan Chase & Co.	375,869	57,218,538
KeyCorp	139,902	2,795,242
M&T Bank Corp.	18,180	2,756,270
People's United Financial, Inc.	67,407	1,206,585
Pinnacle Financial Partners, Inc.	9,033	800,866
PNC Financial Services Group, Inc. (The)	58,863	10,325,159
Popular, Inc.	14,513	1,020,554
Prosperity Bancshares, Inc.	12,231	915,980
Regions Financial Corp.	142,291	2,939,732
Signature Bank	8,111	1,833,897
SVB Financial Group(1)	7,079	3,494,619
Synovus Financial Corp.	16,695	763,796
TCF Financial Corp.	17,994	836,001
Truist Financial Corp.	186,133	10,855,277
U.S. Bancorp	215,155	11,900,223
United Bankshares, Inc.	13,383	516,316
Valley National Bancorp	46,832	643,472
Wells Fargo & Co.	587,440	22,951,281
Western Alliance Bancorp	14,818	1,399,412
Zions Bancorp NA	19,371	1,064,630
		$ 220,356,897
Beverages — 1.5%
Coca-Cola Co. (The)	550,907	$ 29,038,308
Keurig Dr Pepper, Inc.	103,708	3,564,444
PepsiCo, Inc.	199,068	28,158,168
		$ 60,760,920
Biotechnology — 3.0%
AbbVie, Inc.	247,884	$ 26,826,006
ACADIA Pharmaceuticals, Inc.(1)	16,716	431,273
Acceleron Pharma, Inc.(1)	8,662	1,174,654
Agios Pharmaceuticals, Inc.(1)	7,866	406,200

6
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alexion Pharmaceuticals, Inc.(1)	31,393	$ 4,800,304
Allakos, Inc.(1)	3,214	368,903
Allogene Therapeutics, Inc.(1)	6,714	237,004
Alnylam Pharmaceuticals, Inc.(1)	16,704	2,358,438
Amgen, Inc.	84,216	20,953,783
Amicus Therapeutics, Inc.(1)	29,607	292,517
Arena Pharmaceuticals, Inc.(1)	9,963	691,333
Arrowhead Pharmaceuticals, Inc.(1)	11,948	792,272
Biogen, Inc.(1)	21,672	6,062,742
Biohaven Pharmaceutical Holding Co., Ltd.(1)	5,459	373,123
BioMarin Pharmaceutical, Inc.(1)	24,584	1,856,338
Bluebird Bio, Inc.(1)	10,675	321,851
Blueprint Medicines Corp.(1)	6,519	633,842
Bridgebio Pharma, Inc.(1)(2)	17,016	1,048,186
ChemoCentryx, Inc.(1)	5,658	289,916
Deciphera Pharmaceuticals, Inc.(1)	8,257	370,244
Denali Therapeutics, Inc.(1)	9,287	530,288
Emergent BioSolutions, Inc.(1)	5,720	531,445
Exact Sciences Corp.(1)(2)	25,895	3,412,443
Exelixis, Inc.(1)	39,788	898,811
FibroGen, Inc.(1)	12,639	438,700
Gilead Sciences, Inc.	184,835	11,945,886
Global Blood Therapeutics, Inc.(1)	7,030	286,472
Halozyme Therapeutics, Inc.(1)	16,349	681,590
Incyte Corp.(1)	25,217	2,049,386
Ionis Pharmaceuticals, Inc.(1)	19,122	859,725
Iovance Biotherapeutics, Inc.(1)	21,286	673,915
Kodiak Sciences, Inc.(1)	5,650	640,653
Mirati Therapeutics, Inc.(1)	6,331	1,084,500
Moderna, Inc.(1)	40,339	5,282,392
Natera, Inc.(1)	12,256	1,244,474
Neurocrine Biosciences, Inc.(1)	11,723	1,140,062
PTC Therapeutics, Inc.(1)	7,817	370,135
Regeneron Pharmaceuticals, Inc.(1)	15,243	7,212,073
Sarepta Therapeutics, Inc.(1)	10,726	799,409
Seagen, Inc.(1)	17,286	2,400,334
Ultragenyx Pharmaceutical, Inc.(1)	7,569	861,806
United Therapeutics Corp.(1)	5,771	965,315
Vertex Pharmaceuticals, Inc.(1)	38,517	8,276,918
Vir Biotechnology, Inc.(1)	5,071	259,990
		$ 123,135,651
Building Products — 0.8%
AAON, Inc.	6,418	$ 449,324
Advanced Drainage Systems, Inc.	8,462	874,886
Allegion PLC	18,093	2,272,843
Armstrong World Industries, Inc.	4,063	366,036
Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	101,749	$ 4,295,843
Fortune Brands Home & Security, Inc.	17,279	1,655,674
Johnson Controls International PLC	133,353	7,957,173
Lennox International, Inc.	6,566	2,045,900
Masco Corp.	31,627	1,894,457
Owens Corning	36,150	3,329,053
Trane Technologies PLC	43,117	7,138,451
Trex Co., Inc.(1)	14,931	1,366,784
UFP Industries, Inc.	5,762	436,990
		$ 34,083,414
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	5,309	$ 791,200
Ameriprise Financial, Inc.	16,791	3,903,068
Ares Management Corp., Class A	14,107	790,415
Bank of New York Mellon Corp. (The)	121,985	5,768,671
BlackRock, Inc.	19,912	15,012,852
Blackstone Group, Inc. (The), Class A	96,632	7,201,983
Cboe Global Markets, Inc.	16,484	1,626,806
Charles Schwab Corp. (The)	195,224	12,724,700
CME Group, Inc.	49,384	10,085,694
Cohen & Steers, Inc.	2,842	185,668
FactSet Research Systems, Inc.	5,632	1,737,979
Franklin Resources, Inc.	47,893	1,417,633
Goldman Sachs Group, Inc. (The)	46,193	15,105,111
Hamilton Lane, Inc., Class A	2,912	257,887
Houlihan Lokey, Inc.	5,313	353,368
Interactive Brokers Group, Inc., Class A	8,582	626,829
Intercontinental Exchange, Inc.	76,626	8,557,592
Invesco, Ltd.	58,955	1,486,845
KKR & Co., Inc.	76,910	3,757,053
Lazard, Ltd., Class A	13,096	569,807
LPL Financial Holdings, Inc.	10,767	1,530,637
MarketAxess Holdings, Inc.	5,182	2,580,221
Moody's Corp.	21,588	6,446,393
Morningstar, Inc.	2,333	525,018
MSCI, Inc.	10,819	4,536,190
Nasdaq, Inc.	16,495	2,432,353
Northern Trust Corp.	29,182	3,067,320
Owl Rock Capital Corp.	44,615	614,349
Raymond James Financial, Inc.	16,236	1,989,884
S&P Global, Inc.	33,357	11,770,685
SEI Investments Co.	14,768	899,814
State Street Corp.	51,638	4,338,108
Stifel Financial Corp.	17,068	1,093,376
T. Rowe Price Group, Inc.	32,392	5,558,467

7
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	16,534	$ 513,381
		$ 139,857,357
Chemicals — 1.5%
Air Products & Chemicals, Inc.	40,717	$ 11,455,321
Ashland Global Holdings, Inc.	9,807	870,568
Axalta Coating Systems, Ltd.(1)	34,588	1,023,113
Celanese Corp.	21,197	3,175,523
Eastman Chemical Co.	25,231	2,778,438
Ecolab, Inc.	45,053	9,644,496
FMC Corp.	23,264	2,573,231
Huntsman Corp.	34,182	985,467
International Flavors & Fragrances, Inc.	45,784	6,391,904
Mosaic Co. (The)	69,176	2,186,653
PPG Industries, Inc.	42,863	6,440,594
Quaker Chemical Corp.	2,087	508,748
Sherwin-Williams Co. (The)	14,635	10,800,776
WR Grace & Co.	15,285	914,960
		$ 59,749,792
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$ 141,784
Cintas Corp.	10,867	3,709,016
Clean Harbors, Inc.(1)	12,237	1,028,642
Copart, Inc.(1)	23,269	2,527,246
IAA, Inc.(1)	15,744	868,124
MSA Safety, Inc.	5,497	824,660
Republic Services, Inc.	44,004	4,371,797
Stericycle, Inc.(1)	21,286	1,437,018
Tetra Tech, Inc.	11,215	1,522,100
UniFirst Corp.	1,093	244,515
Waste Management, Inc.	90,547	11,682,374
		$ 28,357,276
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	7,001	$ 2,113,532
Ciena Corp.(1)	16,442	899,706
Cisco Systems, Inc.	545,772	28,221,870
F5 Networks, Inc.(1)	8,244	1,719,863
Juniper Networks, Inc.	34,949	885,258
Lumentum Holdings, Inc.(1)	9,562	873,489
Motorola Solutions, Inc.	22,449	4,221,535
		$ 38,935,253
Construction & Engineering — 0.2%
AECOM (1)	33,272	$ 2,133,068
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	13,949	$ 1,564,520
MasTec, Inc.(1)	15,550	1,457,035
Quanta Services, Inc.	28,871	2,540,070
		$ 7,694,693
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	20,442	$ 6,864,832
Vulcan Materials Co.	43,136	7,279,200
		$ 14,144,032
Consumer Finance — 0.8%
Ally Financial, Inc.	49,711	$ 2,247,434
American Express Co.	93,515	13,226,762
Capital One Financial Corp.	64,696	8,231,272
Credit Acceptance Corp.(1)	1,437	517,651
Discover Financial Services	41,674	3,958,613
FirstCash, Inc.	4,396	288,685
LendingTree, Inc.(1)	2,108	449,004
OneMain Holdings, Inc.	8,601	462,046
Santander Consumer USA Holdings, Inc.	14,537	393,371
SLM Corp.	48,615	873,612
Synchrony Financial	78,050	3,173,513
		$ 33,821,963
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$ 1,889,878
Avery Dennison Corp.	15,687	2,880,917
Ball Corp.	60,140	5,096,264
Berry Global Group, Inc.(1)	22,530	1,383,342
Crown Holdings, Inc.	24,441	2,371,755
Graphic Packaging Holding Co.	45,941	834,288
Packaging Corp. of America	17,357	2,334,169
Silgan Holdings, Inc.	11,724	492,760
Sonoco Products Co.	17,050	1,079,265
WestRock Co.	51,235	2,666,782
		$ 21,029,420
Distributors — 0.1%
Genuine Parts Co.	18,010	$ 2,081,776
LKQ Corp.(1)	37,177	1,573,703
Pool Corp.	4,776	1,648,866
		$ 5,304,345
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	8,169	$ 1,400,575
Chegg, Inc.(1)	16,281	1,394,631

8
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
frontdoor, Inc.(1)	14,644	$ 787,115
Grand Canyon Education, Inc.(1)	8,082	865,582
H&R Block, Inc.	16,968	369,902
Service Corp. International	25,241	1,288,553
Strategic Education, Inc.	2,310	212,312
Terminix Global Holdings, Inc.(1)	15,248	726,872
		$ 7,045,542
Diversified Financial Services — 0.1%
Cannae Holdings, Inc.(1)	8,871	$ 351,469
Equitable Holdings, Inc.	50,991	1,663,327
Jefferies Financial Group, Inc.	31,163	938,006
Voya Financial, Inc.	19,845	1,262,936
		$ 4,215,738
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	923,123	$ 27,942,933
Cogent Communications Holdings, Inc.	4,435	304,951
Iridium Communications, Inc.(1)	16,712	689,370
Lumen Technologies, Inc.	130,919	1,747,769
Verizon Communications, Inc.	535,756	31,154,211
		$ 61,839,234
Electric Utilities — 1.0%
Alliant Energy Corp.	58,722	$ 3,180,383
Avangrid, Inc.	12,302	612,763
Eversource Energy	71,879	6,224,003
Hawaiian Electric Industries, Inc.	22,356	993,277
NextEra Energy, Inc.	299,254	22,626,595
Portland General Electric Co.	18,704	887,879
Xcel Energy, Inc.	112,792	7,501,796
		$ 42,026,696
Electrical Equipment — 1.0%
Acuity Brands, Inc.	6,339	$ 1,045,935
AMETEK, Inc.	43,019	5,494,817
Eaton Corp. PLC	73,709	10,192,480
Emerson Electric Co.	109,149	9,847,423
Generac Holdings, Inc.(1)	11,565	3,786,959
Hubbell, Inc.	10,910	2,038,970
nVent Electric PLC	26,394	736,656
Regal Beloit Corp.	6,137	875,627
Rockwell Automation, Inc.	21,365	5,671,126
Sensata Technologies Holding PLC(1)	31,243	1,810,532
Vertiv Holdings Co.	47,049	940,980
		$ 42,441,505
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	112,777	$ 7,439,899
Arrow Electronics, Inc.(1)	10,712	1,187,104
Avnet, Inc.	7,362	305,597
Coherent, Inc.(1)	3,615	914,197
Corning, Inc.	95,972	4,175,742
Dolby Laboratories, Inc., Class A	6,538	645,431
II-VI, Inc.(1)(2)	18,839	1,288,022
IPG Photonics Corp.(1)	3,804	802,416
Jabil, Inc.	15,935	831,170
Keysight Technologies, Inc.(1)	35,068	5,028,751
Littelfuse, Inc.	4,405	1,164,858
National Instruments Corp.	12,111	523,014
Novanta, Inc.(1)	7,626	1,005,793
SYNNEX Corp.	3,656	419,855
Trimble, Inc.(1)	45,227	3,518,208
Zebra Technologies Corp., Class A(1)	6,905	3,350,168
		$ 32,600,225
Energy Equipment & Services — 0.1%
Baker Hughes Co.	233,550	$ 5,047,015
		$ 5,047,015
Entertainment — 2.4%
Activision Blizzard, Inc.	98,398	$ 9,151,014
Electronic Arts, Inc.	35,479	4,802,792
Liberty Formula One Group, Series C(1)	30,215	1,308,007
Live Nation Entertainment, Inc.(1)	21,315	1,804,315
Madison Square Garden Sports Corp., Class A(1)	1,503	269,728
Netflix, Inc.(1)	56,454	29,449,794
Roku, Inc.(1)	12,674	4,128,809
Take-Two Interactive Software, Inc.(1)	15,206	2,686,900
Walt Disney Co. (The)(1)	232,641	42,926,917
Zynga, Inc., Class A(1)	124,302	1,269,124
		$ 97,797,400
Food & Staples Retailing — 1.5%
BJ's Wholesale Club Holdings, Inc.(1)	16,609	$ 745,080
Casey's General Stores, Inc.	6,806	1,471,389
Costco Wholesale Corp.	52,009	18,332,132
Grocery Outlet Holding Corp.(1)	17,840	658,118
Kroger Co. (The)	129,015	4,643,250
Performance Food Group Co.(1)	20,960	1,207,505
Sprouts Farmers Market, Inc.(1)	16,818	447,695
Sysco Corp.	88,620	6,977,939
US Foods Holding Corp.(1)	40,557	1,546,033

9
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Walmart, Inc.	172,982	$ 23,496,145
		$ 59,525,286
Food Products — 1.5%
Beyond Meat, Inc.(1)	8,509	$ 1,107,191
Bunge, Ltd.	24,601	1,950,121
Campbell Soup Co.	35,599	1,789,562
Conagra Brands, Inc.	87,883	3,304,401
Darling Ingredients, Inc.(1)	27,322	2,010,353
Flowers Foods, Inc.	42,955	1,022,329
Freshpet, Inc.(1)	7,572	1,202,509
General Mills, Inc.	106,834	6,551,061
Hain Celestial Group, Inc. (The)(1)	11,948	520,933
Hershey Co. (The)	26,503	4,191,714
Hormel Foods Corp.(2)	47,959	2,291,481
Ingredion, Inc.	13,407	1,205,557
JM Smucker Co. (The)	20,571	2,602,849
Kellogg Co.	46,588	2,949,020
Kraft Heinz Co. (The)	113,464	4,538,560
Lamb Weston Holdings, Inc.	23,552	1,824,809
Lancaster Colony Corp.	4,444	779,300
McCormick & Co., Inc.	44,854	3,999,183
Mondelez International, Inc., Class A	249,043	14,576,487
Post Holdings, Inc.(1)	8,789	929,173
TreeHouse Foods, Inc.(1)	9,824	513,206
		$ 59,859,799
Gas Utilities — 0.0%(3)
New Jersey Resources Corp.	23,287	$ 928,453
ONE Gas, Inc.	10,327	794,249
		$ 1,722,702
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	245,110	$ 29,373,982
ABIOMED, Inc.(1)	6,590	2,100,431
Align Technology, Inc.(1)	10,312	5,584,257
Baxter International, Inc.	72,511	6,115,578
Becton, Dickinson and Co.	41,523	10,096,317
Boston Scientific Corp.(1)	199,756	7,720,569
Cooper Cos., Inc. (The)	6,923	2,659,055
Danaher Corp.	90,959	20,473,052
DENTSPLY SIRONA, Inc.	28,492	1,818,075
DexCom, Inc.(1)	13,494	4,849,609
Edwards Lifesciences Corp.(1)	92,063	7,700,149
Envista Holdings Corp.(1)	20,385	831,708
Globus Medical, Inc., Class A(1)	11,694	721,169
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(1)	6,660	$ 739,327
Hill-Rom Holdings, Inc.	8,666	957,420
Hologic, Inc.(1)	39,658	2,949,762
ICU Medical, Inc.(1)	2,496	512,778
IDEXX Laboratories, Inc.(1)	11,966	5,855,084
Insulet Corp.(1)	9,501	2,479,001
Integra LifeSciences Holdings Corp.(1)	9,182	634,384
Intuitive Surgical, Inc.(1)	17,163	12,682,427
iRhythm Technologies, Inc.(1)	3,446	478,512
Masimo Corp.(1)	6,809	1,563,755
Medtronic PLC	196,455	23,207,229
Neogen Corp.(1)	6,900	613,341
Nevro Corp.(1)	4,188	584,226
Novocure, Ltd.(1)	11,634	1,537,782
NuVasive, Inc.(1)	5,646	370,152
Penumbra, Inc.(1)	4,764	1,289,043
Quidel Corp.(1)	4,768	609,970
ResMed, Inc.	20,972	4,068,987
STERIS PLC	12,700	2,419,096
Stryker Corp.	51,195	12,470,078
Tandem Diabetes Care, Inc.(1)	8,579	757,097
Teleflex, Inc.	6,513	2,705,891
Varian Medical Systems, Inc.(1)	12,235	2,159,845
West Pharmaceutical Services, Inc.	11,395	3,210,883
Zimmer Biomet Holdings, Inc.	29,928	4,790,874
		$ 189,690,895
Health Care Providers & Services — 1.6%
Amedisys, Inc.(1)	3,963	$ 1,049,363
Anthem, Inc.	35,126	12,608,478
Centene Corp.(1)	81,474	5,207,003
Chemed Corp.	2,008	923,319
CVS Health Corp.	191,952	14,440,549
DaVita, Inc.(1)	10,074	1,085,675
Encompass Health Corp.	12,962	1,061,588
Guardant Health, Inc.(1)	14,210	2,169,156
HCA Healthcare, Inc.	39,429	7,426,058
HealthEquity, Inc.(1)	11,570	786,760
Henry Schein, Inc.(1)	23,039	1,595,220
Humana, Inc.	18,417	7,721,327
Laboratory Corp. of America Holdings(1)	13,573	3,461,522
LHC Group, Inc.(1)	4,578	875,359
Molina Healthcare, Inc.(1)	7,980	1,865,405
Premier, Inc., Class A	19,402	656,758
Quest Diagnostics, Inc.	18,791	2,411,637
		$ 65,345,177

10
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.3%
Cerner Corp.	36,706	$ 2,638,427
HMS Holdings Corp.(1)	9,502	351,336
Inovalon Holdings, Inc., Class A(1)	9,911	285,239
Omnicell, Inc.(1)	6,616	859,220
Teladoc Health, Inc.(1)	20,636	3,750,593
Veeva Systems, Inc., Class A(1)	17,526	4,578,492
		$ 12,463,307
Hotels, Restaurants & Leisure — 1.9%
Aramark	50,268	$ 1,899,125
Booking Holdings, Inc.(1)	5,227	12,178,074
Chipotle Mexican Grill, Inc.(1)	4,778	6,788,678
Choice Hotels International, Inc.	3,028	324,874
Darden Restaurants, Inc.	24,471	3,474,882
Domino's Pizza, Inc.	7,265	2,671,994
Expedia Group, Inc.	18,480	3,180,778
Hilton Worldwide Holdings, Inc.	37,276	4,507,414
Hyatt Hotels Corp., Class A	3,935	325,424
Marriott International, Inc., Class A	38,214	5,659,876
Marriott Vacations Worldwide Corp.	4,891	851,914
Planet Fitness, Inc., Class A(1)	12,440	961,612
Royal Caribbean Cruises, Ltd.	26,841	2,297,858
Starbucks Corp.	186,270	20,353,723
Texas Roadhouse, Inc.	13,421	1,287,611
Travel + Leisure Co.	9,867	603,466
Vail Resorts, Inc.	4,753	1,386,260
Wendy's Co. (The)	24,153	489,340
Wingstop, Inc.	4,247	540,091
Wyndham Hotels & Resorts, Inc.	11,818	824,660
Yum! Brands, Inc.	52,536	5,683,344
		$ 76,290,998
Household Durables — 0.7%
D.R. Horton, Inc.	70,589	$ 6,290,892
Helen of Troy, Ltd.(1)	2,654	559,092
KB Home	18,521	861,782
Leggett & Platt, Inc.	15,713	717,298
Lennar Corp., Class A	60,662	6,140,814
Mohawk Industries, Inc.(1)	7,595	1,460,594
Newell Brands, Inc.	43,520	1,165,466
NVR, Inc.(1)	810	3,815,853
PulteGroup, Inc.	58,196	3,051,798
Tempur Sealy International, Inc.	29,192	1,067,260
Toll Brothers, Inc.	26,222	1,487,574
TopBuild Corp.(1)	6,941	1,453,654
Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	7,454	$ 1,642,489
		$ 29,714,566
Household Products — 1.5%
Church & Dwight Co., Inc.	28,465	$ 2,486,418
Clorox Co. (The)	15,502	2,990,026
Colgate-Palmolive Co.	101,384	7,992,101
Energizer Holdings, Inc.	4,550	215,943
Kimberly-Clark Corp.	40,481	5,628,883
Procter & Gamble Co. (The)	293,196	39,707,534
		$ 59,020,905
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	139,496	$ 3,739,888
Clearway Energy, Inc., Class C	22,211	625,017
Ormat Technologies, Inc.	9,336	733,156
		$ 5,098,061
Industrial Conglomerates — 0.7%
3M Co.	98,638	$ 19,005,570
Carlisle Cos., Inc.	17,372	2,859,084
Roper Technologies, Inc.	19,221	7,752,598
		$ 29,617,252
Insurance — 2.0%
Aflac, Inc.	86,323	$ 4,418,011
Alleghany Corp.(1)	1,855	1,161,768
Allstate Corp. (The)	42,528	4,886,467
American Financial Group, Inc.	12,307	1,404,229
American International Group, Inc.	126,210	5,832,164
Arch Capital Group, Ltd.(1)	50,663	1,943,939
Assurant, Inc.	6,877	974,952
Axis Capital Holdings, Ltd.	9,563	474,038
Brighthouse Financial, Inc.(1)	11,523	509,893
Brown & Brown, Inc.	29,378	1,342,868
eHealth, Inc.(1)	2,655	193,098
Enstar Group, Ltd.(1)	2,089	515,419
Erie Indemnity Co., Class A	3,679	812,728
Everest Re Group, Ltd.	6,034	1,495,286
First American Financial Corp.	13,081	741,039
Globe Life, Inc.	13,850	1,338,325
Hanover Insurance Group, Inc. (The)	4,418	571,954
Hartford Financial Services Group, Inc. (The)	52,065	3,477,421
Kemper Corp.	8,396	669,329
Kinsale Capital Group, Inc.	2,495	411,176
Lincoln National Corp.	28,625	1,782,479

11
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	70,814	$ 8,625,145
MetLife, Inc.	105,871	6,435,898
Primerica, Inc.	5,736	847,896
Principal Financial Group, Inc.	35,277	2,115,209
Progressive Corp. (The)	83,171	7,951,979
Prudential Financial, Inc.	55,160	5,025,076
Reinsurance Group of America, Inc.	8,040	1,013,442
RenaissanceRe Holdings, Ltd.	7,066	1,132,327
RLI Corp.	4,743	529,177
Selective Insurance Group, Inc.	6,278	455,406
Travelers Cos., Inc. (The)	34,955	5,257,232
Unum Group	34,853	969,959
White Mountains Insurance Group, Ltd.	372	414,743
Willis Towers Watson PLC	17,672	4,044,767
		$ 79,774,839
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A(1)	68,146	$ 140,552,488
Angi, Inc., Class A(1)	7,243	94,159
CarGurus, Inc.(1)	6,939	165,356
IAC/InterActiveCorp. (1)	9,610	2,078,739
Match Group, Inc.(1)	33,076	4,543,981
Snap, Inc., Class A(1)(2)	125,729	6,574,369
Zillow Group, Inc., Class C(1)	26,487	3,433,775
		$ 157,442,867
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)	49,534	$ 153,262,159
Chewy, Inc., Class A(1)(2)	9,570	810,675
eBay, Inc.	74,921	4,588,162
Etsy, Inc.(1)	14,453	2,914,736
GrubHub, Inc.(1)	12,836	770,160
Qurate Retail, Inc., Series A	38,923	457,734
Stamps.com, Inc.(1)	1,726	344,354
Wayfair, Inc., Class A(1)(2)	8,757	2,756,266
		$ 165,904,246
IT Services — 6.1%
Accenture PLC, Class A	85,570	$ 23,638,713
Akamai Technologies, Inc.(1)	21,008	2,140,715
Amdocs, Ltd.	18,996	1,332,569
Automatic Data Processing, Inc.	54,080	10,192,458
Black Knight, Inc.(1)	17,780	1,315,542
Broadridge Financial Solutions, Inc.	16,128	2,469,197
Cognizant Technology Solutions Corp., Class A	66,076	5,161,857
Concentrix Corp.(1)	7,383	1,105,383
Security	Shares	Value
IT Services (continued)
DXC Technology Co.	38,996	$ 1,219,015
EPAM Systems, Inc.(1)	7,499	2,974,778
Euronet Worldwide, Inc.(1)	7,279	1,006,686
Fastly, Inc., Class A(1)(2)	10,547	709,602
Fidelity National Information Services, Inc.	78,473	11,034,089
Fiserv, Inc.(1)	74,379	8,854,076
Gartner, Inc.(1)	11,755	2,145,875
Genpact, Ltd.	18,763	803,432
International Business Machines Corp.	113,766	15,160,457
Jack Henry & Associates, Inc.	11,052	1,676,809
LiveRamp Holdings, Inc.(1)	9,598	497,944
MasterCard, Inc., Class A	113,292	40,337,617
MAXIMUS, Inc.	10,521	936,790
Okta, Inc.(1)	14,630	3,224,891
Paychex, Inc.	41,137	4,032,249
PayPal Holdings, Inc.(1)	152,855	37,119,308
Perspecta, Inc.	11,812	343,139
Square, Inc., Class A(1)	49,101	11,148,382
Switch, Inc., Class A	16,333	265,575
Twilio, Inc., Class A(1)	19,965	6,803,273
VeriSign, Inc.(1)	12,369	2,458,462
Visa, Inc., Class A	215,960	45,725,211
WEX, Inc.(1)	6,147	1,286,075
		$ 247,120,169
Leisure Products — 0.2%
Brunswick Corp.	13,999	$ 1,335,084
Hasbro, Inc.	15,358	1,476,211
Mattel, Inc.(1)	49,315	982,355
Peloton Interactive, Inc., Class A(1)	31,872	3,583,688
YETI Holdings, Inc.(1)	7,600	548,796
		$ 7,926,134
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(1)	9,523	$ 1,723,663
Adaptive Biotechnologies Corp.(1)	8,561	344,666
Agilent Technologies, Inc.	43,390	5,516,605
Avantor, Inc.(1)	79,291	2,293,889
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,863,157
Bio-Techne Corp.	5,320	2,031,868
Bruker Corp.	11,873	763,196
Charles River Laboratories International, Inc.(1)	7,469	2,164,740
Illumina, Inc.(1)	21,212	8,146,681
IQVIA Holdings, Inc.(1)	27,285	5,269,825
Medpace Holdings, Inc.(1)	3,386	555,473
Mettler-Toledo International, Inc.(1)	3,315	3,831,112

12
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
NeoGenomics, Inc.(1)	13,463	$ 649,320
PerkinElmer, Inc.	15,391	1,974,511
PRA Health Sciences, Inc.(1)	8,271	1,268,192
Repligen Corp.(1)	8,424	1,637,710
Syneos Health, Inc.(1)	9,820	744,847
Thermo Fisher Scientific, Inc.	56,993	26,010,465
Waters Corp.(1)	9,156	2,601,861
		$ 69,391,781
Machinery — 3.3%
AGCO Corp.	11,069	$ 1,590,062
Allison Transmission Holdings, Inc.	18,306	747,434
Caterpillar, Inc.	88,348	20,485,251
CNH Industrial NV(1)	187,604	2,934,126
Colfax Corp.(1)	23,062	1,010,346
Crane Co.	9,033	848,289
Cummins, Inc.	26,205	6,789,977
Deere & Co.	52,043	19,471,368
Donaldson Co., Inc.	24,605	1,431,027
Dover Corp.	25,434	3,487,764
Flowserve Corp.	20,010	776,588
Fortive Corp.	60,362	4,263,972
Gates Industrial Corp. PLC(1)	14,308	228,785
Graco, Inc.	31,329	2,243,783
IDEX Corp.	13,680	2,863,498
Illinois Tool Works, Inc.	57,689	12,779,267
Ingersoll Rand, Inc.(1)	65,141	3,205,589
ITT, Inc.	14,928	1,357,104
Lincoln Electric Holdings, Inc.	9,624	1,183,175
Middleby Corp.(1)	9,329	1,546,282
Nordson Corp.	9,728	1,932,759
Oshkosh Corp.	14,015	1,663,020
Otis Worldwide Corp.	81,143	5,554,238
PACCAR, Inc.	61,891	5,750,912
Parker-Hannifin Corp.	23,358	7,367,814
Pentair PLC	32,829	2,045,903
Proto Labs, Inc.(1)	5,460	664,755
RBC Bearings, Inc.(1)	4,101	806,954
Rexnord Corp.	18,974	893,486
Snap-on, Inc.	7,111	1,640,792
Stanley Black & Decker, Inc.	29,228	5,835,955
Timken Co. (The)	10,539	855,451
Toro Co. (The)	21,586	2,226,380
Watts Water Technologies, Inc., Class A	4,503	535,001
Westinghouse Air Brake Technologies Corp.	32,878	2,602,622
Woodward, Inc.	11,468	1,383,385
Security	Shares	Value
Machinery (continued)
Xylem, Inc.	31,835	$ 3,348,405
		$ 134,351,519
Media — 1.5%
Altice USA, Inc., Class A(1)	56,300	$ 1,831,439
Cable One, Inc.	597	1,091,531
Charter Communications, Inc., Class A(1)	16,830	10,384,447
Comcast Corp., Class A	586,998	31,762,462
Discovery, Inc., Class A(1)	53,969	2,345,493
DISH Network Corp., Class A(1)	28,791	1,042,234
Interpublic Group of Cos., Inc. (The)	55,503	1,620,688
Liberty Broadband Corp., Class C(1)	23,221	3,486,633
New York Times Co. (The), Class A	15,762	797,872
Omnicom Group, Inc.	28,841	2,138,560
Sirius XM Holdings, Inc.	149,868	912,696
ViacomCBS, Inc., Class B	72,175	3,255,092
		$ 60,669,147
Metals & Mining — 0.4%
Nucor Corp.	98,781	$ 7,929,151
Reliance Steel & Aluminum Co.	20,060	3,054,937
Steel Dynamics, Inc.	63,524	3,224,478
		$ 14,208,566
Multiline Retail — 0.5%
Dollar General Corp.	29,513	$ 5,979,924
Kohl's Corp.	21,503	1,281,794
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	4,616	401,592
Target Corp.	58,361	11,559,563
		$ 19,222,873
Multi-Utilities — 0.6%
Ameren Corp.	52,927	$ 4,306,141
CenterPoint Energy, Inc.	114,296	2,588,804
CMS Energy Corp.	60,420	3,698,913
Consolidated Edison, Inc.	71,866	5,375,577
Sempra Energy	63,578	8,429,171
		$ 24,398,606
Personal Products — 0.2%
BellRing Brands, Inc., Class A(1)	5,154	$ 121,686
Coty, Inc., Class A	22,406	201,878
Estee Lauder Cos., Inc. (The), Class A	27,768	8,076,323
		$ 8,399,887

13
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.0%
Axsome Therapeutics, Inc.(1)	3,705	$ 209,777
Bristol-Myers Squibb Co.	327,207	20,656,578
Catalent, Inc.(1)	26,317	2,771,443
Elanco Animal Health, Inc.(1)	62,047	1,827,284
Eli Lilly & Co.	114,129	21,321,580
Horizon Therapeutics PLC(1)	34,288	3,155,868
Jazz Pharmaceuticals PLC(1)	7,177	1,179,683
Merck & Co., Inc.	363,364	28,011,731
Nektar Therapeutics(1)	22,289	445,780
Perrigo Co. PLC	17,537	709,722
Pfizer, Inc.	797,920	28,908,642
Reata Pharmaceuticals, Inc., Class A(1)	3,423	341,273
Zoetis, Inc.	67,540	10,636,199
		$ 120,175,560
Professional Services — 0.6%
ASGN, Inc.(1)	5,496	$ 524,538
Booz Allen Hamilton Holding Corp.	16,080	1,294,922
CoreLogic, Inc.	8,647	685,275
CoStar Group, Inc.(1)	5,568	4,576,284
Exponent, Inc.	5,782	563,456
FTI Consulting, Inc.(1)	3,738	523,731
IHS Markit, Ltd.	55,880	5,408,066
ManpowerGroup, Inc.	8,973	887,430
Nielsen Holdings PLC	52,842	1,328,976
Robert Half International, Inc.	16,715	1,304,940
Science Applications International Corp.	8,747	731,162
TransUnion	24,347	2,191,230
TriNet Group, Inc.(1)	6,210	484,132
Verisk Analytics, Inc.	21,673	3,829,402
		$ 24,333,544
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	69,779	$ 5,520,217
Howard Hughes Corp. (The)(1)	12,709	1,209,007
Jones Lang LaSalle, Inc.(1)	10,675	1,911,252
Redfin Corp.(1)	24,268	1,616,006
		$ 10,256,482
Road & Rail — 1.0%
AMERCO	974	$ 596,672
J.B. Hunt Transport Services, Inc.	10,348	1,739,188
Kansas City Southern	12,716	3,356,007
Knight-Swift Transportation Holdings, Inc.	22,958	1,104,050
Landstar System, Inc.	4,999	825,135
Norfolk Southern Corp.	34,247	9,196,005
Security	Shares	Value
Road & Rail (continued)
Old Dominion Freight Line, Inc.	14,433	$ 3,469,838
Saia, Inc.(1)	3,021	696,582
Schneider National, Inc., Class B	3,803	94,961
Union Pacific Corp.	90,810	20,015,432
Werner Enterprises, Inc.	5,253	247,784
		$ 41,341,654
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(1)	146,382	$ 11,490,987
Analog Devices, Inc.	46,539	7,217,268
Applied Materials, Inc.	117,286	15,669,410
Broadcom, Inc.	51,777	24,006,924
Brooks Automation, Inc.	7,583	619,152
Cirrus Logic, Inc.(1)	6,111	518,152
CMC Materials, Inc.	3,217	568,733
Cree, Inc.(1)	13,043	1,410,340
Enphase Energy, Inc.(1)	14,406	2,336,077
Entegris, Inc.	17,369	1,941,854
First Solar, Inc.(1)	10,040	876,492
Inphi Corp.(1)	7,220	1,288,120
Intel Corp.	525,577	33,636,928
KLA Corp.	20,440	6,753,376
Lam Research Corp.	18,132	10,792,892
Lattice Semiconductor Corp.(1)	14,074	633,612
Marvell Technology Group, Ltd.	83,449	4,087,332
Maxim Integrated Products, Inc.	33,912	3,098,539
Microchip Technology, Inc.	34,183	5,305,885
Micron Technology, Inc.(1)	143,091	12,622,057
MKS Instruments, Inc.	9,340	1,731,823
Monolithic Power Systems, Inc.	5,632	1,989,279
NVIDIA Corp.	76,715	40,960,440
ON Semiconductor Corp.(1)	47,344	1,969,984
Power Integrations, Inc.	6,062	493,932
Qorvo, Inc.(1)	13,466	2,460,238
Semtech Corp.(1)	6,769	467,061
Silicon Laboratories, Inc.(1)	4,605	649,627
Skyworks Solutions, Inc.	21,146	3,879,868
SolarEdge Technologies, Inc.(1)	5,798	1,666,577
Teradyne, Inc.	29,411	3,578,731
Texas Instruments, Inc.	117,181	22,146,037
Universal Display Corp.	6,342	1,501,595
Xilinx, Inc.	30,048	3,722,947
		$ 232,092,269
Software — 9.9%
ACI Worldwide, Inc.(1)	18,967	$ 721,694

14
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Adobe, Inc.(1)	61,774	$ 29,365,506
Altair Engineering, Inc., Class A(1)	4,845	303,152
Alteryx, Inc., Class A(1)	5,174	429,235
Anaplan, Inc.(1)	15,364	827,351
ANSYS, Inc.(1)	10,897	3,700,185
Appfolio, Inc., Class A(1)	1,712	242,094
Appian Corp.(1)	3,863	513,586
Aspen Technology, Inc.(1)	9,492	1,369,980
Autodesk, Inc.(1)	28,380	7,865,517
Avalara, Inc.(1)	9,569	1,276,792
Blackline, Inc.(1)	6,869	744,600
Box, Inc., Class A(1)	15,650	359,324
Cadence Design Systems, Inc.(1)	35,701	4,890,680
CDK Global, Inc.	12,284	664,073
Citrix Systems, Inc.	15,015	2,107,505
Cloudera, Inc.(1)	25,831	314,363
Coupa Software, Inc.(1)	9,728	2,475,581
CrowdStrike Holdings, Inc., Class A(1)	23,787	4,341,365
DocuSign, Inc.(1)	23,695	4,797,053
Dropbox, Inc., Class A(1)	37,922	1,011,001
Dynatrace, Inc.(1)	21,291	1,027,078
Elastic NV(1)	8,376	931,411
Envestnet, Inc.(1)	5,683	410,483
Everbridge, Inc.(1)	3,590	435,036
Fair Isaac Corp.(1)	4,141	2,012,733
Five9, Inc.(1)	8,046	1,257,831
Guidewire Software, Inc.(1)	9,360	951,257
HubSpot, Inc.(1)	5,624	2,554,477
Intuit, Inc.	33,896	12,984,202
j2 Global, Inc.(1)	4,847	580,961
Manhattan Associates, Inc.(1)	6,744	791,611
Medallia, Inc.(1)	7,506	209,342
Microsoft Corp.	847,772	199,879,204
New Relic, Inc.(1)	5,313	326,643
NortonLifeLock, Inc.	65,636	1,395,421
Nuance Communications, Inc.(1)(2)	37,817	1,650,334
Nutanix, Inc., Class A(1)	27,917	741,476
Oracle Corp.	234,342	16,443,778
Palo Alto Networks, Inc.(1)	11,544	3,717,861
Paycom Software, Inc.(1)	7,048	2,608,183
Paylocity Holding Corp.(1)	5,269	947,524
Pegasystems, Inc.	3,895	445,354
Pluralsight, Inc., Class A(1)	7,011	156,626
Proofpoint, Inc.(1)	8,807	1,107,833
PTC, Inc.(1)	15,079	2,075,624
Q2 Holdings, Inc.(1)	4,967	497,693
Qualys, Inc.(1)	3,461	362,644
Security	Shares	Value
Software (continued)
RealPage, Inc.(1)	9,554	$ 833,109
RingCentral, Inc., Class A(1)	9,897	2,948,118
salesforce.com, inc.(1)	114,792	24,320,981
ServiceNow, Inc.(1)	24,748	12,376,722
Smartsheet, Inc., Class A(1)	15,781	1,008,722
Splunk, Inc.(1)	20,298	2,749,973
SS&C Technologies Holdings, Inc.	28,419	1,985,636
SVMK, Inc.(1)	9,077	166,291
Synopsys, Inc.(1)	20,345	5,041,084
Tenable Holdings, Inc.(1)	6,271	226,916
Trade Desk, Inc. (The), Class A(1)	5,757	3,751,607
Tyler Technologies, Inc.(1)	5,090	2,160,858
Verint Systems, Inc.(1)	7,340	333,897
VMware, Inc., Class A(1)	9,531	1,433,939
Workday, Inc., Class A(1)	23,194	5,762,085
Zendesk, Inc.(1)	13,754	1,824,056
Zoom Video Communications, Inc., Class A(1)	25,327	8,137,312
Zscaler, Inc.(1)	10,130	1,739,017
		$ 401,623,580
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	8,266	$ 1,516,728
AutoNation, Inc.(1)	9,030	841,777
AutoZone, Inc.(1)	2,646	3,715,778
Best Buy Co., Inc.	27,724	3,182,992
Burlington Stores, Inc.(1)	7,215	2,155,842
CarMax, Inc.(1)	19,883	2,637,679
Dick's Sporting Goods, Inc.	7,829	596,178
Five Below, Inc.(1)	6,997	1,334,958
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,189,108
Foot Locker, Inc.	9,575	538,594
Gap, Inc. (The)(1)	29,888	890,065
Home Depot, Inc. (The)	128,166	39,122,671
L Brands, Inc.	29,800	1,843,428
Lithia Motors, Inc., Class A	3,411	1,330,597
Lowe's Cos., Inc.	86,348	16,421,663
O'Reilly Automotive, Inc.(1)	8,083	4,100,102
Penske Automotive Group, Inc.	4,680	375,523
RH (1)	1,692	1,009,447
Ross Stores, Inc.	39,862	4,779,852
TJX Cos., Inc. (The)	145,218	9,606,171
Tractor Supply Co.	14,863	2,631,940
Ulta Beauty, Inc.(1)	7,050	2,179,648
Williams-Sonoma, Inc.	10,113	1,812,250
		$ 103,812,991

15
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	1,904,763	$ 232,666,801
Dell Technologies, Inc., Class C(1)	32,515	2,866,197
Hewlett Packard Enterprise Co.	172,537	2,715,732
HP, Inc.	156,674	4,974,400
NetApp, Inc.	29,320	2,130,684
Pure Storage, Inc., Class A(1)	33,965	731,606
Seagate Technology PLC	32,288	2,478,104
Western Digital Corp.	38,106	2,543,576
Xerox Holdings Corp.	19,442	471,857
		$ 251,578,957
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	4,605	$ 409,523
Columbia Sportswear Co.	2,163	228,478
Deckers Outdoor Corp.(1)	2,792	922,532
Hanesbrands, Inc.	49,516	973,980
Levi Strauss & Co., Class A	7,415	177,293
lululemon Athletica, Inc.(1)	14,870	4,560,778
NIKE, Inc., Class B	147,344	19,580,544
PVH Corp.	9,809	1,036,811
Ralph Lauren Corp., Class A	4,242	522,445
Skechers USA, Inc., Class A(1)	20,147	840,331
Tapestry, Inc.	30,789	1,268,815
Under Armour, Inc., Class A(1)	49,300	1,092,488
VF Corp.	36,195	2,892,704
		$ 34,506,722
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	16,779	$ 796,835
MGIC Investment Corp.	43,154	597,683
New York Community Bancorp, Inc.	60,991	769,706
Radian Group, Inc.	25,363	589,690
TFS Financial Corp.	9,601	195,572
		$ 2,949,486
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$ 802,963
Fastenal Co.	71,936	3,616,942
MSC Industrial Direct Co., Inc., Class A	7,733	697,439
SiteOne Landscape Supply, Inc.(1)	6,263	1,069,345
United Rentals, Inc.(1)	12,892	4,245,464
W.W. Grainger, Inc.	5,372	2,153,796
		$ 12,585,949
Water Utilities — 0.2%
American States Water Co.	7,646	$ 578,191
Security	Shares	Value
Water Utilities (continued)
American Water Works Co., Inc.	38,034	$ 5,702,057
Essential Utilities, Inc.	56,911	2,546,767
		$ 8,827,015
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	74,970	$ 9,392,991
United States Cellular Corp.(1)	3,730	136,071
		$ 9,529,062
Total Common Stocks (identified cost $2,555,744,436)		$4,044,495,730

Short-Term Investments — 0.4%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	10,235,840	$ 10,236,863
Total Other (identified cost $10,236,863)		$ 10,236,863
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	4,761,137	$ 4,761,137
Total Securities Lending Collateral (identified cost $4,761,137)		$ 4,761,137
Total Short-Term Investments (identified cost $14,998,000)		$ 14,998,000
Total Investments — 100.0% (identified cost $2,570,742,436)		$4,059,493,730
Other Assets, Less Liabilities — 0.0%(3)		$ 1,202,271
Net Assets — 100.0%		$4,060,696,001

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $18,979,564.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

16
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,560,505,573) - including $18,979,564 of securities on loan	$ 4,049,256,867
Investments in securities of affiliated issuers, at value (identified cost $10,236,863)	10,236,863
Cash	414,568
Receivable for capital shares sold	66,590,751
Dividends receivable	2,412,214
Dividends receivable - affiliated	1,120
Securities lending income receivable	2,770
Receivable from affiliate	369,988
Directors' deferred compensation plan	843,036
Total assets	$4,130,128,177
Liabilities
Payable for investments purchased	$ 59,210,153
Payable for capital shares redeemed	2,830,176
Deposits for securities loaned	4,761,137
Payable to affiliates:
Investment advisory fee	396,759
Administrative fee	396,759
Distribution and service fees	179,979
Sub-transfer agency fee	30,659
Directors' deferred compensation plan	843,036
Accrued expenses	783,518
Total liabilities	$ 69,432,176
Net Assets	$4,060,696,001
Sources of Net Assets
Paid-in capital	$ 2,586,582,086
Distributable earnings	1,474,113,915
Total	$4,060,696,001
Class A Shares
Net Assets	$ 577,383,829
Shares Outstanding	16,397,106
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.21
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 36.97
Class C Shares
Net Assets	$ 72,681,193
Shares Outstanding	2,200,940
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 33.02
Class I Shares
Net Assets	$ 2,562,849,507
Shares Outstanding	70,889,925
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.15
17
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class R6 Shares
Net Assets	$847,781,472
Shares Outstanding	23,466,565
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $708)	$ 24,084,589
Dividend income - affiliated issuers	7,546
Securities lending income, net	45,896
Total investment income	$ 24,138,031
Expenses
Investment advisory fee	$ 2,104,159
Administrative fee	2,104,159
Distribution and service fees:
Class A	630,872
Class C	334,708
Directors' fees and expenses	72,717
Custodian fees	30,504
Transfer agency fees and expenses	910,367
Accounting fees	293,753
Professional fees	48,005
Registration fees	128,396
Reports to shareholders	56,049
Miscellaneous	70,783
Total expenses	$ 6,784,472
Waiver and/or reimbursement of expenses by affiliate	$ (1,790,660)
Net expenses	$ 4,993,812
Net investment income	$ 19,144,219
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 15,411,144
Investment securities - affiliated issuers	(848)
Net realized gain	$ 15,410,296
Change in unrealized appreciation (depreciation):
Investment securities	$ 567,222,525
Investment securities - affiliated issuers	848
Net change in unrealized appreciation (depreciation)	$567,223,373
Net realized and unrealized gain	$582,633,669
Net increase in net assets from operations	$601,777,888
19
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 19,144,219	$ 31,057,023
Net realized gain (loss)	15,410,296	(14,280,388)
Net change in unrealized appreciation (depreciation)	567,223,373	480,345,058
Net increase in net assets from operations	$ 601,777,888	$ 497,121,693
Distributions to shareholders:
Class A	$ (3,800,485)	$ (3,274,673)
Class C	(62,119)	(222,608)
Class I	(20,592,190)	(14,798,820)
Class R6	(7,099,150)	(5,027,931)
Total distributions to shareholders	$ (31,553,944)	$ (23,324,032)
Capital share transactions:
Class A	$ 70,684,249	$ 33,268,354
Class C	(101,028)	(6,144,840)
Class I	374,058,133	389,711,456
Class R6	97,581,733	126,114,763
Net increase in net assets from capital share transactions	$ 542,223,087	$ 542,949,733
Net increase in net assets	$1,112,447,031	$1,016,747,394
Net Assets
At beginning of period	$ 2,948,248,970	$ 1,931,501,576
At end of period	$4,060,696,001	$2,948,248,970
20
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 29.75	$ 24.79	$ 24.66	$ 21.41	$ 18.80	$ 17.90
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.30	$ 0.29	$ 0.27	$ 0.30	$ 0.26
Net realized and unrealized gain	5.57	4.91	0.69	3.46	2.95	1.94
Total income from operations	$ 5.72	$ 5.21	$ 0.98	$ 3.73	$ 3.25	$ 2.20
Less Distributions
From net investment income	$ (0.26)	$ (0.25)	$ (0.22)	$ (0.25)	$ (0.22)	$ (0.18)
From net realized gain	—	—	(0.63)	(0.23)	(0.42)	(1.12)
Total distributions	$ (0.26)	$ (0.25)	$ (0.85)	$ (0.48)	$ (0.64)	$ (1.30)
Net asset value — End of period	$ 35.21	$ 29.75	$ 24.79	$ 24.66	$ 21.41	$ 18.80
Total Return(2)	19.31% (3)	21.18%	4.33%	17.67%	17.71%	12.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$577,384	$424,771	$321,690	$291,891	$264,814	$319,773
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.60%	0.62%	0.65%	0.70%	0.71%
Net expenses	0.49% (5)	0.49%	0.51%	0.54%	0.54%	0.54%
Net investment income	0.88% (5)	1.14%	1.24%	1.19%	1.51%	1.46%
Portfolio Turnover	4% (3)	10%	17%	28%	31%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 27.82	$ 23.21	$ 23.16	$ 20.16	$ 17.71	$ 16.97
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.10	$ 0.11	$ 0.09	$ 0.15	$ 0.12
Net realized and unrealized gain	5.21	4.60	0.64	3.26	2.78	1.82
Total income from operations	$ 5.23	$ 4.70	$ 0.75	$ 3.35	$ 2.93	$ 1.94
Less Distributions
From net investment income	$ (0.03)	$ (0.09)	$ (0.07)	$ (0.12)	$ (0.06)	$ (0.08)
From net realized gain	—	—	(0.63)	(0.23)	(0.42)	(1.12)
Total distributions	$ (0.03)	$ (0.09)	$ (0.70)	$ (0.35)	$ (0.48)	$ (1.20)
Net asset value — End of period	$ 33.02	$ 27.82	$ 23.21	$ 23.16	$ 20.16	$ 17.71
Total Return(2)	18.84% (3)	20.30%	3.55%	16.79%	16.85%	11.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,681	$61,503	$57,167	$61,814	$51,301	$43,579
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.34% (5)	1.35%	1.38%	1.40%	1.50%	1.53%
Net expenses	1.24% (5)	1.24%	1.26%	1.29%	1.29%	1.29%
Net investment income	0.14% (5)	0.40%	0.49%	0.44%	0.77%	0.70%
Portfolio Turnover	4% (3)	10%	17%	28%	31%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
22
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 30.56	$ 25.46	$ 25.29	$ 21.94	$ 19.26	$ 18.33
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.38	$ 0.36	$ 0.36	$ 0.38	$ 0.33
Net realized and unrealized gain	5.72	5.03	0.72	3.54	3.03	1.98
Total income from operations	$ 5.91	$ 5.41	$ 1.08	$ 3.90	$ 3.41	$ 2.31
Less Distributions
From net investment income	$ (0.32)	$ (0.31)	$ (0.28)	$ (0.32)	$ (0.31)	$ (0.26)
From net realized gain	—	—	(0.63)	(0.23)	(0.42)	(1.12)
Total distributions	$ (0.32)	$ (0.31)	$ (0.91)	$ (0.55)	$ (0.73)	$ (1.38)
Net asset value — End of period	$ 36.15	$ 30.56	$ 25.46	$ 25.29	$ 21.94	$ 19.26
Total Return(2)	19.47% (3)	21.45%	4.68%	18.06%	18.17%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,562,850	$1,831,859	$1,143,304	$920,394	$544,751	$387,043
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.34% (5)	0.35%	0.37%	0.41%	0.35%	0.36%
Net expenses	0.24% (5)	0.24%	0.22%	0.19%	0.19%	0.19%
Net investment income	1.13% (5)	1.38%	1.52%	1.53%	1.87%	1.80%
Portfolio Turnover	4% (3)	10%	17%	28%	31%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
23
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 30.55	$ 25.44	$ 25.28	$ 22.09
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.39	$ 0.37	$ 0.37
Net realized and unrealized gain	5.71	5.04	0.72	3.37
Total income from operations	$ 5.91	$ 5.43	$ 1.09	$ 3.74
Less Distributions
From net investment income	$ (0.33)	$ (0.32)	$ (0.30)	$ (0.32)
From net realized gain	—	—	(0.63)	(0.23)
Total distributions	$ (0.33)	$ (0.32)	$ (0.93)	$ (0.55)
Net asset value — End of period	$ 36.13	$ 30.55	$ 25.44	$ 25.28
Total Return(3)	19.44% (4)	21.55%	4.70%	17.21% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$847,781	$630,116	$409,341	$172,944
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.29% (6)	0.30%	0.32%	0.35% (6)
Net expenses	0.19% (6)	0.19%	0.19%	0.19% (6)
Net investment income	1.18% (6)	1.43%	1.55%	1.58% (6)
Portfolio Turnover	4% (4)	10%	17%	28% (7)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
24
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
25

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,044,495,730(1)	$ —	$ —	$ 4,044,495,730
Short-Term Investments:
Other	—	10,236,863	—	10,236,863
Securities Lending Collateral	4,761,137	—	—	4,761,137
Total Investments	$4,049,256,867	$10,236,863	$ —	$4,059,493,730

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
26

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $2,104,159. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $1,790,660.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $2,104,159.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $630,872 and $334,708 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $72,445 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received $111 and $1,489 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $62,341 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $3,576, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $679,796,339 and $155,512,286, respectively.
27

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $14,515,504 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $9,873,286 are short-term and $4,642,218 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,596,210,225
Gross unrealized appreciation	$ 1,475,325,396
Gross unrealized depreciation	(12,041,891)
Net unrealized appreciation	$1,463,283,505
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $18,979,564 and the total value of collateral received was $18,859,488, comprised of cash of $4,761,137 and U.S. government and/or agencies securities of $14,098,351.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,761,137	$ —	$ —	$ —	$4,761,137
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
28

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $10,236,863, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$16,901,268	$332,735,791	$(339,400,196)	$(848)	$848	$10,236,863	$7,546	10,235,840
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,252,354	$ 108,446,362	4,087,288	$ 104,146,002
Reinvestment of distributions	107,500	3,517,405	118,417	3,066,997
Shares redeemed	(1,349,996)	(44,882,424)	(2,957,537)	(75,256,968)
Converted from Class C	111,346	3,602,906	52,792	1,312,323
Net increase	2,121,204	$ 70,684,249	1,300,960	$ 33,268,354
Class C
Shares sold	333,480	$ 10,531,081	365,695	$ 8,930,208
Reinvestment of distributions	1,916	58,943	7,940	193,407
Shares redeemed	(226,397)	(7,088,146)	(569,205)	(13,956,132)
Converted to Class A	(119,055)	(3,602,906)	(56,292)	(1,312,323)
Net decrease	(10,056)	$ (101,028)	(251,862)	$ (6,144,840)
29

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	17,646,698	$ 604,890,914	26,877,058	$ 711,674,434
Reinvestment of distributions	587,791	19,732,152	536,599	14,246,696
Shares redeemed	(7,278,750)	(250,564,933)	(12,391,457)	(336,209,674)
Net increase	10,955,739	$ 374,058,133	15,022,200	$ 389,711,456
Class R6
Shares sold	4,662,421	$ 159,777,884	10,109,378	$ 272,935,432
Reinvestment of distributions	182,682	6,127,146	169,858	4,504,630
Shares redeemed	(2,007,055)	(68,323,297)	(5,743,149)	(151,325,299)
Net increase	2,838,048	$ 97,581,733	4,536,087	$ 126,114,763
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert US Large-Cap Core Responsible Index Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
55,252,335.309	498,654.439	1,874,936.682	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
31

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert US Large-Cap Core Responsible Index Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert US Large-Cap Core Responsible Index Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
32

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
33

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
34

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
35

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

36

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188     3.31.21

Calvert
US Large-Cap Growth Responsible Index Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	14.05%	62.56%	20.38%	17.12%
Class A with 4.75% Maximum Sales Charge	—	—	8.63	54.85	19.22	16.13
Class I at NAV	06/19/2015	06/19/2015	14.22	63.02	20.76	17.48

Russell 1000® Growth Index	—	—	12.44%	62.74%	21.04%	17.98%
Calvert US Large-Cap Growth Responsible Index	—	—	14.38	63.56	21.09	17.80

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.67%	0.42%
Net	0.49	0.24
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	9.0%
Microsoft Corp.	7.7
Amazon.com, Inc.	5.9
Alphabet, Inc., Class A	4.7
Tesla, Inc.	2.4
Visa, Inc., Class A	1.7
Home Depot, Inc. (The)	1.5
NVIDIA Corp.	1.5
MasterCard, Inc., Class A	1.5
Procter & Gamble Co. (The)	1.4
Total	37.3%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,140.50	$2.61 **	0.49%
Class I	$1,000.00	$1,142.20	$1.28 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.74	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	718	$ 102,257
Curtiss-Wright Corp.	180	21,348
HEICO Corp.	582	73,216
Mercury Systems, Inc.(1)	641	45,287
Teledyne Technologies, Inc.(1)	418	172,906
		$ 415,014
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	165	$ 15,746
Expeditors International of Washington, Inc.	1,552	167,135
FedEx Corp.	186	52,832
United Parcel Service, Inc., Class B	1,775	301,732
XPO Logistics, Inc.(1)	244	30,085
		$ 567,530
Airlines — 0.1%
American Airlines Group, Inc.	6,303	$ 150,642
		$ 150,642
Auto Components — 0.0%(2)
Gentex Corp.	1,450	$ 51,722
		$ 51,722
Automobiles — 2.4%
Tesla, Inc.(1)	6,938	$ 4,634,098
		$ 4,634,098
Banks — 0.2%
Commerce Bancshares, Inc.	203	$ 15,552
First Financial Bankshares, Inc.	733	34,253
First Republic Bank	1,037	172,920
Glacier Bancorp, Inc.	4	228
SVB Financial Group(1)	352	173,768
		$ 396,721
Beverages — 0.7%
Coca-Cola Co. (The)	8,539	$ 450,091
PepsiCo, Inc.	7,045	996,515
		$ 1,446,606
Biotechnology — 2.9%
AbbVie, Inc.	11,970	$ 1,295,393
ACADIA Pharmaceuticals, Inc.(1)	918	23,684
Acceleron Pharma, Inc.(1)	538	72,958
Security	Shares	Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc.(1)	104	$ 5,371
Alexion Pharmaceuticals, Inc.(1)	2,302	351,999
Alnylam Pharmaceuticals, Inc.(1)	849	119,870
Amgen, Inc.	3,848	957,421
Amicus Therapeutics, Inc.(1)	3,149	31,112
Arena Pharmaceuticals, Inc.(1)	768	53,292
Arrowhead Pharmaceuticals, Inc.(1)	934	61,934
Biogen, Inc.(1)	1,547	432,773
BioMarin Pharmaceutical, Inc.(1)	1,583	119,532
Bluebird Bio, Inc.(1)	670	20,200
Emergent BioSolutions, Inc.(1)	440	40,880
Exact Sciences Corp.(1)(3)	1,743	229,693
Exelixis, Inc.(1)	2,973	67,160
FibroGen, Inc.(1)	204	7,081
Gilead Sciences, Inc.	1,738	112,327
Halozyme Therapeutics, Inc.(1)	135	5,628
Incyte Corp.(1)	1,945	158,070
Ionis Pharmaceuticals, Inc.(1)	1,393	62,629
Neurocrine Biosciences, Inc.(1)	999	97,153
PTC Therapeutics, Inc.(1)	796	37,691
Regeneron Pharmaceuticals, Inc.(1)	1,070	506,260
Sarepta Therapeutics, Inc.(1)	769	57,314
Seagen, Inc.(1)	1,243	172,603
Ultragenyx Pharmaceutical, Inc.(1)	627	71,390
Vertex Pharmaceuticals, Inc.(1)	2,680	575,905
		$ 5,747,323
Building Products — 0.9%
AAON, Inc.	414	$ 28,984
Advanced Drainage Systems, Inc.	524	54,176
Allegion PLC	1,156	145,217
Armstrong World Industries, Inc.	418	37,658
Carrier Global Corp.	7,654	323,152
Fortune Brands Home & Security, Inc.	481	46,089
Johnson Controls International PLC	8,709	519,666
Lennox International, Inc.	415	129,310
Masco Corp.	1,867	111,833
Owens Corning	2,708	249,380
Trane Technologies PLC	262	43,377
Trex Co., Inc.(1)	1,193	109,207
UFP Industries, Inc.	3	227
		$ 1,798,276
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	100	$ 14,903
Ares Management Corp., Class A	1,630	91,329

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.	497	$ 374,718
Blackstone Group, Inc. (The), Class A	9,702	723,090
Cboe Global Markets, Inc.	1,466	144,680
Charles Schwab Corp. (The)	1,148	74,827
CME Group, Inc.	2,440	498,321
Cohen & Steers, Inc.	456	29,791
FactSet Research Systems, Inc.	407	125,596
Hamilton Lane, Inc., Class A	244	21,609
Houlihan Lokey, Inc.	422	28,067
Interactive Brokers Group, Inc., Class A	275	20,086
Intercontinental Exchange, Inc.	3,932	439,126
KKR & Co., Inc.	104	5,080
LPL Financial Holdings, Inc.	435	61,840
MarketAxess Holdings, Inc.	512	254,935
Moody's Corp.	1,612	481,359
Morningstar, Inc.	232	52,209
MSCI, Inc.	806	337,940
Nasdaq, Inc.	1,666	245,668
Owl Rock Capital Corp.	4,446	61,222
S&P Global, Inc.	2,415	852,181
SEI Investments Co.	1,525	92,918
T. Rowe Price Group, Inc.	2,602	446,503
Virtu Financial, Inc., Class A	207	6,427
		$ 5,484,425
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,169	$ 328,886
Axalta Coating Systems, Ltd.(1)	1,175	34,757
Celanese Corp.	409	61,272
Ecolab, Inc.	2,155	461,321
FMC Corp.	1,531	169,344
International Flavors & Fragrances, Inc.	1,000	139,610
Mosaic Co. (The)	2,964	93,692
PPG Industries, Inc.	1,378	207,058
Quaker Chemical Corp.	103	25,108
Sherwin-Williams Co. (The)	979	722,512
WR Grace & Co.	279	16,701
		$ 2,260,261
Commercial Services & Supplies — 0.6%
ADT, Inc.	1,220	$ 10,297
Cintas Corp.	805	274,755
Clean Harbors, Inc.(1)	125	10,508
Copart, Inc.(1)	1,920	208,531
IAA, Inc.(1)	1,175	64,789
MSA Safety, Inc.	404	60,608
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	1,015	$ 100,840
Stericycle, Inc.(1)	435	29,367
Tetra Tech, Inc.	401	54,424
UniFirst Corp.	48	10,738
Waste Management, Inc.	2,523	325,517
		$ 1,150,374
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	534	$ 161,209
Ciena Corp.(1)	1,798	98,387
Cisco Systems, Inc.	18,361	949,447
F5 Networks, Inc.(1)	564	117,662
Lumentum Holdings, Inc.(1)	827	75,546
Motorola Solutions, Inc.	1,351	254,056
		$ 1,656,307
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	513	$ 172,276
Vulcan Materials Co.	1,692	285,525
		$ 457,801
Consumer Finance — 0.1%
American Express Co.	1,181	$ 167,041
Credit Acceptance Corp.(1)	119	42,867
FirstCash, Inc.	202	13,265
LendingTree, Inc.(1)	187	39,831
		$ 263,004
Containers & Packaging — 0.3%
AptarGroup, Inc.	454	$ 64,318
Avery Dennison Corp.	220	40,403
Ball Corp.	3,421	289,896
Berry Global Group, Inc.(1)	303	18,604
Crown Holdings, Inc.	730	70,839
Graphic Packaging Holding Co.	1,254	22,773
Silgan Holdings, Inc.	205	8,616
		$ 515,449
Distributors — 0.1%
Pool Corp.	343	$ 118,417
		$ 118,417
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	543	$ 93,097
Chegg, Inc.(1)	1,258	107,760
frontdoor, Inc.(1)	995	53,481

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.(1)	446	$ 47,767
H&R Block, Inc.	709	15,456
Service Corp. International	153	7,811
Strategic Education, Inc.	101	9,283
Terminix Global Holdings, Inc.(1)	203	9,677
		$ 344,332
Diversified Telecommunication Services — 0.0%(2)
Cogent Communications Holdings, Inc.	242	$ 16,640
Iridium Communications, Inc.(1)	1,582	65,257
		$ 81,897
Electric Utilities — 0.4%
Eversource Energy	665	$ 57,582
NextEra Energy, Inc.	9,888	747,632
Xcel Energy, Inc.	488	32,457
		$ 837,671
Electrical Equipment — 0.6%
AMETEK, Inc.	2,069	$ 264,273
Emerson Electric Co.	1,700	153,374
Generac Holdings, Inc.(1)	764	250,172
Hubbell, Inc.	111	20,745
Rockwell Automation, Inc.	1,117	296,497
Sensata Technologies Holding PLC(1)	1,074	62,238
Vertiv Holdings Co.	4,512	90,240
		$ 1,137,539
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	5,675	$ 374,380
Coherent, Inc.(1)	260	65,751
Corning, Inc.	7,684	334,331
Dolby Laboratories, Inc., Class A	378	37,316
II-VI, Inc.(1)(3)	1,374	93,940
IPG Photonics Corp.(1)	349	73,618
Jabil, Inc.	304	15,857
Keysight Technologies, Inc.(1)	2,323	333,118
Littelfuse, Inc.	77	20,362
National Instruments Corp.	254	10,969
Novanta, Inc.(1)	357	47,085
Trimble, Inc.(1)	2,528	196,653
Zebra Technologies Corp., Class A(1)	500	242,590
		$ 1,845,970
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.	17,710	$ 382,713
		$ 382,713
Entertainment — 2.8%
Activision Blizzard, Inc.	5,231	$ 486,483
Electronic Arts, Inc.	2,769	374,840
Liberty Formula One Group, Series C(1)	1,924	83,290
Live Nation Entertainment, Inc.(1)	1,258	106,490
Madison Square Garden Sports Corp., Class A(1)	231	41,455
Netflix, Inc.(1)	4,196	2,188,885
Roku, Inc.(1)	982	319,906
Take-Two Interactive Software, Inc.(1)	1,044	184,475
Walt Disney Co. (The)(1)	8,442	1,557,718
Zynga, Inc., Class A(1)	10,810	110,370
		$ 5,453,912
Food & Staples Retailing — 0.5%
Casey's General Stores, Inc.	103	$ 22,267
Costco Wholesale Corp.	2,389	842,075
Grocery Outlet Holding Corp.(1)	1,416	52,236
Sprouts Farmers Market, Inc.(1)	608	16,185
Walmart, Inc.	637	86,524
		$ 1,019,287
Food Products — 0.8%
Bunge, Ltd.	695	$ 55,093
Campbell Soup Co.	1,099	55,247
Conagra Brands, Inc.	51	1,918
Flowers Foods, Inc.	1,247	29,679
Freshpet, Inc.(1)	621	98,621
General Mills, Inc.	864	52,980
Hain Celestial Group, Inc. (The)(1)	104	4,534
Hershey Co. (The)	1,458	230,597
Hormel Foods Corp.(3)	1,955	93,410
JM Smucker Co. (The)	146	18,473
Kellogg Co.	958	60,641
Lamb Weston Holdings, Inc.	1,594	123,503
Lancaster Colony Corp.	185	32,442
McCormick & Co., Inc.	2,381	212,290
Mondelez International, Inc., Class A	6,163	360,720
Post Holdings, Inc.(1)	485	51,274
TreeHouse Foods, Inc.(1)	182	9,508
		$ 1,490,930

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.0%(2)
ONE Gas, Inc.	110	$ 8,460
		$ 8,460
Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	15,699	$ 1,881,368
ABIOMED, Inc.(1)	476	151,715
Align Technology, Inc.(1)	758	410,480
Baxter International, Inc.	4,511	380,458
Becton, Dickinson and Co.	2,986	726,046
Boston Scientific Corp.(1)	14,675	567,189
Cooper Cos., Inc. (The)	488	187,436
Danaher Corp.	4,378	985,400
DENTSPLY SIRONA, Inc.	2,169	138,404
DexCom, Inc.(1)	989	355,437
Edwards Lifesciences Corp.(1)	5,518	461,525
Globus Medical, Inc., Class A(1)	730	45,019
Haemonetics Corp.(1)	586	65,052
Hill-Rom Holdings, Inc.	650	71,812
Hologic, Inc.(1)	1,127	83,826
ICU Medical, Inc.(1)	176	36,157
IDEXX Laboratories, Inc.(1)	879	430,103
Insulet Corp.(1)	695	181,339
Integra LifeSciences Holdings Corp.(1)	852	58,865
Intuitive Surgical, Inc.(1)	1,215	897,812
iRhythm Technologies, Inc.(1)	188	26,106
Masimo Corp.(1)	518	118,964
Medtronic PLC	2,969	350,728
Neogen Corp.(1)	551	48,978
Novocure, Ltd.(1)	909	120,152
NuVasive, Inc.(1)	269	17,636
Penumbra, Inc.(1)	344	93,080
Quidel Corp.(1)	436	55,777
ResMed, Inc.	1,530	296,851
STERIS PLC	868	165,337
Stryker Corp.	2,957	720,266
Teleflex, Inc.	493	204,822
Varian Medical Systems, Inc.(1)	1,010	178,295
West Pharmaceutical Services, Inc.	778	219,225
Zimmer Biomet Holdings, Inc.	2,126	340,330
		$ 11,071,990
Health Care Providers & Services — 0.7%
Amedisys, Inc.(1)	340	$ 90,029
Anthem, Inc.	259	92,968
Centene Corp.(1)	1,333	85,192
Chemed Corp.	172	79,089
Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	419	$ 34,316
HCA Healthcare, Inc.	405	76,278
HealthEquity, Inc.(1)	989	67,252
Humana, Inc.	776	325,338
Laboratory Corp. of America Holdings(1)	999	254,775
LHC Group, Inc.(1)	238	45,508
Molina Healthcare, Inc.(1)	322	75,271
Premier, Inc., Class A	1,050	35,542
Quest Diagnostics, Inc.	242	31,058
		$ 1,292,616
Health Care Technology — 0.5%
Cerner Corp.	3,127	$ 224,769
HMS Holdings Corp.(1)	1,113	41,153
Inovalon Holdings, Inc., Class A(1)	709	20,405
Omnicell, Inc.(1)	349	45,325
Teladoc Health, Inc.(1)	1,410	256,267
Veeva Systems, Inc., Class A(1)	1,337	349,278
		$ 937,197
Hotels, Restaurants & Leisure — 2.3%
Aramark	632	$ 23,877
Booking Holdings, Inc.(1)	395	920,287
Chipotle Mexican Grill, Inc.(1)	381	541,332
Choice Hotels International, Inc.	426	45,706
Domino's Pizza, Inc.	520	191,251
Expedia Group, Inc.	1,292	222,379
Hilton Worldwide Holdings, Inc.	2,767	334,586
Hyatt Hotels Corp., Class A	116	9,593
Marriott International, Inc., Class A	1,002	148,406
Marriott Vacations Worldwide Corp.	374	65,143
Planet Fitness, Inc., Class A(1)	893	69,029
Starbucks Corp.	12,637	1,380,845
Texas Roadhouse, Inc.	212	20,339
Vail Resorts, Inc.	189	55,124
Wendy's Co. (The)	1,606	32,538
Wingstop, Inc.	348	44,255
Wyndham Hotels & Resorts, Inc.	334	23,306
Yum! Brands, Inc.	3,243	350,828
		$ 4,478,824
Household Durables — 0.2%
D.R. Horton, Inc.	493	$ 43,936
Helen of Troy, Ltd.(1)	251	52,876
Newell Brands, Inc.	308	8,248
NVR, Inc.(1)	44	207,281

9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Tempur Sealy International, Inc.	443	$ 16,196
TopBuild Corp.(1)	455	95,291
		$ 423,828
Household Products — 2.0%
Church & Dwight Co., Inc.	1,793	$ 156,619
Clorox Co. (The)	911	175,714
Colgate-Palmolive Co.	6,563	517,361
Energizer Holdings, Inc.	318	15,092
Kimberly-Clark Corp.	1,364	189,664
Procter & Gamble Co. (The)	20,461	2,771,033
		$ 3,825,483
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,847	$ 49,518
Clearway Energy, Inc., Class C	258	7,260
Ormat Technologies, Inc.	179	14,057
		$ 70,835
Industrial Conglomerates — 0.5%
3M Co.	1,689	$ 325,436
Carlisle Cos., Inc.	503	82,784
Roper Technologies, Inc.	1,173	473,118
		$ 881,338
Insurance — 0.8%
Alleghany Corp.(1)	190	$ 118,995
Brown & Brown, Inc.	1,661	75,924
eHealth, Inc.(1)	210	15,273
Enstar Group, Ltd.(1)	217	53,541
Erie Indemnity Co., Class A	350	77,319
Kemper Corp.	50	3,986
Kinsale Capital Group, Inc.	307	50,594
Marsh & McLennan Cos., Inc.	4,353	530,195
Primerica, Inc.	221	32,668
Progressive Corp. (The)	3,700	353,757
RenaissanceRe Holdings, Ltd.	553	88,618
RLI Corp.	465	51,880
White Mountains Insurance Group, Ltd.	20	22,298
Willis Towers Watson PLC	696	159,301
		$ 1,634,349
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A(1)	4,471	$ 9,221,527
Angi, Inc., Class A(1)	34	442
CarGurus, Inc.(1)	1,493	35,578
Security	Shares	Value
Interactive Media & Services (continued)
IAC/InterActiveCorp. (1)	755	$ 163,314
Match Group, Inc.(1)	2,437	334,795
Snap, Inc., Class A(1)(3)	6,422	335,806
Zillow Group, Inc., Class C(1)	2,076	269,133
		$ 10,360,595
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)	3,728	$ 11,534,730
eBay, Inc.	354	21,679
Etsy, Inc.(1)	1,098	221,434
GrubHub, Inc.(1)	1,053	63,180
Qurate Retail, Inc., Series A	3,036	35,704
Stamps.com, Inc.(1)	232	46,286
Wayfair, Inc., Class A(1)(3)	111	34,937
		$ 11,957,950
IT Services — 8.1%
Accenture PLC, Class A	6,039	$ 1,668,274
Akamai Technologies, Inc.(1)	1,690	172,211
Amdocs, Ltd.	339	23,781
Automatic Data Processing, Inc.	2,189	412,561
Black Knight, Inc.(1)	1,668	123,415
Broadridge Financial Solutions, Inc.	1,142	174,840
Cognizant Technology Solutions Corp., Class A	2,501	195,378
EPAM Systems, Inc.(1)	520	206,279
Euronet Worldwide, Inc.(1)	306	42,320
Fidelity National Information Services, Inc.	6,060	852,097
Fiserv, Inc.(1)	5,757	685,313
Gartner, Inc.(1)	926	169,041
Genpact, Ltd.	1,188	50,870
Jack Henry & Associates, Inc.	725	109,997
MasterCard, Inc., Class A	8,194	2,917,474
MAXIMUS, Inc.	669	59,568
Okta, Inc.(1)	710	156,505
Paychex, Inc.	1,669	163,595
PayPal Holdings, Inc.(1)	11,025	2,677,311
Perspecta, Inc.	1,322	38,404
Square, Inc., Class A(1)(3)	3,792	860,974
Switch, Inc., Class A	902	14,667
Twilio, Inc., Class A(1)	1,140	388,466
VeriSign, Inc.(1)	967	192,201
Visa, Inc., Class A	15,617	3,306,587
WEX, Inc.(1)	492	102,936
		$ 15,765,065

10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 0.1%
Brunswick Corp.	1,047	$ 99,853
Hasbro, Inc.	35	3,364
Mattel, Inc.(1)	709	14,123
YETI Holdings, Inc.(1)	692	49,969
		$ 167,309
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(1)	34	$ 6,154
Agilent Technologies, Inc.	3,096	393,625
Avantor, Inc.(1)	5,603	162,095
Bio-Rad Laboratories, Inc., Class A(1)	207	118,232
Bio-Techne Corp.	410	156,591
Bruker Corp.	1,163	74,758
Charles River Laboratories International, Inc.(1)	543	157,378
Illumina, Inc.(1)	1,525	585,692
IQVIA Holdings, Inc.(1)	1,975	381,452
Medpace Holdings, Inc.(1)	289	47,410
Mettler-Toledo International, Inc.(1)	248	286,611
NeoGenomics, Inc.(1)	1,017	49,050
PerkinElmer, Inc.	1,190	152,665
PRA Health Sciences, Inc.(1)	644	98,745
Repligen Corp.(1)	492	95,650
Syneos Health, Inc.(1)	644	48,847
Thermo Fisher Scientific, Inc.	3,946	1,800,875
Waters Corp.(1)	613	174,196
		$ 4,790,026
Machinery — 1.5%
Allison Transmission Holdings, Inc.	1,132	$ 46,220
Colfax Corp.(1)	681	29,835
Crane Co.	108	10,142
Cummins, Inc.	59	15,287
Deere & Co.	745	278,734
Donaldson Co., Inc.	1,083	62,987
Dover Corp.	528	72,405
Fortive Corp.	3,198	225,907
Gates Industrial Corp. PLC(1)	301	4,813
Graco, Inc.	2,090	149,686
IDEX Corp.	667	139,616
Illinois Tool Works, Inc.	2,171	480,920
Ingersoll Rand, Inc.(1)	4,651	228,876
ITT, Inc.	337	30,637
Lincoln Electric Holdings, Inc.	324	39,833
Nordson Corp.	482	95,764
Otis Worldwide Corp.	5,330	364,838
PACCAR, Inc.	229	21,279
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	558	$ 176,010
Proto Labs, Inc.(1)	452	55,031
RBC Bearings, Inc.(1)	225	44,273
Rexnord Corp.	404	19,024
Stanley Black & Decker, Inc.	26	5,191
Toro Co. (The)	1,327	136,867
Watts Water Technologies, Inc., Class A	52	6,178
Westinghouse Air Brake Technologies Corp.	336	26,598
Woodward, Inc.	192	23,161
Xylem, Inc.	1,223	128,635
		$ 2,918,747
Media — 0.9%
Altice USA, Inc., Class A(1)	4,196	$ 136,496
Cable One, Inc.	60	109,702
Charter Communications, Inc., Class A(1)	1,189	733,637
Comcast Corp., Class A	6,292	340,460
Liberty Broadband Corp., Class C(1)	1,455	218,468
New York Times Co. (The), Class A	1,379	69,805
Sirius XM Holdings, Inc.	13,358	81,350
		$ 1,689,918
Multiline Retail — 0.4%
Dollar General Corp.	1,959	$ 396,932
Ollie's Bargain Outlet Holdings, Inc.(1)	587	51,069
Target Corp.	1,712	339,096
		$ 787,097
Multi-Utilities — 0.0%(2)
CenterPoint Energy, Inc.	2,647	$ 59,954
CMS Energy Corp.	226	13,836
		$ 73,790
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	215	$ 5,076
Estee Lauder Cos., Inc. (The), Class A	2,066	600,896
		$ 605,972
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	23,284	$ 1,469,919
Catalent, Inc.(1)	1,785	187,979
Elanco Animal Health, Inc.(1)	2,043	60,166
Eli Lilly & Co.	7,840	1,464,669
Horizon Therapeutics PLC(1)	1,323	121,769
Jazz Pharmaceuticals PLC(1)	597	98,129
Merck & Co., Inc.	19,459	1,500,094

11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Nektar Therapeutics(1)	409	$ 8,180
Perrigo Co. PLC	656	26,548
Pfizer, Inc.	5,387	195,171
Zoetis, Inc.	4,865	766,140
		$ 5,898,764
Professional Services — 0.8%
ASGN, Inc.(1)	409	$ 39,035
Booz Allen Hamilton Holding Corp.	1,277	102,837
CoreLogic, Inc.	880	69,740
CoStar Group, Inc.(1)	397	326,290
Exponent, Inc.	633	61,686
FTI Consulting, Inc.(1)	326	45,676
IHS Markit, Ltd.	3,982	385,378
Nielsen Holdings PLC	1,002	25,200
Robert Half International, Inc.	629	49,106
Science Applications International Corp.	183	15,297
TransUnion	2,027	182,430
TriNet Group, Inc.(1)	407	31,730
Verisk Analytics, Inc.	1,649	291,362
		$ 1,625,767
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	1,240	$ 98,096
Howard Hughes Corp. (The)(1)	127	12,082
Redfin Corp.(1)	1,159	77,178
		$ 187,356
Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	649	$ 109,077
Kansas City Southern	578	152,546
Knight-Swift Transportation Holdings, Inc.	951	45,734
Landstar System, Inc.	329	54,305
Norfolk Southern Corp.	1,087	291,881
Old Dominion Freight Line, Inc.	1,032	248,103
Saia, Inc.(1)	220	50,728
Schneider National, Inc., Class B	105	2,622
Union Pacific Corp.	3,999	881,419
Werner Enterprises, Inc.	254	11,981
		$ 1,848,396
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(1)	11,151	$ 875,353
Analog Devices, Inc.	2,370	367,540
Applied Materials, Inc.	8,238	1,100,597
Broadcom, Inc.	3,896	1,806,419
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	726	$ 59,278
Cirrus Logic, Inc.(1)	249	21,113
CMC Materials, Inc.	334	59,048
Cree, Inc.(1)	102	11,029
Enphase Energy, Inc.(1)	1,066	172,863
Entegris, Inc.	1,459	163,116
First Solar, Inc.(1)	731	63,816
Inphi Corp.(1)	273	48,706
Intel Corp.	23,092	1,477,888
KLA Corp.	1,508	498,243
Lam Research Corp.	1,386	825,003
Lattice Semiconductor Corp.(1)	1,491	67,125
Marvell Technology Group, Ltd.	5,131	251,316
Maxim Integrated Products, Inc.	1,282	117,136
Microchip Technology, Inc.	2,584	401,088
Micron Technology, Inc.(1)	10,795	952,227
MKS Instruments, Inc.	449	83,254
Monolithic Power Systems, Inc.	455	160,711
NVIDIA Corp.	5,523	2,948,895
ON Semiconductor Corp.(1)	4,116	171,267
Power Integrations, Inc.	518	42,207
Qorvo, Inc.(1)	1,041	190,191
Semtech Corp.(1)	730	50,370
Silicon Laboratories, Inc.(1)	521	73,497
Skyworks Solutions, Inc.	1,444	264,945
SolarEdge Technologies, Inc.(1)	454	130,498
Teradyne, Inc.	2,041	248,349
Texas Instruments, Inc.	7,083	1,338,616
Universal Display Corp.	433	102,521
Xilinx, Inc.	2,452	303,803
		$ 15,448,028
Software — 14.9%
ACI Worldwide, Inc.(1)	785	$ 29,869
Adobe, Inc.(1)	4,647	2,209,044
Altair Engineering, Inc., Class A(1)	433	27,093
Alteryx, Inc., Class A(1)	566	46,955
ANSYS, Inc.(1)	863	293,040
Appfolio, Inc., Class A(1)	283	40,019
Aspen Technology, Inc.(1)	753	108,680
Autodesk, Inc.(1)	2,121	587,835
Blackline, Inc.(1)	416	45,094
Box, Inc., Class A(1)	235	5,396
Cadence Design Systems, Inc.(1)	2,723	373,024
CDK Global, Inc.	1,119	60,493
Citrix Systems, Inc.	1,212	170,116
Coupa Software, Inc.(1)	627	159,559

12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
DocuSign, Inc.(1)	1,781	$ 360,563
Dropbox, Inc., Class A(1)	153	4,079
Envestnet, Inc.(1)	494	35,682
Everbridge, Inc.(1)	267	32,355
Fair Isaac Corp.(1)	300	145,815
Five9, Inc.(1)	683	106,773
Guidewire Software, Inc.(1)	901	91,569
HubSpot, Inc.(1)	428	194,402
Intuit, Inc.	2,609	999,404
j2 Global, Inc.(1)	537	64,365
Manhattan Associates, Inc.(1)	749	87,918
Microsoft Corp.	64,018	15,093,524
New Relic, Inc.(1)	420	25,822
Nuance Communications, Inc.(1)(3)	1,777	77,548
Oracle Corp.	11,875	833,269
Palo Alto Networks, Inc.(1)	928	298,872
Paycom Software, Inc.(1)	507	187,620
Paylocity Holding Corp.(1)	342	61,502
Pegasystems, Inc.	339	38,761
Pluralsight, Inc., Class A(1)	95	2,122
Proofpoint, Inc.(1)	490	61,637
PTC, Inc.(1)	1,126	154,994
Q2 Holdings, Inc.(1)	573	57,415
Qualys, Inc.(1)	396	41,493
RealPage, Inc.(1)	840	73,248
RingCentral, Inc., Class A(1)	778	231,751
salesforce.com, inc.(1)	8,613	1,824,836
ServiceNow, Inc.(1)	1,914	957,211
Smartsheet, Inc., Class A(1)	1,179	75,362
Splunk, Inc.(1)	1,503	203,626
SS&C Technologies Holdings, Inc.	2,274	158,884
Synopsys, Inc.(1)	1,455	360,520
Tenable Holdings, Inc.(1)	927	33,543
Trade Desk, Inc. (The), Class A(1)	416	271,091
Tyler Technologies, Inc.(1)	420	178,303
Verint Systems, Inc.(1)	450	20,471
VMware, Inc., Class A(1)	798	120,059
Workday, Inc., Class A(1)	1,753	435,498
Zendesk, Inc.(1)	1,150	152,513
Zoom Video Communications, Inc., Class A(1)	1,946	625,230
Zscaler, Inc.(1)	769	132,014
		$ 29,067,881
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	109	$ 20,000
AutoZone, Inc.(1)	192	269,626
Burlington Stores, Inc.(1)	580	173,304
Security	Shares	Value
Specialty Retail (continued)
CarMax, Inc.(1)	165	$ 21,889
Five Below, Inc.(1)	480	91,579
Floor & Decor Holdings, Inc., Class A(1)	962	91,852
Gap, Inc. (The)(1)	1,439	42,853
Home Depot, Inc. (The)	9,667	2,950,852
L Brands, Inc.	1,392	86,109
Lowe's Cos., Inc.	4,291	816,062
O'Reilly Automotive, Inc.(1)	606	307,394
RH (1)	139	82,927
Ross Stores, Inc.	3,123	374,479
TJX Cos., Inc. (The)	10,823	715,942
Tractor Supply Co.	1,032	182,747
Ulta Beauty, Inc.(1)	479	148,092
Williams-Sonoma, Inc.	294	52,685
		$ 6,428,392
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	144,073	$ 17,598,517
Pure Storage, Inc., Class A(1)	2,539	54,690
		$ 17,653,207
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	152	$ 13,517
Columbia Sportswear Co.	102	10,774
Deckers Outdoor Corp.(1)	271	89,544
lululemon Athletica, Inc.(1)	1,098	336,768
NIKE, Inc., Class B	11,061	1,469,896
Skechers USA, Inc., Class A(1)	268	11,178
Tapestry, Inc.	2,272	93,629
Under Armour, Inc., Class A(1)	3,537	78,380
VF Corp.	194	15,505
		$ 2,119,191
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,000	$ 251,400
SiteOne Landscape Supply, Inc.(1)	356	60,783
United Rentals, Inc.(1)	305	100,440
W.W. Grainger, Inc.	275	110,256
		$ 522,879
Water Utilities — 0.1%
American States Water Co.	132	$ 9,982
American Water Works Co., Inc.	1,019	152,768
Essential Utilities, Inc.	892	39,917
		$ 202,667

13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	2,025	$ 253,712
		$ 253,712
Total Common Stocks (identified cost $116,603,672)		$194,705,850

Short-Term Investments — 0.3%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	428,696	$ 428,739
Total Other (identified cost $428,739)		$ 428,739
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	35,262	$ 35,262
Total Securities Lending Collateral (identified cost $35,262)		$ 35,262
Total Short-Term Investments (identified cost $464,001)		$ 464,001
Total Investments — 100.1% (identified cost $117,067,673)		$195,169,851
Other Assets, Less Liabilities — (0.1)%		$ (112,518)
Net Assets — 100.0%		$195,057,333

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $1,611,178.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $116,638,934) - including $1,611,178 of securities on loan	$ 194,741,112
Investments in securities of affiliated issuers, at value (identified cost $428,739)	428,739
Receivable for capital shares sold	570,561
Dividends receivable	63,016
Dividends receivable - affiliated	44
Securities lending income receivable	147
Receivable from affiliate	34,340
Directors' deferred compensation plan	45,975
Total assets	$195,883,934
Liabilities
Payable for investments purchased	$ 491,961
Payable for capital shares redeemed	126,449
Deposits for securities loaned	35,262
Payable to affiliates:
Investment advisory fee	19,064
Administrative fee	19,064
Distribution and service fees	8,089
Sub-transfer agency fee	3,306
Directors' deferred compensation plan	45,975
Accrued expenses	77,431
Total liabilities	$ 826,601
Net Assets	$195,057,333
Sources of Net Assets
Paid-in capital	$ 117,289,375
Distributable earnings	77,767,958
Total	$195,057,333
Class A Shares
Net Assets	$ 39,428,972
Shares Outstanding	883,734
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.62
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 46.85
Class I Shares
Net Assets	$ 155,628,361
Shares Outstanding	3,461,716
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 754,515
Dividend income - affiliated issuers	309
Securities lending income, net	1,525
Total investment income	$ 756,349
Expenses
Investment advisory fee	$ 101,254
Administrative fee	101,254
Distribution and service fees:
Class A	42,900
Directors' fees and expenses	3,510
Custodian fees	6,923
Transfer agency fees and expenses	59,608
Accounting fees	19,089
Professional fees	13,745
Registration fees	27,048
Reports to shareholders	7,884
Miscellaneous	7,733
Total expenses	$ 390,948
Waiver and/or reimbursement of expenses by affiliate	$ (144,638)
Net expenses	$ 246,310
Net investment income	$ 510,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,111,279
Investment securities - affiliated issuers	(22)
Net realized gain	$ 1,111,257
Change in unrealized appreciation (depreciation):
Investment securities	$ 19,529,008
Investment securities - affiliated issuers	22
Net change in unrealized appreciation (depreciation)	$19,529,030
Net realized and unrealized gain	$20,640,287
Net increase in net assets from operations	$21,150,326
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 510,039	$ 855,558
Net realized gain	1,111,257	1,717,768
Net change in unrealized appreciation (depreciation)	19,529,030	34,162,532
Net increase in net assets from operations	$ 21,150,326	$ 36,735,858
Distributions to shareholders:
Class A	$ (540,452)	$ (263,535)
Class I	(2,398,807)	(1,322,504)
Total distributions to shareholders	$ (2,939,259)	$ (1,586,039)
Capital share transactions:
Class A	$ 6,694,310	$ 6,032,987
Class I	28,827,586	8,832,344
Net increase in net assets from capital share transactions	$ 35,521,896	$ 14,865,331
Net increase in net assets	$ 53,732,963	$ 50,015,150
Net Assets
At beginning of period	$ 141,324,370	$ 91,309,220
At end of period	$195,057,333	$141,324,370
17
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 39.77	$ 29.65	$ 29.83	$ 24.35	$ 20.66	$ 18.55
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.19	$ 0.20	$ 0.17	$ 0.21	$ 0.15
Net realized and unrealized gain	5.46	10.39	0.96	5.84	3.64	2.00
Total income from operations	$ 5.55	$ 10.58	$ 1.16	$ 6.01	$ 3.85	$ 2.15
Less Distributions
From net investment income	$ (0.15)	$ (0.17)	$ (0.20)	$ (0.19)	$ (0.16)	$ (0.04)
From net realized gain	(0.55)	(0.29)	(1.14)	(0.34)	—	— (2)
Total distributions	$ (0.70)	$ (0.46)	$ (1.34)	$ (0.53)	$ (0.16)	$ (0.04)
Net asset value — End of period	$ 44.62	$ 39.77	$ 29.65	$ 29.83	$24.35	$20.66
Total Return(3)	14.05% (4)	36.14%	4.51%	25.03%	18.76%	11.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,429	$29,021	$16,361	$14,036	$ 6,214	$ 4,403
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.66% (6)	0.67%	0.77%	0.82%	1.53%	1.45%
Net expenses	0.49% (6)	0.49%	0.51%	0.57%	0.57%	0.57%
Net investment income	0.40% (6)	0.56%	0.72%	0.63%	0.92%	0.77%
Portfolio Turnover	10% (4)	53%	34%	54%	75%	43%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 40.08	$ 29.88	$ 30.02	$ 24.45	$ 20.74	$ 18.57
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.27	$ 0.28	$ 0.26	$ 0.28	$ 0.22
Net realized and unrealized gain	5.51	10.46	0.97	5.87	3.66	2.01
Total income from operations	$ 5.65	$ 10.73	$ 1.25	$ 6.13	$ 3.94	$ 2.23
Less Distributions
From net investment income	$ (0.22)	$ (0.24)	$ (0.25)	$ (0.22)	$ (0.23)	$ (0.06)
From net realized gain	(0.55)	(0.29)	(1.14)	(0.34)	—	— (2)
Total distributions	$ (0.77)	$ (0.53)	$ (1.39)	$ (0.56)	$ (0.23)	$ (0.06)
Net asset value — End of period	$ 44.96	$ 40.08	$ 29.88	$ 30.02	$ 24.45	$ 20.74
Total Return(3)	14.22% (4)	36.42%	4.82%	25.46%	19.20%	12.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155,628	$112,304	$74,948	$60,367	$40,821	$38,646
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.41% (6)	0.42%	0.52%	0.58%	0.58%	0.61%
Net expenses	0.24% (6)	0.24%	0.24%	0.22%	0.22%	0.22%
Net investment income	0.65% (6)	0.81%	1.00%	0.98%	1.26%	1.12%
Portfolio Turnover	10% (4)	53%	34%	54%	75%	43%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
20

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 194,705,850(1)	$ —	$ —	$ 194,705,850
Short-Term Investments:
Other	—	428,739	—	428,739
Securities Lending Collateral	35,262	—	—	35,262
Total Investments	$194,741,112	$428,739	$ —	$195,169,851

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $101,254. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
21

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $144,638.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $101,254.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $42,900 for Class A shares.
The Fund was informed that EVD received $15,455 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $6,819 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $175, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $50,156,746 and $17,212,510, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$118,769,299
Gross unrealized appreciation	$ 76,712,765
Gross unrealized depreciation	(312,213)
Net unrealized appreciation	$ 76,400,552
22

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $1,611,178 and the total value of collateral received was $1,563,873, comprised of cash of $35,262 and U.S. government and/or agencies securities of $1,528,611.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$35,262	$ —	$ —	$ —	$35,262
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $428,739, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,288,932	$22,074,357	$(24,934,550)	$(22)	$22	$428,739	$309	428,696
23

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	253,370	$ 10,995,070	319,128	$ 10,754,978
Reinvestment of distributions	12,185	516,884	8,095	250,466
Shares redeemed	(111,561)	(4,817,644)	(149,236)	(4,972,457)
Net increase	153,994	$ 6,694,310	177,987	$ 6,032,987
Class I
Shares sold	1,091,072	$ 47,586,860	1,750,290	$ 57,817,474
Reinvestment of distributions	55,026	2,350,142	42,402	1,319,561
Shares redeemed	(486,184)	(21,109,416)	(1,499,446)	(50,304,691)
Net increase	659,914	$ 28,827,586	293,246	$ 8,832,344
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
2,091,710.220	12,020.955	135,908.656	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
25

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert US Large-Cap Growth Responsible Index Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert US Large-Cap Growth Responsible Index Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
26

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
27

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
28

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190     3.31.21

Calvert
US Large-Cap Value Responsible Index Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	30.94%	63.85%	13.22%	10.13%
Class A with 4.75% Maximum Sales Charge	—	—	24.71	56.04	12.13	9.21
Class I at NAV	06/19/2015	06/19/2015	31.11	64.31	13.57	10.48

Russell 1000® Value Index	—	—	29.34%	56.09%	11.73%	9.33%
Calvert US Large-Cap Value Responsible Index	—	—	31.58	65.05	13.79	10.74

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.63%	0.38%
Net	0.49	0.24
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.3
Verizon Communications, Inc.	1.9
AT&T, Inc.	1.7
Comcast Corp., Class A	1.7
Walmart, Inc.	1.5
Pfizer, Inc.	1.5
Walt Disney Co. (The)	1.5
Coca-Cola Co. (The)	1.4
Wells Fargo & Co.	1.3
Total	18.3%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,309.40	$2.82 **	0.49%
Class I	$1,000.00	$1,311.10	$1.38 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.74	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	6,203	$ 735,676
Hexcel Corp.	16,957	949,592
		$ 1,685,268
Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	15,640	$ 1,492,525
Expeditors International of Washington, Inc.	3,287	353,977
FedEx Corp.	28,334	8,047,989
United Parcel Service, Inc., Class B	62,017	10,542,270
XPO Logistics, Inc.(1)	10,619	1,309,323
		$ 21,746,084
Airlines — 1.0%
Alaska Air Group, Inc.	18,883	$ 1,306,892
Delta Air Lines, Inc.	96,689	4,668,145
JetBlue Airways Corp.(1)	48,285	982,117
Southwest Airlines Co.	86,498	5,281,568
		$ 12,238,722
Auto Components — 0.8%
Aptiv PLC	37,790	$ 5,211,241
Autoliv, Inc.	13,705	1,271,824
BorgWarner, Inc.	37,260	1,727,374
Gentex Corp.	11,057	394,403
Lear Corp.	8,714	1,579,412
		$ 10,184,254
Automobiles — 0.7%
Ford Motor Co.(1)	527,193	$ 6,458,114
Harley-Davidson, Inc.	23,332	935,613
Thor Industries, Inc.	7,889	1,062,964
		$ 8,456,691
Banks — 13.7%
Bank of America Corp.	784,629	$ 30,357,296
Bank OZK	14,221	580,928
BOK Financial Corp.	4,011	358,262
Citigroup, Inc.	226,310	16,464,052
Citizens Financial Group, Inc.	55,387	2,445,336
Comerica, Inc.	17,057	1,223,669
Commerce Bancshares, Inc.	12,980	994,398
Community Bank System, Inc.	6,285	482,185
Cullen/Frost Bankers, Inc.	7,058	767,628
East West Bancorp, Inc.	17,984	1,327,219
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	92,319	$ 3,457,347
First Citizens Bancshares, Inc., Class A	875	731,299
First Financial Bankshares, Inc.	9,472	442,627
First Horizon Corp.	68,049	1,150,709
First Republic Bank	13,469	2,245,956
Glacier Bancorp, Inc.	12,673	723,375
Huntington Bancshares, Inc.	126,434	1,987,542
JPMorgan Chase & Co.	300,025	45,672,806
KeyCorp	124,531	2,488,129
M&T Bank Corp.	16,591	2,515,361
People's United Financial, Inc.	54,818	981,242
Pinnacle Financial Partners, Inc.	10,017	888,107
PNC Financial Services Group, Inc. (The)	50,723	8,897,321
Popular, Inc.	11,507	809,172
Prosperity Bancshares, Inc.	10,628	795,931
Regions Financial Corp.	122,551	2,531,904
Signature Bank	6,769	1,530,471
SVB Financial Group(1)	3,330	1,643,888
Synovus Financial Corp.	19,689	900,772
TCF Financial Corp.	18,632	865,643
Truist Financial Corp.	158,719	9,256,492
U.S. Bancorp	177,875	9,838,266
United Bankshares, Inc.	14,839	572,489
Valley National Bancorp	55,472	762,185
Wells Fargo & Co.	443,822	17,340,126
Western Alliance Bancorp	11,962	1,129,691
Zions Bancorp NA	20,236	1,112,171
		$ 176,271,995
Beverages — 2.7%
Coca-Cola Co. (The)	345,002	$ 18,185,055
Keurig Dr Pepper, Inc.	102,372	3,518,526
PepsiCo, Inc.	90,242	12,764,731
		$ 34,468,312
Biotechnology — 3.3%
AbbVie, Inc.	75,221	$ 8,140,417
ACADIA Pharmaceuticals, Inc.(1)	7,032	181,426
Agios Pharmaceuticals, Inc.(1)	8,553	441,677
Allakos, Inc.(1)	5,117	587,329
Allogene Therapeutics, Inc.(1)	12,796	451,699
Alnylam Pharmaceuticals, Inc.(1)	6,931	978,588
Amgen, Inc.	27,167	6,759,421
Biogen, Inc.(1)	413	115,537
Biohaven Pharmaceutical Holding Co., Ltd.(1)	8,784	600,386
BioMarin Pharmaceutical, Inc.(1)	3,729	281,577

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.(1)	9,693	$ 942,450
Bridgebio Pharma, Inc.(1)(2)	17,124	1,054,838
ChemoCentryx, Inc.(1)	8,901	456,087
Deciphera Pharmaceuticals, Inc.(1)	5,330	238,997
Denali Therapeutics, Inc.(1)	13,910	794,261
FibroGen, Inc.(1)	9,526	330,647
Gilead Sciences, Inc.	134,303	8,680,003
Global Blood Therapeutics, Inc.(1)	8,904	362,838
Halozyme Therapeutics, Inc.(1)	16,007	667,332
Iovance Biotherapeutics, Inc.(1)	20,759	657,230
Kodiak Sciences, Inc.(1)	5,275	598,132
Mirati Therapeutics, Inc.(1)	8,094	1,386,502
Moderna, Inc.(1)	39,130	5,124,074
Natera, Inc.(1)	12,481	1,267,321
Sarepta Therapeutics, Inc.(1)	79	5,888
United Therapeutics Corp.(1)	7,167	1,198,824
Vir Biotechnology, Inc.(1)	9,314	477,529
		$ 42,781,010
Building Products — 0.6%
Advanced Drainage Systems, Inc.	3,652	$ 377,580
Fortune Brands Home & Security, Inc.	11,000	1,054,020
Lennox International, Inc.	225	70,108
Masco Corp.	4,737	283,746
Trane Technologies PLC	32,593	5,396,097
UFP Industries, Inc.	7,913	600,122
		$ 7,781,673
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	5,091	$ 758,712
Ameriprise Financial, Inc.	15,138	3,518,828
Bank of New York Mellon Corp. (The)	112,697	5,329,441
BlackRock, Inc.	12,780	9,635,609
Charles Schwab Corp. (The)	151,443	9,871,055
CME Group, Inc.	24,188	4,939,915
Franklin Resources, Inc.	35,957	1,064,327
Goldman Sachs Group, Inc. (The)	37,354	12,214,758
Houlihan Lokey, Inc.	1,654	110,008
Interactive Brokers Group, Inc., Class A	5,723	418,008
Intercontinental Exchange, Inc.	34,620	3,866,362
Invesco, Ltd.	46,822	1,180,851
KKR & Co., Inc.	70,045	3,421,698
Lazard, Ltd., Class A	13,976	608,096
LPL Financial Holdings, Inc.	5,952	846,136
Northern Trust Corp.	26,059	2,739,061
Raymond James Financial, Inc.	15,619	1,914,265
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	45,390	$ 3,813,214
Stifel Financial Corp.	13,292	851,485
T. Rowe Price Group, Inc.	4,638	795,881
Virtu Financial, Inc., Class A	12,166	377,754
		$ 68,275,464
Chemicals — 2.0%
Air Products & Chemicals, Inc.	18,985	$ 5,341,240
Ashland Global Holdings, Inc.	13,180	1,169,989
Axalta Coating Systems, Ltd.(1)	21,223	627,776
Celanese Corp.	14,054	2,105,430
Eastman Chemical Co.	27,610	3,040,413
Ecolab, Inc.	15,001	3,211,264
Huntsman Corp.	42,538	1,226,370
International Flavors & Fragrances, Inc.	29,000	4,048,690
Mosaic Co. (The)	25,308	799,986
PPG Industries, Inc.	25,211	3,788,205
Quaker Chemical Corp.	286	69,718
WR Grace & Co.	6,215	372,030
		$ 25,801,111
Commercial Services & Supplies — 0.9%
ADT, Inc.	545	$ 4,600
Cintas Corp.	63	21,502
Clean Harbors, Inc.(1)	9,672	813,028
MSA Safety, Inc.	1,790	268,536
Republic Services, Inc.	31,875	3,166,781
Stericycle, Inc.(1)	14,931	1,007,992
Tetra Tech, Inc.	5,104	692,715
UniFirst Corp.	851	190,377
Waste Management, Inc.	37,344	4,818,123
		$ 10,983,654
Communications Equipment — 1.2%
Cisco Systems, Inc.	261,679	$ 13,531,421
Juniper Networks, Inc.	43,086	1,091,369
Motorola Solutions, Inc.	4,403	827,984
		$ 15,450,774
Construction & Engineering — 0.6%
AECOM (1)	33,060	$ 2,119,477
EMCOR Group, Inc.	12,207	1,369,137
MasTec, Inc.(1)	12,839	1,203,014
Quanta Services, Inc.	31,154	2,740,929
		$ 7,432,557

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	9,159	$ 3,075,775
Vulcan Materials Co.	16,845	2,842,594
		$ 5,918,369
Consumer Finance — 2.2%
Ally Financial, Inc.	46,817	$ 2,116,597
American Express Co.	67,591	9,560,071
Capital One Financial Corp.	58,795	7,480,488
Credit Acceptance Corp.(1)	239	86,095
Discover Financial Services	39,406	3,743,176
FirstCash, Inc.	4,037	265,110
OneMain Holdings, Inc.	9,975	535,857
Santander Consumer USA Holdings, Inc.	7,255	196,320
SLM Corp.	43,456	780,904
Synchrony Financial	75,849	3,084,020
		$ 27,848,638
Containers & Packaging — 1.1%
AptarGroup, Inc.	5,244	$ 742,918
Avery Dennison Corp.	14,005	2,572,018
Ball Corp.	7,793	660,379
Berry Global Group, Inc.(1)	21,800	1,338,520
Crown Holdings, Inc.	17,070	1,656,473
Graphic Packaging Holding Co.	31,090	564,594
Packaging Corp. of America	19,441	2,614,426
Silgan Holdings, Inc.	14,644	615,487
Sonoco Products Co.	20,639	1,306,449
WestRock Co.	51,988	2,705,975
		$ 14,777,239
Distributors — 0.3%
Genuine Parts Co.	16,701	$ 1,930,469
LKQ Corp.(1)	37,740	1,597,534
		$ 3,528,003
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	1,912	$ 327,812
Chegg, Inc.(1)	118	10,108
Grand Canyon Education, Inc.(1)	1,017	108,921
H&R Block, Inc.	15,179	330,902
Service Corp. International	20,437	1,043,309
Strategic Education, Inc.	913	83,914
Terminix Global Holdings, Inc.(1)	17,082	814,299
		$ 2,719,265
Security	Shares	Value
Diversified Financial Services — 0.3%
Cannae Holdings, Inc.(1)	10,292	$ 407,769
Equitable Holdings, Inc.	49,394	1,611,232
Jefferies Financial Group, Inc.	36,914	1,111,112
Voya Financial, Inc.	15,916	1,012,894
		$ 4,143,007
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	741,096	$ 22,432,976
Cogent Communications Holdings, Inc.	1,417	97,433
Lumen Technologies, Inc.	141,186	1,884,833
Verizon Communications, Inc.	425,320	24,732,358
		$ 49,147,600
Electric Utilities — 2.0%
Alliant Energy Corp.	57,546	$ 3,116,691
Avangrid, Inc.	15,217	757,959
Eversource Energy	52,172	4,517,573
Hawaiian Electric Industries, Inc.	24,581	1,092,134
NextEra Energy, Inc.	136,114	10,291,580
Portland General Electric Co.	20,199	958,847
Xcel Energy, Inc.	80,640	5,363,366
		$ 26,098,150
Electrical Equipment — 1.7%
Acuity Brands, Inc.	7,349	$ 1,212,585
AMETEK, Inc.	11,386	1,454,334
Eaton Corp. PLC	51,968	7,186,135
Emerson Electric Co.	64,228	5,794,650
Hubbell, Inc.	9,325	1,742,749
nVent Electric PLC	34,499	962,867
Regal Beloit Corp.	8,313	1,186,099
Rockwell Automation, Inc.	4,984	1,322,953
Sensata Technologies Holding PLC(1)	16,684	966,838
		$ 21,829,210
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	28,416	$ 1,874,604
Arrow Electronics, Inc.(1)	8,773	972,224
Avnet, Inc.	10,602	440,089
Dolby Laboratories, Inc., Class A	3,705	365,758
IPG Photonics Corp.(1)	386	81,423
Jabil, Inc.	13,578	708,228
Littelfuse, Inc.	3,057	808,393
National Instruments Corp.	12,343	533,032
SYNNEX Corp.	4,477	514,139

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	9,679	$ 752,929
		$ 7,050,819
Entertainment — 1.7%
Activision Blizzard, Inc.	25,827	$ 2,401,911
Liberty Formula One Group, Series C(1)	6,185	267,749
Live Nation Entertainment, Inc.(1)	4,846	410,214
Madison Square Garden Sports Corp., Class A(1)	168	30,149
Walt Disney Co. (The)(1)	102,524	18,917,728
		$ 22,027,751
Food & Staples Retailing — 3.3%
BJ's Wholesale Club Holdings, Inc.(1)	17,469	$ 783,659
Casey's General Stores, Inc.	4,591	992,528
Costco Wholesale Corp.	21,653	7,632,249
Kroger Co. (The)	129,851	4,673,338
Performance Food Group Co.(1)	22,324	1,286,086
Sprouts Farmers Market, Inc.(1)	12,373	329,369
Sysco Corp.	71,289	5,613,296
US Foods Holding Corp.(1)	35,079	1,337,211
Walmart, Inc.	144,443	19,619,693
		$ 42,267,429
Food Products — 2.9%
Beyond Meat, Inc.(1)	9,555	$ 1,243,297
Bunge, Ltd.	17,636	1,398,006
Campbell Soup Co.	25,444	1,279,070
Conagra Brands, Inc.	80,121	3,012,550
Darling Ingredients, Inc.(1)	28,279	2,080,769
Flowers Foods, Inc.	19,771	470,550
General Mills, Inc.	87,096	5,340,727
Hain Celestial Group, Inc. (The)(1)	13,277	578,877
Hershey Co. (The)	6,206	981,541
Hormel Foods Corp.(2)	27,234	1,301,240
Ingredion, Inc.	10,881	978,419
JM Smucker Co. (The)	16,434	2,079,394
Kellogg Co.	33,711	2,133,906
Kraft Heinz Co. (The)	110,615	4,424,600
Lamb Weston Holdings, Inc.	4,584	355,168
Lancaster Colony Corp.	302	52,959
McCormick & Co., Inc.	16,731	1,491,736
Mondelez International, Inc., Class A	126,751	7,418,736
Post Holdings, Inc.(1)	4,111	434,615
TreeHouse Foods, Inc.(1)	7,563	395,091
		$ 37,451,251
Security	Shares	Value
Gas Utilities — 0.1%
New Jersey Resources Corp.	24,180	$ 964,057
ONE Gas, Inc.	10,605	815,630
		$ 1,779,687
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	28,544	$ 3,420,713
Baxter International, Inc.	10,887	918,209
Danaher Corp.	28,930	6,511,564
Edwards Lifesciences Corp.(1)	15,822	1,323,352
Envista Holdings Corp.(1)	27,352	1,115,962
Hill-Rom Holdings, Inc.	396	43,750
Hologic, Inc.(1)	25,240	1,877,351
iRhythm Technologies, Inc.(1)	1,287	178,713
Medtronic PLC	117,021	13,823,691
Nevro Corp.(1)	5,040	703,080
NuVasive, Inc.(1)	1,740	114,074
STERIS PLC	214	40,763
Stryker Corp.	9,862	2,402,186
Tandem Diabetes Care, Inc.(1)	10,727	946,658
Teleflex, Inc.	111	46,116
Zimmer Biomet Holdings, Inc.	1,113	178,169
		$ 33,644,351
Health Care Providers & Services — 3.5%
Anthem, Inc.	27,113	$ 9,732,211
Centene Corp.(1)	74,615	4,768,645
CVS Health Corp.	150,050	11,288,262
DaVita, Inc.(1)	13,124	1,414,373
Encompass Health Corp.	9,232	756,101
Guardant Health, Inc.(1)	14,276	2,179,231
HCA Healthcare, Inc.	31,810	5,991,095
Henry Schein, Inc.(1)	22,301	1,544,121
Humana, Inc.	9,328	3,910,764
LHC Group, Inc.(1)	405	77,440
Molina Healthcare, Inc.(1)	3,867	903,950
Quest Diagnostics, Inc.	17,496	2,245,437
		$ 44,811,630
Health Care Technology — 0.0%(3)
Omnicell, Inc.(1)	457	$ 59,351
		$ 59,351
Hotels, Restaurants & Leisure — 1.2%
Aramark	39,218	$ 1,481,656
Choice Hotels International, Inc.	277	29,719
Darden Restaurants, Inc.	22,573	3,205,366

9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	3,686	$ 304,832
Marriott International, Inc., Class A	25,512	3,778,582
Royal Caribbean Cruises, Ltd.	29,350	2,512,654
Texas Roadhouse, Inc.	8,015	768,959
Travel + Leisure Co.	12,450	761,442
Vail Resorts, Inc.	2,884	841,148
Wendy's Co. (The)	12,305	249,299
Wyndham Hotels & Resorts, Inc.	8,734	609,459
Yum! Brands, Inc.	12,056	1,304,218
		$ 15,847,334
Household Durables — 1.6%
D.R. Horton, Inc.	52,357	$ 4,666,056
Helen of Troy, Ltd.(1)	204	42,975
KB Home	20,267	943,023
Leggett & Platt, Inc.	16,898	771,394
Lennar Corp., Class A	49,256	4,986,185
Mohawk Industries, Inc.(1)	7,140	1,373,093
Newell Brands, Inc.	41,514	1,111,745
PulteGroup, Inc.	59,915	3,141,942
Tempur Sealy International, Inc.	17,507	640,056
Toll Brothers, Inc.	25,713	1,458,698
TopBuild Corp.(1)	95	19,896
Whirlpool Corp.	7,516	1,656,151
		$ 20,811,214
Household Products — 0.6%
Church & Dwight Co., Inc.	4,418	$ 385,912
Clorox Co. (The)	3,590	692,439
Colgate-Palmolive Co.	14,088	1,110,557
Energizer Holdings, Inc.	860	40,816
Kimberly-Clark Corp.	21,471	2,985,543
Procter & Gamble Co. (The)	20,744	2,809,360
		$ 8,024,627
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	115,385	$ 3,093,472
Clearway Energy, Inc., Class C	25,404	714,868
Ormat Technologies, Inc.	6,662	523,167
		$ 4,331,507
Industrial Conglomerates — 1.0%
3M Co.	51,857	$ 9,991,807
Carlisle Cos., Inc.	10,029	1,650,573
Roper Technologies, Inc.	1,477	595,733
		$ 12,238,113
Security	Shares	Value
Insurance — 4.4%
Aflac, Inc.	82,475	$ 4,221,070
Allstate Corp. (The)	38,819	4,460,303
American Financial Group, Inc.	9,481	1,081,782
American International Group, Inc.	112,924	5,218,218
Arch Capital Group, Ltd.(1)	50,096	1,922,183
Assurant, Inc.	7,418	1,051,650
Axis Capital Holdings, Ltd.	8,898	441,074
Brighthouse Financial, Inc.(1)	12,461	551,399
Brown & Brown, Inc.	8,683	396,900
Everest Re Group, Ltd.	5,048	1,250,945
First American Financial Corp.	14,584	826,184
Globe Life, Inc.	13,022	1,258,316
Hanover Insurance Group, Inc. (The)	4,287	554,995
Hartford Financial Services Group, Inc. (The)	45,434	3,034,537
Kemper Corp.	7,683	612,489
Lincoln National Corp.	24,143	1,503,385
Marsh & McLennan Cos., Inc.	10,552	1,285,234
MetLife, Inc.	97,746	5,941,979
Primerica, Inc.	3,242	479,232
Principal Financial Group, Inc.	34,606	2,074,976
Progressive Corp. (The)	40,654	3,886,929
Prudential Financial, Inc.	50,983	4,644,551
Reinsurance Group of America, Inc.	8,432	1,062,854
RenaissanceRe Holdings, Ltd.	2,292	367,293
RLI Corp.	1,133	126,409
Selective Insurance Group, Inc.	8,121	589,097
Travelers Cos., Inc. (The)	32,748	4,925,299
Unum Group	27,399	762,514
White Mountains Insurance Group, Ltd.	331	369,032
Willis Towers Watson PLC	8,650	1,979,812
		$ 56,880,641
Interactive Media & Services — 0.2%
Angi, Inc., Class A(1)	5,173	$ 67,249
Snap, Inc., Class A(1)(2)	38,734	2,025,401
		$ 2,092,650
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc., Class A(1)(2)	9,642	$ 816,774
eBay, Inc.	77,826	4,766,064
Qurate Retail, Inc., Series A	19,250	226,380
Wayfair, Inc., Class A(1)(2)	7,732	2,433,647
		$ 8,242,865
IT Services — 2.6%
Accenture PLC, Class A	5,084	$ 1,404,455

10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs, Ltd.	12,145	$ 851,972
Automatic Data Processing, Inc.	26,619	5,016,883
Broadridge Financial Solutions, Inc.	576	88,186
Cognizant Technology Solutions Corp., Class A	38,592	3,014,807
Concentrix Corp.(1)	5,360	802,499
DXC Technology Co.	33,299	1,040,927
Euronet Worldwide, Inc.(1)	3,111	430,251
Fastly, Inc., Class A(1)(2)	13,265	892,469
Genpact, Ltd.	6,435	275,547
International Business Machines Corp.	100,491	13,391,431
LiveRamp Holdings, Inc.(1)	8,457	438,749
MAXIMUS, Inc.	2,907	258,839
Okta, Inc.(1)	7,005	1,544,112
Paychex, Inc.	18,774	1,840,227
Perspecta, Inc.	9,402	273,128
Switch, Inc., Class A	2,845	46,260
Twilio, Inc., Class A(1)	4,997	1,702,778
		$ 33,313,520
Leisure Products — 0.4%
Hasbro, Inc.	15,256	$ 1,466,406
Mattel, Inc.(1)	31,727	632,002
Peloton Interactive, Inc., Class A(1)	31,086	3,495,310
		$ 5,593,718
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A(1)	11,299	$ 2,045,119
Adaptive Biotechnologies Corp.(1)	13,942	561,305
Bruker Corp.	723	46,474
Syneos Health, Inc.(1)	5,817	441,220
		$ 3,094,118
Machinery — 6.2%
AGCO Corp.	12,899	$ 1,852,941
Allison Transmission Holdings, Inc.	8,292	338,562
Caterpillar, Inc.	60,376	13,999,383
CNH Industrial NV(1)	196,746	3,077,107
Colfax Corp.(1)	6,903	302,420
Crane Co.	7,466	701,132
Cummins, Inc.	20,498	5,311,237
Deere & Co.	28,843	10,791,320
Donaldson Co., Inc.	6,468	376,179
Dover Corp.	21,717	2,978,052
Flowserve Corp.	27,602	1,071,234
Fortive Corp.	14,615	1,032,404
Gates Industrial Corp. PLC(1)	3,874	61,945
Security	Shares	Value
Machinery (continued)
IDEX Corp.	4,837	$ 1,012,481
Illinois Tool Works, Inc.	22,152	4,907,111
ITT, Inc.	14,573	1,324,831
Lincoln Electric Holdings, Inc.	5,901	725,469
Middleby Corp.(1)	11,102	1,840,157
Nordson Corp.	2,837	563,655
Oshkosh Corp.	13,805	1,638,101
PACCAR, Inc.	52,669	4,894,004
Parker-Hannifin Corp.	14,581	4,599,285
Pentair PLC	33,724	2,101,680
RBC Bearings, Inc.(1)	1,564	307,748
Rexnord Corp.	16,320	768,509
Snap-on, Inc.	6,271	1,446,971
Stanley Black & Decker, Inc.	25,568	5,105,163
Timken Co. (The)	14,095	1,144,091
Watts Water Technologies, Inc., Class A	4,337	515,279
Westinghouse Air Brake Technologies Corp.	31,070	2,459,501
Woodward, Inc.	9,359	1,128,976
Xylem, Inc.	16,868	1,774,176
		$ 80,151,104
Media — 2.7%
Charter Communications, Inc., Class A(1)	1,129	$ 696,616
Comcast Corp., Class A	404,450	21,884,789
Discovery, Inc., Class A(1)	56,344	2,448,710
DISH Network Corp., Class A(1)	32,540	1,177,948
Interpublic Group of Cos., Inc. (The)	54,564	1,593,269
Liberty Broadband Corp., Class C(1)	3,768	565,765
New York Times Co. (The), Class A	5,353	270,969
Omnicom Group, Inc.	30,546	2,264,986
ViacomCBS, Inc., Class B	80,080	3,611,608
		$ 34,514,660
Metals & Mining — 0.8%
Nucor Corp.	58,226	$ 4,673,801
Reliance Steel & Aluminum Co.	18,048	2,748,530
Steel Dynamics, Inc.	57,899	2,938,953
		$ 10,361,284
Multiline Retail — 0.7%
Dollar General Corp.	2,966	$ 600,971
Kohl's Corp.	19,235	1,146,598
Target Corp.	38,522	7,630,053
		$ 9,377,622

11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 1.5%
Ameren Corp.	49,004	$ 3,986,966
CenterPoint Energy, Inc.	76,468	1,732,000
CMS Energy Corp.	58,090	3,556,270
Consolidated Edison, Inc.	60,998	4,562,650
Sempra Energy	44,728	5,930,038
		$ 19,767,924
Personal Products — 0.0%(3)
BellRing Brands, Inc., Class A(1)	1,373	$ 32,417
Coty, Inc., Class A	35,111	316,350
		$ 348,767
Pharmaceuticals — 2.4%
Axsome Therapeutics, Inc.(1)	4,574	$ 258,980
Elanco Animal Health, Inc.(1)	42,198	1,242,731
Eli Lilly & Co.	5,406	1,009,949
Horizon Therapeutics PLC(1)	15,784	1,452,760
Merck & Co., Inc.	87,683	6,759,483
Nektar Therapeutics(1)	22,040	440,800
Perrigo Co. PLC	11,688	473,013
Pfizer, Inc.	535,849	19,413,809
Reata Pharmaceuticals, Inc., Class A(1)	4,159	414,652
		$ 31,466,177
Professional Services — 0.3%
ASGN, Inc.(1)	3,633	$ 346,733
Booz Allen Hamilton Holding Corp.	3,481	280,325
CoreLogic, Inc.	329	26,073
FTI Consulting, Inc.(1)	144	20,176
ManpowerGroup, Inc.	8,764	866,760
Nielsen Holdings PLC	36,552	919,283
Robert Half International, Inc.	9,952	776,953
Science Applications International Corp.	4,374	365,623
TriNet Group, Inc.(1)	3,142	244,950
		$ 3,846,876
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	47,168	$ 3,731,460
Howard Hughes Corp. (The)(1)	8,884	845,135
Jones Lang LaSalle, Inc.(1)	11,520	2,062,541
		$ 6,639,136
Road & Rail — 1.3%
AMERCO	1,359	$ 832,523
J.B. Hunt Transport Services, Inc.	3,517	591,102
Kansas City Southern	5,203	1,373,176
Security	Shares	Value
Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	7,921	$ 380,921
Landstar System, Inc.	726	119,833
Norfolk Southern Corp.	20,730	5,566,420
Saia, Inc.(1)	343	79,089
Schneider National, Inc., Class B	3,466	86,546
Union Pacific Corp.	34,004	7,494,822
Werner Enterprises, Inc.	3,730	175,944
		$ 16,700,376
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	16,648	$ 2,581,772
Applied Materials, Inc.	9,239	1,234,330
Brooks Automation, Inc.	488	39,845
Cirrus Logic, Inc.(1)	3,046	258,270
Cree, Inc.(1)	13,073	1,413,584
Inphi Corp.(1)	2,815	502,224
Intel Corp.	192,830	12,341,120
Marvell Technology Group, Ltd.	17,091	837,117
Maxim Integrated Products, Inc.	19,348	1,767,827
MKS Instruments, Inc.	2,650	491,363
Qorvo, Inc.(1)	266	48,598
Skyworks Solutions, Inc.	1,738	318,888
Texas Instruments, Inc.	25,153	4,753,666
		$ 26,588,604
Software — 1.6%
ACI Worldwide, Inc.(1)	1,050	$ 39,953
Altair Engineering, Inc., Class A(1)	4,025	251,844
Anaplan, Inc.(1)	15,737	847,437
Appian Corp.(1)	4,742	630,449
Avalara, Inc.(1)	10,593	1,413,424
Box, Inc., Class A(1)	15,558	357,212
Citrix Systems, Inc.	86	12,071
Cloudera, Inc.(1)	25,572	311,211
Coupa Software, Inc.(1)	977	248,627
CrowdStrike Holdings, Inc., Class A(1)	24,181	4,413,274
Dropbox, Inc., Class A(1)	35,003	933,180
Dynatrace, Inc.(1)	23,526	1,134,894
Elastic NV(1)	8,758	973,890
Envestnet, Inc.(1)	944	68,185
Everbridge, Inc.(1)	68	8,240
j2 Global, Inc.(1)	230	27,568
Medallia, Inc.(1)	13,812	385,217
NortonLifeLock, Inc.	74,466	1,583,147
Nuance Communications, Inc.(1)(2)	14,766	644,388
Nutanix, Inc., Class A(1)	24,812	659,007

12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Oracle Corp.	77,975	$ 5,471,506
Pegasystems, Inc.	2,169	248,003
Pluralsight, Inc., Class A(1)	12,035	268,862
SVMK, Inc.(1)	15,322	280,699
		$ 21,212,288
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	5,857	$ 1,074,701
AutoNation, Inc.(1)	6,935	646,481
Best Buy Co., Inc.	28,654	3,289,766
CarMax, Inc.(1)	16,197	2,148,694
Dick's Sporting Goods, Inc.	7,167	545,767
Foot Locker, Inc.	12,221	687,431
Gap, Inc. (The)(1)	1,648	49,078
L Brands, Inc.	12,097	748,320
Lithia Motors, Inc., Class A	3,038	1,185,094
Lowe's Cos., Inc.	30,412	5,783,754
Penske Automotive Group, Inc.	3,168	254,200
Tractor Supply Co.	261	46,218
Williams-Sonoma, Inc.	5,477	981,478
		$ 17,440,982
Technology Hardware, Storage & Peripherals — 1.4%
Dell Technologies, Inc., Class C(1)	33,182	$ 2,924,993
Hewlett Packard Enterprise Co.	172,952	2,722,265
HP, Inc.	163,446	5,189,411
NetApp, Inc.	28,763	2,090,207
Pure Storage, Inc., Class A(1)	1,758	37,867
Seagate Technology PLC	30,743	2,359,525
Western Digital Corp.	37,809	2,523,751
Xerox Holdings Corp.	25,499	618,861
		$ 18,466,880
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.	2,949	$ 262,255
Columbia Sportswear Co.	2,427	256,364
Hanesbrands, Inc.	40,759	801,730
Levi Strauss & Co., Class A	9,629	230,229
PVH Corp.	8,316	879,001
Ralph Lauren Corp., Class A	5,902	726,890
Skechers USA, Inc., Class A(1)	13,112	546,902
VF Corp.	37,007	2,957,599
		$ 6,660,970
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	14,378	$ 682,811
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	48,024	$ 665,132
New York Community Bancorp, Inc.	56,854	717,498
Radian Group, Inc.	21,950	510,338
TFS Financial Corp.	4,479	91,237
		$ 2,667,016
Trading Companies & Distributors — 0.5%
Air Lease Corp.	21,169	$ 1,037,281
MSC Industrial Direct Co., Inc., Class A	8,872	800,166
SiteOne Landscape Supply, Inc.(1)	1,390	237,329
United Rentals, Inc.(1)	9,638	3,173,890
W.W. Grainger, Inc.	2,036	816,293
		$ 6,064,959
Water Utilities — 0.4%
American States Water Co.	4,032	$ 304,900
American Water Works Co., Inc.	22,273	3,339,168
Essential Utilities, Inc.	42,769	1,913,913
		$ 5,557,981
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	49,209	$ 6,165,396
United States Cellular Corp.(1)	1,196	43,630
		$ 6,209,026
Total Common Stocks (identified cost $1,003,751,165)		$1,283,172,258

13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	3,576,684	$ 3,577,042
Total Other (identified cost $3,577,042)		$ 3,577,042
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	2,846,776	$ 2,846,776
Total Securities Lending Collateral (identified cost $2,846,776)		$ 2,846,776
Total Short-Term Investments (identified cost $6,423,818)		$ 6,423,818
Total Investments — 100.0% (identified cost $1,010,174,983)		$1,289,596,076
Other Assets, Less Liabilities — 0.0%(3)		$ 15,241
Net Assets — 100.0%		$1,289,611,317

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $8,848,048.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,006,597,941) - including $8,848,048 of securities on loan	$ 1,286,019,034
Investments in securities of affiliated issuers, at value (identified cost $3,577,042)	3,577,042
Receivable for capital shares sold	6,902,661
Dividends receivable	1,359,832
Dividends receivable - affiliated	419
Securities lending income receivable	1,085
Receivable from affiliate	152,929
Directors' deferred compensation plan	189,416
Total assets	$1,298,202,418
Liabilities
Payable for investments purchased	$ 4,538,623
Payable for capital shares redeemed	468,617
Deposits for securities loaned	2,846,776
Payable to affiliates:
Investment advisory fee	125,486
Administrative fee	125,486
Distribution and service fees	14,852
Sub-transfer agency fee	3,745
Directors' deferred compensation plan	189,416
Accrued expenses	278,100
Total liabilities	$ 8,591,101
Net Assets	$1,289,611,317
Sources of Net Assets
Paid-in capital	$ 1,011,541,731
Distributable earnings	278,069,586
Total	$1,289,611,317
Class A Shares
Net Assets	$ 72,983,436
Shares Outstanding	2,463,186
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.63
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 31.11
Class I Shares
Net Assets	$ 1,216,627,881
Shares Outstanding	40,833,108
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $761)	$ 10,967,810
Dividend income - affiliated issuers	2,051
Securities lending income, net	23,533
Total investment income	$ 10,993,394
Expenses
Investment advisory fee	$ 584,484
Administrative fee	584,484
Distribution and service fees:
Class A	73,701
Directors' fees and expenses	18,601
Custodian fees	22,451
Transfer agency fees and expenses	334,749
Accounting fees	108,421
Professional fees	21,682
Registration fees	54,715
Reports to shareholders	27,092
Miscellaneous	25,451
Total expenses	$ 1,855,831
Waiver and/or reimbursement of expenses by affiliate	$ (611,403)
Net expenses	$ 1,244,428
Net investment income	$ 9,748,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 8,943,127
Net realized gain	$ 8,943,127
Change in unrealized appreciation (depreciation):
Investment securities	$ 237,970,053
Net change in unrealized appreciation (depreciation)	$237,970,053
Net realized and unrealized gain	$246,913,180
Net increase in net assets from operations	$256,662,146
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,748,966	$ 12,490,315
Net realized gain (loss)	8,943,127	(6,803,995)
Net change in unrealized appreciation (depreciation)	237,970,053	11,843,070
Net increase in net assets from operations	$ 256,662,146	$ 17,529,390
Distributions to shareholders:
Class A	$ (925,165)	$ (1,099,890)
Class I	(16,192,880)	(9,535,771)
Total distributions to shareholders	$ (17,118,045)	$ (10,635,661)
Capital share transactions:
Class A	$ 10,330,442	$ (3,711,209)
Class I	323,074,508	291,598,809
Net increase in net assets from capital share transactions	$ 333,404,950	$287,887,600
Net increase in net assets	$ 572,949,051	$294,781,329
Net Assets
At beginning of period	$ 716,662,266	$ 421,880,937
At end of period	$1,289,611,317	$716,662,266
17
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 23.00	$ 23.38	$ 23.60	$ 23.02	$ 20.10	$ 17.85
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.46	$ 0.43	$ 0.41	$ 0.46	$ 0.38
Net realized and unrealized gain (loss)	6.82	(0.35)	0.25	1.68	2.87	1.98
Total income from operations	$ 7.06	$ 0.11	$ 0.68	$ 2.09	$ 3.33	$ 2.36
Less Distributions
From net investment income	$ (0.33)	$ (0.34)	$ (0.34)	$ (0.35)	$ (0.35)	$ (0.11)
From net realized gain	(0.10)	(0.15)	(0.56)	(1.16)	(0.06)	— (2)
Total distributions	$ (0.43)	$ (0.49)	$ (0.90)	$ (1.51)	$ (0.41)	$ (0.11)
Net asset value — End of period	$ 29.63	$ 23.00	$ 23.38	$ 23.60	$ 23.02	$ 20.10
Total Return(3)	30.94% (4)	0.35%	3.18%	9.30%	16.72%	13.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,983	$47,993	$52,888	$44,047	$33,233	$22,309
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.61% (6)	0.63%	0.68%	0.71%	0.84%	0.85%
Net expenses	0.49% (6)	0.49%	0.51%	0.57%	0.57%	0.57%
Net investment income	1.77% (6)	2.07%	1.95%	1.80%	2.09%	2.04%
Portfolio Turnover	8% (4)	32%	39%	67%	73%	53%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 23.16	$ 23.53	$ 23.74	$ 23.12	$ 20.18	$ 17.87
Income (Loss) From Operations
Net investment income(1)	$ 0.27	$ 0.52	$ 0.50	$ 0.50	$ 0.53	$ 0.45
Net realized and unrealized gain (loss)	6.87	(0.35)	0.25	1.67	2.89	1.97
Total income from operations	$ 7.14	$ 0.17	$ 0.75	$ 2.17	$ 3.42	$ 2.42
Less Distributions
From net investment income	$ (0.40)	$ (0.39)	$ (0.40)	$ (0.39)	$ (0.42)	$ (0.11)
From net realized gain	(0.10)	(0.15)	(0.56)	(1.16)	(0.06)	— (2)
Total distributions	$ (0.50)	$ (0.54)	$ (0.96)	$ (1.55)	$ (0.48)	$ (0.11)
Net asset value — End of period	$ 29.80	$ 23.16	$ 23.53	$ 23.74	$ 23.12	$ 20.18
Total Return(3)	31.11% (4)	0.63%	3.46%	9.67%	17.15%	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,216,628	$668,670	$368,993	$254,809	$85,240	$67,315
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.36% (6)	0.38%	0.43%	0.47%	0.46%	0.47%
Net expenses	0.24% (6)	0.24%	0.23%	0.22%	0.22%	0.22%
Net investment income	2.01% (6)	2.31%	2.22%	2.15%	2.43%	2.38%
Portfolio Turnover	8% (4)	32%	39%	67%	73%	53%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
20

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,283,172,258(1)	$ —	$ —	$ 1,283,172,258
Short-Term Investments:
Other	—	3,577,042	—	3,577,042
Securities Lending Collateral	2,846,776	—	—	2,846,776
Total Investments	$1,286,019,034	$3,577,042	$ —	$1,289,596,076

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $101,254. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
21

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $611,403.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $584,484.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $73,701 for Class A shares.
The Fund was informed that EVD received $30,157 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $7,903 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $983, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $403,376,569 and $78,111,748, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,024,042,672
Gross unrealized appreciation	$ 269,920,669
Gross unrealized depreciation	(4,367,265)
Net unrealized appreciation	$ 265,553,404
22

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $8,848,048 and the total value of collateral received was $8,891,648, comprised of cash of $2,846,776 and U.S. government and/or agencies securities of $6,044,872.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,846,776	$ —	$ —	$ —	$2,846,776
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $3,577,042, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$67,939	$146,021,871	$(142,512,768)	$ —	$ —	$3,577,042	$2,051	3,576,684
23

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	669,425	$ 18,192,751	1,014,961	$ 22,063,690
Reinvestment of distributions	33,485	882,678	37,527	904,779
Shares redeemed	(326,425)	(8,744,987)	(1,227,904)	(26,679,678)
Net increase (decrease)	376,485	$ 10,330,442	(175,416)	$ (3,711,209)
Class I
Shares sold	14,665,444	$ 397,064,654	17,942,510	$ 391,152,511
Reinvestment of distributions	448,118	11,870,655	283,192	6,858,915
Shares redeemed	(3,156,995)	(85,860,801)	(5,028,475)	(106,412,617)
Net increase	11,956,567	$323,074,508	13,197,227	$ 291,598,809
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert US Large-Cap Value Responsible Index Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
25,227,602.334	106,019.276	510,915.904	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
25

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert US Large-Cap Value Responsible Index Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert US Large-Cap Value Responsible Index Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
26

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
27

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
28

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192     3.31.21

Calvert
US Mid-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	30.26%	77.55%	16.04%	14.47%
Class A with 4.75% Maximum Sales Charge	—	—	24.08	69.09	14.92	13.45
Class I at NAV	10/30/2015	10/30/2015	30.40	78.03	16.40	14.83

Russell Midcap® Index	—	—	29.67%	73.64%	14.67%	13.41%
Calvert US Mid-Cap Core Responsible Index	—	—	30.90	79.10	16.72	15.19

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.77%	0.52%
Net	0.49	0.24
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Ford Motor Co.	0.6%
Johnson Controls International PLC	0.5
Parker-Hannifin Corp.	0.5
Microchip Technology, Inc.	0.5
IDEXX Laboratories, Inc.	0.5
HP, Inc.	0.5
American International Group, Inc.	0.5
Trane Technologies PLC	0.5
Align Technology, Inc.	0.5
Cummins, Inc.	0.5
Total	5.1%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,302.60	$2.81 **	0.49%
Class I	$1,000.00	$1,304.00	$1.38 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.74	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	1,772	$ 252,368
Curtiss-Wright Corp.	1,082	128,325
HEICO Corp.	1,167	146,809
Hexcel Corp.	2,285	127,960
Mercury Systems, Inc.(1)	1,489	105,198
Teledyne Technologies, Inc.(1)	1,018	421,096
		$ 1,181,756
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	3,478	$ 331,906
Expeditors International of Washington, Inc.	4,488	483,313
XPO Logistics, Inc.(1)	2,495	307,633
		$ 1,122,852
Airlines — 1.3%
Alaska Air Group, Inc.	3,438	$ 237,944
American Airlines Group, Inc.	17,299	413,446
Delta Air Lines, Inc.	16,402	791,889
JetBlue Airways Corp.(1)	8,031	163,350
Southwest Airlines Co.	15,106	922,372
		$ 2,529,001
Auto Components — 1.0%
Aptiv PLC	6,720	$ 926,688
Autoliv, Inc.	2,288	212,326
BorgWarner, Inc.	6,705	310,844
Gentex Corp.	6,760	241,129
Lear Corp.	1,655	299,969
		$ 1,990,956
Automobiles — 0.8%
Ford Motor Co.(1)	95,799	$ 1,173,537
Harley-Davidson, Inc.	4,068	163,127
Thor Industries, Inc.	1,485	200,089
		$ 1,536,753
Banks — 4.1%
Bank OZK	3,016	$ 123,204
BOK Financial Corp.	689	61,541
Citizens Financial Group, Inc.	10,714	473,023
Comerica, Inc.	3,546	254,390
Commerce Bancshares, Inc.	2,698	206,694
Community Bank System, Inc.	1,328	101,884
Cullen/Frost Bankers, Inc.	1,371	149,110
Security	Shares	Value
Banks (continued)
East West Bancorp, Inc.	3,615	$ 266,787
Fifth Third Bancorp	17,482	654,701
First Citizens Bancshares, Inc., Class A	145	121,187
First Financial Bankshares, Inc.	3,314	154,863
First Horizon Corp.	12,970	219,323
First Republic Bank	4,287	714,857
Glacier Bancorp, Inc.	2,250	128,430
Huntington Bancshares, Inc.	25,544	401,552
KeyCorp	24,008	479,680
M&T Bank Corp.	3,144	476,662
People's United Financial, Inc.	10,416	186,446
Pinnacle Financial Partners, Inc.	1,905	168,897
Popular, Inc.	2,085	146,617
Prosperity Bancshares, Inc.	2,139	160,190
Regions Financial Corp.	23,822	492,162
Signature Bank	1,289	291,443
SVB Financial Group(1)	1,302	642,745
Synovus Financial Corp.	3,502	160,216
TCF Financial Corp.	3,691	171,484
United Bankshares, Inc.	3,277	126,427
Valley National Bancorp	10,115	138,980
Western Alliance Bancorp	2,274	214,757
Zions Bancorp NA	3,858	212,036
		$ 8,100,288
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc.(1)	2,650	$ 68,370
Acceleron Pharma, Inc.(1)	1,330	180,361
Agios Pharmaceuticals, Inc.(1)	1,645	84,948
Alexion Pharmaceuticals, Inc.(1)	5,440	831,830
Allakos, Inc.(1)	761	87,348
Allogene Therapeutics, Inc.(1)	1,583	55,880
Alnylam Pharmaceuticals, Inc.(1)	2,816	397,591
Amicus Therapeutics, Inc.(1)	5,507	54,409
Arena Pharmaceuticals, Inc.(1)	1,522	105,612
Arrowhead Pharmaceuticals, Inc.(1)	2,515	166,770
Biohaven Pharmaceutical Holding Co., Ltd.(1)	1,315	89,880
BioMarin Pharmaceutical, Inc.(1)	4,404	332,546
Bluebird Bio, Inc.(1)	1,485	44,773
Blueprint Medicines Corp.(1)	1,329	129,219
Bridgebio Pharma, Inc.(1)(2)	2,468	152,029
ChemoCentryx, Inc.(1)	1,449	74,247
Deciphera Pharmaceuticals, Inc.(1)	872	39,100
Denali Therapeutics, Inc.(1)	1,816	103,694
Emergent BioSolutions, Inc.(1)	1,266	117,624
Exact Sciences Corp.(1)(2)	4,121	543,065
Exelixis, Inc.(1)	7,218	163,055

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
FibroGen, Inc.(1)	2,016	$ 69,975
Global Blood Therapeutics, Inc.(1)	1,579	64,344
Halozyme Therapeutics, Inc.(1)	3,403	141,871
Incyte Corp.(1)	4,388	356,613
Ionis Pharmaceuticals, Inc.(1)	3,337	150,032
Iovance Biotherapeutics, Inc.(1)	3,262	103,275
Kodiak Sciences, Inc.(1)	754	85,496
Mirati Therapeutics, Inc.(1)	1,242	212,755
Moderna, Inc.(1)	6,887	901,853
Natera, Inc.(1)	1,971	200,135
Neurocrine Biosciences, Inc.(1)	2,292	222,897
PTC Therapeutics, Inc.(1)	1,650	78,127
Sarepta Therapeutics, Inc.(1)	1,731	129,011
Ultragenyx Pharmaceutical, Inc.(1)	1,558	177,394
United Therapeutics Corp.(1)	1,086	181,655
Vir Biotechnology, Inc.(1)	1,501	76,956
		$ 6,974,740
Building Products — 2.7%
AAON, Inc.	1,134	$ 79,391
Advanced Drainage Systems, Inc.	1,428	147,641
Allegion PLC	2,512	315,557
Armstrong World Industries, Inc.	1,104	99,459
Carrier Global Corp.	21,041	888,351
Fortune Brands Home & Security, Inc.	3,234	309,882
Johnson Controls International PLC	17,967	1,072,091
Lennox International, Inc.	978	304,735
Masco Corp.	6,015	360,299
Owens Corning	3,971	365,689
Trane Technologies PLC	6,034	998,989
Trex Co., Inc.(1)	2,863	262,079
UFP Industries, Inc.	1,521	115,353
		$ 5,319,516
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	1,052	$ 156,780
Ameriprise Financial, Inc.	2,867	666,434
Ares Management Corp., Class A	2,761	154,699
Cboe Global Markets, Inc.	2,594	256,002
Cohen & Steers, Inc.	563	36,781
FactSet Research Systems, Inc.	1,195	368,765
Franklin Resources, Inc.	7,359	217,826
Hamilton Lane, Inc., Class A	983	87,054
Houlihan Lokey, Inc.	1,144	76,087
Interactive Brokers Group, Inc., Class A	1,907	139,287
Invesco, Ltd.	9,179	231,494
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc.	13,667	$ 667,633
Lazard, Ltd., Class A	2,650	115,302
LPL Financial Holdings, Inc.	1,955	277,923
MarketAxess Holdings, Inc.	903	449,622
Morningstar, Inc.	746	167,880
Nasdaq, Inc.	2,842	419,081
Northern Trust Corp.	5,000	525,550
Owl Rock Capital Corp.	9,331	128,488
Raymond James Financial, Inc.	3,112	381,407
SEI Investments Co.	2,897	176,514
State Street Corp.	8,598	722,318
Stifel Financial Corp.	2,481	158,933
Virtu Financial, Inc., Class A	2,740	85,077
		$ 6,666,937
Chemicals — 2.1%
Ashland Global Holdings, Inc.	1,680	$ 149,134
Axalta Coating Systems, Ltd.(1)	5,742	169,848
Celanese Corp.	3,038	455,123
Eastman Chemical Co.	3,740	411,849
FMC Corp.	3,599	398,085
Huntsman Corp.	5,767	166,263
International Flavors & Fragrances, Inc.	6,262	874,238
Mosaic Co. (The)	9,751	308,229
PPG Industries, Inc.	6,142	922,897
Quaker Chemical Corp.	335	81,663
WR Grace & Co.	1,947	116,547
		$ 4,053,876
Commercial Services & Supplies — 1.2%
ADT, Inc.	4,491	$ 37,904
Cintas Corp.	2,131	727,332
Clean Harbors, Inc.(1)	1,934	162,572
Copart, Inc.(1)	5,123	556,409
IAA, Inc.(1)	3,298	181,852
MSA Safety, Inc.	971	145,669
Stericycle, Inc.(1)	3,499	236,217
Tetra Tech, Inc.	2,191	297,363
UniFirst Corp.	363	81,207
		$ 2,426,525
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	1,431	$ 432,004
Ciena Corp.(1)	3,900	213,408
F5 Networks, Inc.(1)	1,627	339,425
Juniper Networks, Inc.	8,540	216,318

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(1)	2,048	$ 187,085
Motorola Solutions, Inc.	4,364	820,650
		$ 2,208,890
Construction & Engineering — 0.6%
AECOM (1)	5,714	$ 366,325
EMCOR Group, Inc.	2,057	230,713
MasTec, Inc.(1)	2,163	202,673
Quanta Services, Inc.	4,732	416,321
		$ 1,216,032
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	1,728	$ 580,297
Vulcan Materials Co.	3,641	614,419
		$ 1,194,716
Consumer Finance — 1.2%
Ally Financial, Inc.	9,232	$ 417,379
Credit Acceptance Corp.(1)	255	91,859
Discover Financial Services	7,521	714,420
FirstCash, Inc.	1,114	73,156
LendingTree, Inc.(1)	284	60,492
OneMain Holdings, Inc.	1,992	107,010
Santander Consumer USA Holdings, Inc.	1,899	51,387
SLM Corp.	9,140	164,246
Synchrony Financial	14,361	583,918
		$ 2,263,867
Containers & Packaging — 1.6%
AptarGroup, Inc.	1,840	$ 260,673
Avery Dennison Corp.	2,361	433,598
Ball Corp.	8,514	721,476
Berry Global Group, Inc.(1)	3,633	223,066
Crown Holdings, Inc.	3,801	368,849
Graphic Packaging Holding Co.	6,921	125,685
Packaging Corp. of America	2,683	360,810
Silgan Holdings, Inc.	2,340	98,350
Sonoco Products Co.	2,635	166,796
WestRock Co.	7,160	372,678
		$ 3,131,981
Distributors — 0.5%
Genuine Parts Co.	3,298	$ 381,216
LKQ Corp.(1)	7,128	301,728
Pool Corp.	924	319,002
		$ 1,001,946
Security	Shares	Value
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(1)	1,432	$ 245,516
Chegg, Inc.(1)	4,327	370,651
frontdoor, Inc.(1)	2,554	137,278
Grand Canyon Education, Inc.(1)	1,479	158,401
H&R Block, Inc.	6,048	131,846
Service Corp. International	5,082	259,436
Strategic Education, Inc.	650	59,742
Terminix Global Holdings, Inc.(1)	4,287	204,361
		$ 1,567,231
Diversified Financial Services — 0.4%
Cannae Holdings, Inc.(1)	2,225	$ 88,154
Equitable Holdings, Inc.	9,617	313,707
Jefferies Financial Group, Inc.	5,604	168,680
Voya Financial, Inc.	2,998	190,793
		$ 761,334
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	1,087	$ 74,742
Iridium Communications, Inc.(1)	3,351	138,229
Lumen Technologies, Inc.	29,388	392,330
		$ 605,301
Electric Utilities — 0.5%
Alliant Energy Corp.	8,574	$ 464,368
Avangrid, Inc.	2,166	107,888
Hawaiian Electric Industries, Inc.	4,141	183,985
Portland General Electric Co.	3,403	161,540
		$ 917,781
Electrical Equipment — 1.7%
Acuity Brands, Inc.	992	$ 163,680
AMETEK, Inc.	6,160	786,817
Generac Holdings, Inc.(1)	1,731	566,816
Hubbell, Inc.	1,508	281,830
nVent Electric PLC	4,859	135,615
Regal Beloit Corp.	1,134	161,799
Rockwell Automation, Inc.	3,033	805,079
Sensata Technologies Holding PLC(1)	4,326	250,692
Vertiv Holdings Co.	7,309	146,180
		$ 3,298,508
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.(1)	1,723	$ 190,943
Avnet, Inc.	2,109	87,545
Coherent, Inc.(1)	654	165,390

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	19,802	$ 861,585
Dolby Laboratories, Inc., Class A	1,806	178,288
II-VI, Inc.(1)	3,030	207,161
IPG Photonics Corp.(1)	914	192,799
Jabil, Inc.	3,612	188,402
Keysight Technologies, Inc.(1)	4,931	707,105
Littelfuse, Inc.	676	178,761
National Instruments Corp.	3,414	147,434
Novanta, Inc.(1)	910	120,020
SYNNEX Corp.	938	107,720
Trimble, Inc.(1)	6,878	535,040
Zebra Technologies Corp., Class A(1)	1,389	673,915
		$ 4,542,108
Energy Equipment & Services — 0.2%
Baker Hughes Co.	20,362	$ 440,023
		$ 440,023
Entertainment — 1.2%
Liberty Formula One Group, Series C(1)	6,340	$ 274,458
Live Nation Entertainment, Inc.(1)	4,654	393,961
Madison Square Garden Sports Corp., Class A(1)	478	85,782
Roku, Inc.(1)	2,623	854,495
Take-Two Interactive Software, Inc.(1)	2,934	518,438
Zynga, Inc., Class A(1)	26,001	265,470
		$ 2,392,604
Food & Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	3,205	$ 143,776
Casey's General Stores, Inc.	1,051	227,216
Grocery Outlet Holding Corp.(1)	2,570	94,807
Kroger Co. (The)	20,298	730,525
Performance Food Group Co.(1)	3,730	214,885
Sprouts Farmers Market, Inc.(1)	3,466	92,265
US Foods Holding Corp.(1)	6,064	231,160
		$ 1,734,634
Food Products — 2.5%
Beyond Meat, Inc.(1)	1,580	$ 205,590
Bunge, Ltd.	3,870	306,775
Campbell Soup Co.	5,967	299,961
Conagra Brands, Inc.	13,858	521,061
Darling Ingredients, Inc.(1)	4,619	339,866
Flowers Foods, Inc.	5,186	123,427
Freshpet, Inc.(1)	1,180	187,396
Hain Celestial Group, Inc. (The)(1)	2,562	111,703
Security	Shares	Value
Food Products (continued)
Hormel Foods Corp.	8,097	$ 386,875
Ingredion, Inc.	1,830	164,554
JM Smucker Co. (The)	3,116	394,267
Kellogg Co.	7,304	462,343
Lamb Weston Holdings, Inc.	4,037	312,787
Lancaster Colony Corp.	526	92,239
McCormick & Co., Inc.	7,377	657,733
Post Holdings, Inc.(1)	1,633	172,641
TreeHouse Foods, Inc.(1)	1,631	85,203
		$ 4,824,421
Gas Utilities — 0.1%
New Jersey Resources Corp.	3,644	$ 145,286
ONE Gas, Inc.	1,995	153,436
		$ 298,722
Health Care Equipment & Supplies — 4.9%
ABIOMED, Inc.(1)	1,118	$ 356,340
Align Technology, Inc.(1)	1,825	988,292
Cooper Cos., Inc. (The)	1,225	470,510
DENTSPLY SIRONA, Inc.	5,402	344,702
Envista Holdings Corp.(1)	3,743	152,715
Globus Medical, Inc., Class A(1)	1,730	106,689
Haemonetics Corp.(1)	1,292	143,425
Hill-Rom Holdings, Inc.	1,613	178,204
Hologic, Inc.(1)	6,251	464,949
ICU Medical, Inc.(1)	519	106,623
IDEXX Laboratories, Inc.(1)	2,089	1,022,169
Insulet Corp.(1)	1,590	414,863
Integra LifeSciences Holdings Corp.(1)	1,701	117,522
iRhythm Technologies, Inc.(1)	643	89,287
Masimo Corp.(1)	1,264	290,290
Neogen Corp.(1)	1,220	108,446
Nevro Corp.(1)	752	104,904
Novocure, Ltd.(1)	2,166	286,302
NuVasive, Inc.(1)	1,374	90,080
Penumbra, Inc.(1)	800	216,464
Quidel Corp.(1)	854	109,252
ResMed, Inc.	3,516	682,174
STERIS PLC	2,050	390,484
Tandem Diabetes Care, Inc.(1)	1,443	127,345
Teleflex, Inc.	1,129	469,054
Varian Medical Systems, Inc.(1)	2,304	406,725
West Pharmaceutical Services, Inc.	1,786	503,259
Zimmer Biomet Holdings, Inc.	5,055	809,205
		$ 9,550,274

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.6%
Amedisys, Inc.(1)	804	$ 212,891
Chemed Corp.	371	170,593
DaVita, Inc.(1)	1,795	193,447
Encompass Health Corp.	2,411	197,461
Guardant Health, Inc.(1)	2,132	325,450
HealthEquity, Inc.(1)	2,195	149,260
Henry Schein, Inc.(1)	3,402	235,555
Laboratory Corp. of America Holdings(1)	2,349	599,066
LHC Group, Inc.(1)	724	138,436
Molina Healthcare, Inc.(1)	1,454	339,887
Premier, Inc., Class A	2,785	94,272
Quest Diagnostics, Inc.	3,336	428,142
		$ 3,084,460
Health Care Technology — 0.8%
Cerner Corp.	8,205	$ 589,775
HMS Holdings Corp.(1)	2,780	102,791
Inovalon Holdings, Inc., Class A(1)	1,832	52,725
Omnicell, Inc.(1)	1,124	145,974
Teladoc Health, Inc.(1)	3,359	610,498
		$ 1,501,763
Hotels, Restaurants & Leisure — 2.9%
Aramark	7,472	$ 282,292
Choice Hotels International, Inc.	1,099	117,912
Darden Restaurants, Inc.	3,778	536,476
Domino's Pizza, Inc.	1,108	407,511
Expedia Group, Inc.	3,592	618,255
Hilton Worldwide Holdings, Inc.	6,859	829,390
Hyatt Hotels Corp., Class A	1,141	94,361
Marriott Vacations Worldwide Corp.	1,169	203,616
Planet Fitness, Inc., Class A(1)	2,423	187,298
Royal Caribbean Cruises, Ltd.	5,414	463,493
Texas Roadhouse, Inc.	1,986	190,537
Travel + Leisure Co.	2,655	162,380
Vail Resorts, Inc.	1,267	369,533
Wendy's Co. (The)	5,323	107,844
Wingstop, Inc.	917	116,615
Wyndham Hotels & Resorts, Inc.	2,962	206,688
Yum! Brands, Inc.	7,828	846,833
		$ 5,741,034
Household Durables — 2.3%
D.R. Horton, Inc.	8,735	$ 778,463
Helen of Troy, Ltd.(1)	605	127,449
KB Home	3,415	158,900
Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	2,921	$ 133,344
Lennar Corp., Class A	7,628	772,182
Mohawk Industries, Inc.(1)	1,392	267,696
Newell Brands, Inc.	8,815	236,066
NVR, Inc.(1)	104	489,937
PulteGroup, Inc.	8,937	468,656
Tempur Sealy International, Inc.	4,769	174,355
Toll Brothers, Inc.	4,292	243,485
TopBuild Corp.(1)	1,347	282,102
Whirlpool Corp.	1,464	322,592
		$ 4,455,227
Household Products — 0.6%
Church & Dwight Co., Inc.	5,967	$ 521,217
Clorox Co. (The)	3,054	589,056
Energizer Holdings, Inc.	1,545	73,326
		$ 1,183,599
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	19,496	$ 522,688
Clearway Energy, Inc., Class C	4,147	116,696
Ormat Technologies, Inc.	1,689	132,637
		$ 772,021
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	2,077	$ 341,833
		$ 341,833
Insurance — 4.8%
Aflac, Inc.	15,532	$ 794,928
Alleghany Corp.(1)	351	219,828
American Financial Group, Inc.	1,818	207,434
American International Group, Inc.	21,665	1,001,140
Arch Capital Group, Ltd.(1)	9,724	373,110
Assurant, Inc.	1,376	195,076
Axis Capital Holdings, Ltd.	2,010	99,636
Brighthouse Financial, Inc.(1)	2,289	101,288
Brown & Brown, Inc.	7,147	326,689
eHealth, Inc.(1)	888	64,584
Enstar Group, Ltd.(1)	308	75,993
Erie Indemnity Co., Class A	622	137,406
Everest Re Group, Ltd.	955	236,659
First American Financial Corp.	2,612	147,970
Globe Life, Inc.	2,550	246,406
Hanover Insurance Group, Inc. (The)	909	117,679
Hartford Financial Services Group, Inc. (The)	8,782	586,550

10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Kemper Corp.	1,538	$ 122,609
Kinsale Capital Group, Inc.	512	84,378
Lincoln National Corp.	4,492	279,717
Primerica, Inc.	1,031	152,402
Principal Financial Group, Inc.	6,737	403,950
Prudential Financial, Inc.	9,945	905,989
Reinsurance Group of America, Inc.	1,752	220,840
RenaissanceRe Holdings, Ltd.	1,296	207,684
RLI Corp.	996	111,124
Selective Insurance Group, Inc.	1,376	99,815
Travelers Cos., Inc. (The)	6,307	948,573
Unum Group	5,175	144,020
White Mountains Insurance Group, Ltd.	67	74,698
Willis Towers Watson PLC	3,321	760,110
		$ 9,448,285
Interactive Media & Services — 1.1%
Angi, Inc., Class A(1)	2,036	$ 26,468
CarGurus, Inc.(1)	2,078	49,519
IAC/InterActiveCorp. (1)	2,120	458,577
Match Group, Inc.(1)	6,280	862,747
Zillow Group, Inc., Class C(1)	5,455	707,186
		$ 2,104,497
Internet & Direct Marketing Retail — 0.8%
Chewy, Inc., Class A(1)(2)	1,803	$ 152,732
Etsy, Inc.(1)	3,045	614,085
GrubHub, Inc.(1)	2,540	152,400
Qurate Retail, Inc., Series A	8,781	103,265
Stamps.com, Inc.(1)	424	84,592
Wayfair, Inc., Class A(1)(2)	1,717	540,426
		$ 1,647,500
IT Services — 3.3%
Akamai Technologies, Inc.(1)	4,166	$ 424,516
Amdocs, Ltd.	3,484	244,403
Black Knight, Inc.(1)	4,036	298,624
Broadridge Financial Solutions, Inc.	2,975	455,473
Concentrix Corp.(1)	1,064	159,302
DXC Technology Co.	6,827	213,412
EPAM Systems, Inc.(1)	1,428	566,473
Euronet Worldwide, Inc.(1)	1,279	176,886
Fastly, Inc., Class A(1)(2)	2,633	177,148
Gartner, Inc.(1)	2,577	470,431
Genpact, Ltd.	4,593	196,672
Jack Henry & Associates, Inc.	2,013	305,412
Security	Shares	Value
IT Services (continued)
LiveRamp Holdings, Inc.(1)	1,823	$ 94,577
MAXIMUS, Inc.	1,912	170,245
Okta, Inc.(1)	3,138	691,709
Paychex, Inc.	8,317	815,232
Perspecta, Inc.	3,384	98,305
Switch, Inc., Class A	3,936	63,999
VeriSign, Inc.(1)	2,705	537,646
WEX, Inc.(1)	1,095	229,096
		$ 6,389,561
Leisure Products — 0.7%
Brunswick Corp.	2,075	$ 197,893
Hasbro, Inc.	3,050	293,166
Mattel, Inc.(1)	8,167	162,687
Peloton Interactive, Inc., Class A(1)	6,141	690,494
YETI Holdings, Inc.(1)	1,772	127,956
		$ 1,472,196
Life Sciences Tools & Services — 2.2%
10X Genomics, Inc., Class A(1)	1,847	$ 334,307
Adaptive Biotechnologies Corp.(1)	1,750	70,455
Avantor, Inc.(1)	13,504	390,671
Bio-Rad Laboratories, Inc., Class A(1)	532	303,862
Bio-Techne Corp.	934	356,723
Bruker Corp.	2,586	166,228
Charles River Laboratories International, Inc.(1)	1,203	348,665
Medpace Holdings, Inc.(1)	710	116,475
Mettler-Toledo International, Inc.(1)	562	649,498
NeoGenomics, Inc.(1)	2,955	142,520
PerkinElmer, Inc.	2,651	340,097
PRA Health Sciences, Inc.(1)	1,613	247,321
Repligen Corp.(1)	1,265	245,929
Syneos Health, Inc.(1)	2,031	154,051
Waters Corp.(1)	1,553	441,316
		$ 4,308,118
Machinery — 6.2%
AGCO Corp.	1,723	$ 247,509
Allison Transmission Holdings, Inc.	3,188	130,166
CNH Industrial NV(1)	27,244	426,096
Colfax Corp.(1)	2,799	122,624
Crane Co.	1,323	124,243
Cummins, Inc.	3,685	954,820
Donaldson Co., Inc.	3,492	203,095
Dover Corp.	3,974	544,955
Flowserve Corp.	3,529	136,960

11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Fortive Corp.	9,184	$ 648,758
Gates Industrial Corp. PLC(1)	1,385	22,146
Graco, Inc.	4,620	330,884
IDEX Corp.	2,164	452,968
Ingersoll Rand, Inc.(1)	10,382	510,898
ITT, Inc.	2,414	219,457
Lincoln Electric Holdings, Inc.	1,617	198,794
Middleby Corp.(1)	1,515	251,111
Nordson Corp.	1,488	295,636
Oshkosh Corp.	1,904	225,929
Otis Worldwide Corp.	11,392	779,782
PACCAR, Inc.	8,904	827,360
Parker-Hannifin Corp.	3,255	1,026,725
Pentair PLC	4,702	293,029
Proto Labs, Inc.(1)	701	85,347
RBC Bearings, Inc.(1)	670	131,836
Rexnord Corp.	3,284	154,644
Snap-on, Inc.	1,238	285,656
Stanley Black & Decker, Inc.	4,182	835,020
Timken Co. (The)	1,750	142,047
Toro Co. (The)	3,101	319,837
Watts Water Technologies, Inc., Class A	744	88,395
Westinghouse Air Brake Technologies Corp.	5,126	405,774
Woodward, Inc.	1,725	208,087
Xylem, Inc.	4,999	525,795
		$ 12,156,383
Media — 2.0%
Altice USA, Inc., Class A(1)	11,202	$ 364,401
Cable One, Inc.	146	266,941
Discovery, Inc., Class A(1)	11,196	486,578
DISH Network Corp., Class A(1)	6,309	228,386
Interpublic Group of Cos., Inc. (The)	11,805	344,706
Liberty Broadband Corp., Class C(1)	4,819	723,573
New York Times Co. (The), Class A	4,365	220,956
Omnicom Group, Inc.	6,493	481,456
Sirius XM Holdings, Inc.	33,400	203,406
ViacomCBS, Inc., Class B	13,824	623,462
		$ 3,943,865
Metals & Mining — 0.7%
Nucor Corp.	8,612	$ 691,285
Reliance Steel & Aluminum Co.	2,483	378,136
Steel Dynamics, Inc.	7,864	399,177
		$ 1,468,598
Security	Shares	Value
Multiline Retail — 0.2%
Kohl's Corp.	3,643	$ 217,159
Ollie's Bargain Outlet Holdings, Inc.(1)	1,338	116,406
		$ 333,565
Multi-Utilities — 1.2%
Ameren Corp.	7,334	$ 596,694
CenterPoint Energy, Inc.	19,327	437,756
CMS Energy Corp.	8,748	535,553
Consolidated Edison, Inc.	9,357	699,904
		$ 2,269,907
Personal Products — 0.0%(3)
BellRing Brands, Inc., Class A(1)	577	$ 13,623
Coty, Inc., Class A	6,350	57,213
		$ 70,836
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.(1)	634	$ 35,897
Catalent, Inc.(1)	4,150	437,037
Elanco Animal Health, Inc.(1)	11,453	337,291
Horizon Therapeutics PLC(1)	5,530	508,981
Jazz Pharmaceuticals PLC(1)	1,338	219,927
Nektar Therapeutics(1)	4,548	90,960
Perrigo Co. PLC	3,320	134,360
Reata Pharmaceuticals, Inc., Class A(1)	612	61,016
		$ 1,825,469
Professional Services — 1.6%
ASGN, Inc.(1)	1,518	$ 144,878
Booz Allen Hamilton Holding Corp.	4,071	327,838
CoreLogic, Inc.	1,830	145,027
CoStar Group, Inc.(1)	990	813,671
Exponent, Inc.	1,549	150,950
FTI Consulting, Inc.(1)	1,011	141,651
ManpowerGroup, Inc.	1,673	165,460
Nielsen Holdings PLC	11,319	284,673
Robert Half International, Inc.	3,346	261,222
Science Applications International Corp.	1,474	123,212
TransUnion	5,832	524,880
TriNet Group, Inc.(1)	1,247	97,216
		$ 3,180,678
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	8,862	$ 701,073
Howard Hughes Corp. (The)(1)	1,722	163,814
Jones Lang LaSalle, Inc.(1)	1,954	349,844

12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Redfin Corp.(1)	3,764	$ 250,645
		$ 1,465,376
Road & Rail — 1.3%
AMERCO	235	$ 143,961
J.B. Hunt Transport Services, Inc.	2,297	386,057
Kansas City Southern	2,453	647,396
Knight-Swift Transportation Holdings, Inc.	4,159	200,006
Landstar System, Inc.	1,024	169,021
Old Dominion Freight Line, Inc.	2,818	677,475
Saia, Inc.(1)	737	169,938
Schneider National, Inc., Class B	1,660	41,450
Werner Enterprises, Inc.	1,718	81,038
		$ 2,516,342
Semiconductors & Semiconductor Equipment — 4.9%
Brooks Automation, Inc.	1,874	$ 153,012
Cirrus Logic, Inc.(1)	1,594	135,155
CMC Materials, Inc.	815	144,084
Cree, Inc.(1)	2,941	318,010
Enphase Energy, Inc.(1)	2,741	444,481
Entegris, Inc.	3,608	403,374
First Solar, Inc.(1)	2,174	189,790
Inphi Corp.(1)	1,411	251,736
Lattice Semiconductor Corp.(1)	3,782	170,266
Marvell Technology Group, Ltd.	17,345	849,558
Maxim Integrated Products, Inc.	6,975	637,306
Microchip Technology, Inc.	6,598	1,024,142
MKS Instruments, Inc.	1,590	294,818
Monolithic Power Systems, Inc.	1,150	406,191
ON Semiconductor Corp.(1)	10,711	445,685
Power Integrations, Inc.	1,629	132,731
Qorvo, Inc.(1)	2,974	543,350
Semtech Corp.(1)	1,833	126,477
Silicon Laboratories, Inc.(1)	1,096	154,613
Skyworks Solutions, Inc.	4,245	778,873
SolarEdge Technologies, Inc.(1)	1,148	329,981
Teradyne, Inc.	4,619	562,040
Universal Display Corp.	1,146	271,338
Xilinx, Inc.	6,266	776,357
		$ 9,543,368
Software — 7.9%
ACI Worldwide, Inc.(1)	2,940	$ 111,867
Altair Engineering, Inc., Class A(1)	1,182	73,958
Alteryx, Inc., Class A(1)	1,479	122,698
Security	Shares	Value
Software (continued)
Anaplan, Inc.(1)	3,388	$ 182,444
ANSYS, Inc.(1)	2,236	759,256
Appfolio, Inc., Class A(1)	469	66,321
Appian Corp.(1)	1,058	140,661
Aspen Technology, Inc.(1)	1,766	254,887
Avalara, Inc.(1)	2,204	294,080
Blackline, Inc.(1)	1,421	154,037
Box, Inc., Class A(1)	4,320	99,187
Cadence Design Systems, Inc.(1)	6,777	928,381
CDK Global, Inc.	3,135	169,478
Citrix Systems, Inc.	3,202	449,433
Cloudera, Inc.(1)	5,146	62,627
Coupa Software, Inc.(1)	1,923	489,365
CrowdStrike Holdings, Inc., Class A(1)	4,499	821,113
DocuSign, Inc.(1)	4,437	898,271
Dropbox, Inc., Class A(1)	7,716	205,709
Dynatrace, Inc.(1)	4,576	220,746
Elastic NV(1)	1,663	184,926
Envestnet, Inc.(1)	1,374	99,244
Everbridge, Inc.(1)	907	109,910
Fair Isaac Corp.(1)	903	438,903
Five9, Inc.(1)	1,746	272,952
Guidewire Software, Inc.(1)	2,199	223,484
HubSpot, Inc.(1)	1,173	532,788
j2 Global, Inc.(1)	1,119	134,123
Manhattan Associates, Inc.(1)	1,661	194,968
Medallia, Inc.(1)	2,511	70,032
New Relic, Inc.(1)	1,496	91,974
NortonLifeLock, Inc.	15,309	325,469
Nuance Communications, Inc.(1)	7,512	327,824
Nutanix, Inc., Class A(1)	5,302	140,821
Palo Alto Networks, Inc.(1)	2,386	768,435
Paycom Software, Inc.(1)	1,330	492,180
Paylocity Holding Corp.(1)	981	176,413
Pegasystems, Inc.	954	109,080
Pluralsight, Inc., Class A(1)	2,431	54,309
Proofpoint, Inc.(1)	1,494	187,930
PTC, Inc.(1)	2,843	391,339
Q2 Holdings, Inc.(1)	1,432	143,486
Qualys, Inc.(1)	803	84,138
RealPage, Inc.(1)	2,336	203,699
RingCentral, Inc., Class A(1)	2,031	604,994
Smartsheet, Inc., Class A(1)	2,954	188,820
SS&C Technologies Holdings, Inc.	5,949	415,657
SVMK, Inc.(1)	3,107	56,920
Tenable Holdings, Inc.(1)	2,082	75,337
Trade Desk, Inc. (The), Class A(1)	1,064	693,366

13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Tyler Technologies, Inc.(1)	1,037	$ 440,238
Verint Systems, Inc.(1)	1,657	75,377
Zendesk, Inc.(1)	3,011	399,319
Zscaler, Inc.(1)	2,002	343,683
		$ 15,556,657
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	1,549	$ 284,226
AutoNation, Inc.(1)	1,413	131,720
AutoZone, Inc.(1)	525	737,257
Best Buy Co., Inc.	5,665	650,399
Burlington Stores, Inc.(1)	1,547	462,244
CarMax, Inc.(1)	3,822	507,026
Dick's Sporting Goods, Inc.	1,553	118,261
Five Below, Inc.(1)	1,253	239,060
Floor & Decor Holdings, Inc., Class A(1)	2,497	238,414
Foot Locker, Inc.	2,505	140,906
Gap, Inc. (The)(1)	4,614	137,405
L Brands, Inc.	5,739	355,014
Lithia Motors, Inc., Class A	613	239,125
Penske Automotive Group, Inc.	734	58,896
RH (1)	372	221,935
Tractor Supply Co.	2,712	480,241
Ulta Beauty, Inc.(1)	1,271	392,955
Williams-Sonoma, Inc.	1,808	323,994
		$ 5,719,078
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	34,832	$ 548,256
HP, Inc.	31,642	1,004,633
NetApp, Inc.	6,007	436,529
Pure Storage, Inc., Class A(1)	6,952	149,746
Seagate Technology PLC	6,226	477,846
Western Digital Corp.	7,863	524,855
Xerox Holdings Corp.	4,064	98,633
		$ 3,240,498
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	953	$ 84,750
Columbia Sportswear Co.	822	86,828
Deckers Outdoor Corp.(1)	694	229,312
Hanesbrands, Inc.	7,994	157,242
Levi Strauss & Co., Class A	1,537	36,750
PVH Corp.	1,640	173,348
Ralph Lauren Corp., Class A	1,059	130,426
Skechers USA, Inc., Class A(1)	3,323	138,602
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	6,846	$ 282,124
Under Armour, Inc., Class A(1)	8,184	181,357
VF Corp.	7,651	611,468
		$ 2,112,207
Thrifts & Mortgage Finance — 0.3%
Essent Group, Ltd.	2,863	$ 135,964
MGIC Investment Corp.	7,917	109,651
New York Community Bancorp, Inc.	11,395	143,805
Radian Group, Inc.	4,669	108,554
TFS Financial Corp.	1,057	21,531
		$ 519,505
Trading Companies & Distributors — 1.1%
Air Lease Corp.	2,914	$ 142,786
Fastenal Co.	13,904	699,093
MSC Industrial Direct Co., Inc., Class A	1,264	114,000
SiteOne Landscape Supply, Inc.(1)	1,103	188,326
United Rentals, Inc.(1)	1,992	655,986
W.W. Grainger, Inc.	1,072	429,797
		$ 2,229,988
Water Utilities — 0.6%
American States Water Co.	1,391	$ 105,187
American Water Works Co., Inc.	4,830	724,114
Essential Utilities, Inc.	8,473	379,167
		$ 1,208,468
Wireless Telecommunication Services — 0.0%(3)
United States Cellular Corp.(1)	308	$ 11,236
		$ 11,236
Total Common Stocks (identified cost $145,621,309)		$195,675,691

14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.1%
Other — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	1,263,478	$ 1,263,604
Total Other (identified cost $1,263,604)		$ 1,263,604
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	874,388	$ 874,388
Total Securities Lending Collateral (identified cost $874,388)		$ 874,388
Total Short-Term Investments (identified cost $2,137,992)		$ 2,137,992
Total Investments — 100.7% (identified cost $147,759,301)		$197,813,683
Other Assets, Less Liabilities — (0.7)%		$ (1,445,468)
Net Assets — 100.0%		$196,368,215

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $1,411,410.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $146,495,697) - including $1,411,410 of securities on loan	$ 196,550,079
Investments in securities of affiliated issuers, at value (identified cost $1,263,604)	1,263,604
Receivable for capital shares sold	3,440,111
Dividends receivable	120,224
Dividends receivable - affiliated	73
Securities lending income receivable	268
Receivable from affiliate	40,258
Directors' deferred compensation plan	43,747
Total assets	$201,458,364
Liabilities
Payable for investments purchased	$ 4,004,669
Payable for capital shares redeemed	44,934
Deposits for securities loaned	874,388
Payable to affiliates:
Investment advisory fee	18,748
Administrative fee	18,748
Distribution and service fees	6,503
Sub-transfer agency fee	5,405
Directors' deferred compensation plan	43,747
Accrued expenses	73,007
Total liabilities	$ 5,090,149
Net Assets	$196,368,215
Sources of Net Assets
Paid-in capital	$ 146,634,438
Distributable earnings	49,733,777
Total	$196,368,215
Class A Shares
Net Assets	$ 32,249,171
Shares Outstanding	869,978
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.07
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 38.92
Class I Shares
Net Assets	$ 164,119,044
Shares Outstanding	4,391,432
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $148)	$ 832,095
Dividend income - affiliated issuers	434
Securities lending income, net	5,707
Total investment income	$ 838,236
Expenses
Investment advisory fee	$ 88,353
Administrative fee	88,353
Distribution and service fees:
Class A	28,508
Directors' fees and expenses	2,670
Custodian fees	8,021
Transfer agency fees and expenses	64,991
Accounting fees	16,684
Professional fees	13,637
Registration fees	27,999
Reports to shareholders	7,534
Miscellaneous	6,829
Total expenses	$ 353,579
Waiver and/or reimbursement of expenses by affiliate	$ (148,086)
Net expenses	$ 205,493
Net investment income	$ 632,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,347,510
Net realized gain	$ 1,347,510
Change in unrealized appreciation (depreciation):
Investment securities	$ 33,733,241
Net change in unrealized appreciation (depreciation)	$33,733,241
Net realized and unrealized gain	$35,080,751
Net increase in net assets from operations	$35,713,494
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 632,743	$ 924,815
Net realized gain	1,347,510	2,365,140
Net change in unrealized appreciation (depreciation)	33,733,241	6,730,316
Net increase in net assets from operations	$ 35,713,494	$10,020,271
Distributions to shareholders:
Class A	$ (488,178)	$ (216,029)
Class I	(3,104,130)	(1,003,602)
Total distributions to shareholders	$ (3,592,308)	$ (1,219,631)
Capital share transactions:
Class A	$ 12,659,774	$ 1,303,197
Class I	53,719,428	26,157,668
Net increase in net assets from capital share transactions	$ 66,379,202	$27,460,865
Net increase in net assets	$ 98,500,388	$36,261,505
Net Assets
At beginning of period	$ 97,867,827	$ 61,606,322
At end of period	$196,368,215	$97,867,827
18
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 29.17	$ 26.80	$ 27.23	$ 24.44	$ 21.25	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.28	$ 0.24	$ 0.25	$ 0.38	$ 0.23
Net realized and unrealized gain (loss)	8.63	2.54	(0.02)	3.25	3.22	1.08
Total income from operations	$ 8.74	$ 2.82	$ 0.22	$ 3.50	$ 3.60	$ 1.31
Less Distributions
From net investment income	$ (0.19)	$ (0.18)	$ (0.24)	$ (0.24)	$ (0.16)	$ (0.06)
From net realized gain	(0.65)	(0.27)	(0.41)	(0.47)	(0.25)	—
Total distributions	$ (0.84)	$ (0.45)	$ (0.65)	$ (0.71)	$ (0.41)	$ (0.06)
Net asset value — End of period	$ 37.07	$ 29.17	$ 26.80	$ 27.23	$ 24.44	$21.25
Total Return(3)	30.26% (4)	10.60%	1.05%	14.55%	17.12%	6.55% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,249	$14,803	$12,385	$22,575	$14,339	$ 5,442
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.69% (6)	0.77%	0.90%	0.94%	1.53%	3.20% (6)
Net expenses	0.49% (6)	0.49%	0.53%	0.57%	0.57%	0.57% (6)
Net investment income	0.64% (6)	1.03%	0.93%	0.95%	1.64%	1.26% (6)
Portfolio Turnover	8% (4)	31%	57%	39%	63%	42% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 29.42	$ 27.04	$ 27.45	$ 24.56	$ 21.31	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.16	$ 0.34	$ 0.32	$ 0.34	$ 0.52	$ 0.29
Net realized and unrealized gain (loss)	8.70	2.57	(0.02)	3.27	3.17	1.09
Total income from operations	$ 8.86	$ 2.91	$ 0.30	$ 3.61	$ 3.69	$ 1.38
Less Distributions
From net investment income	$ (0.26)	$ (0.26)	$ (0.30)	$ (0.25)	$ (0.19)	$ (0.07)
From net realized gain	(0.65)	(0.27)	(0.41)	(0.47)	(0.25)	—
Total distributions	$ (0.91)	$ (0.53)	$ (0.71)	$ (0.72)	$ (0.44)	$ (0.07)
Net asset value — End of period	$ 37.37	$ 29.42	$ 27.04	$ 27.45	$ 24.56	$21.31
Total Return(3)	30.40% (4)	10.91%	1.30%	14.96%	17.50%	6.91% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,119	$83,065	$49,221	$46,812	$21,075	$ 4,791
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.44% (6)	0.52%	0.64%	0.69%	0.87%	2.72% (6)
Net expenses	0.24% (6)	0.24%	0.24%	0.22%	0.22%	0.22% (6)
Net investment income	0.89% (6)	1.27%	1.23%	1.31%	2.21%	1.62% (6)
Portfolio Turnover	8% (4)	31%	57%	39%	63%	42% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
20
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 195,675,691(1)	$ —	$ —	$ 195,675,691
Short-Term Investments:
Other	—	1,263,604	—	1,263,604
Securities Lending Collateral	874,388	—	—	874,388
Total Investments	$196,550,079	$1,263,604	$ —	$197,813,683

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $88,353. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
22

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $148,086.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $88,353.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $28,508 for Class A shares.
The Fund was informed that EVD received $4,802 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $10,515 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $145, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $75,354,738 and $11,942,087, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$149,507,007
Gross unrealized appreciation	$ 49,375,712
Gross unrealized depreciation	(1,069,036)
Net unrealized appreciation	$ 48,306,676
23

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $1,411,410 and the total value of collateral received was $1,401,163, comprised of cash of $874,388 and U.S. government and/or agencies securities of $526,775.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$874,388	$ —	$ —	$ —	$874,388
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $1,263,604, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$28,581	$35,433,908	$(34,198,885)	$ —	$ —	$1,263,604	$434	1,263,478
24

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	449,577	$ 15,665,277	217,893	$ 5,888,151
Reinvestment of distributions	13,726	461,046	7,447	206,820
Shares redeemed	(100,857)	(3,466,549)	(179,987)	(4,791,774)
Net increase	362,446	$ 12,659,774	45,353	$ 1,303,197
Class I
Shares sold	1,806,844	$ 62,235,698	1,492,626	$ 38,993,711
Reinvestment of distributions	78,518	2,657,047	31,454	879,133
Shares redeemed	(317,634)	(11,173,317)	(520,985)	(13,715,176)
Net increase	1,567,728	$ 53,719,428	1,003,095	$ 26,157,668
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
25

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
2,391,750.300	36,066.044	95,478.325	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
26

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert US Mid-Cap Core Responsible Index Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert US Mid-Cap Core Responsible Index Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
27

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
28

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
29

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194     3.31.21

Calvert
International Responsible Index Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	19.58%	50.53%	10.02%	8.40%
Class A with 4.75% Maximum Sales Charge	—	—	13.91	43.41	8.95	7.43
Class I at NAV	10/30/2015	10/30/2015	19.72	50.84	10.34	8.73
Class R6 at NAV	02/01/2019	10/30/2015	19.73	50.86	10.35	8.74

MSCI World ex USA Index	—	—	20.53%	45.86%	8.92%	7.13%
Calvert International Responsible Index	—	—	20.23	50.95	10.56	8.75

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.74%	0.49%	0.46%
Net	0.54	0.29	0.26
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Responsible Index Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Samsung Electronics Co., Ltd.	2.0
Nestle S.A.	1.7
ASML Holding NV	1.4
Roche Holding AG PC	1.3
Novartis AG	1.0
LVMH Moet Hennessy Louis Vuitton SE	0.9
Linde PLC	0.9
Toyota Motor Corp.	0.9
Unilever PLC	0.8
Total	13.4%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Responsible Index Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4

Calvert
International Responsible Index Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,195.80	$2.96 **	0.54%
Class I	$1,000.00	$1,197.20	$1.59 **	0.29%
Class R6	$1,000.00	$1,197.30	$1.42 **	0.26%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.24	$2.72 **	0.54%
Class I	$1,000.00	$1,023.49	$1.46 **	0.29%
Class R6	$1,000.00	$1,023.64	$1.31 **	0.26%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Australia — 4.9%
Afterpay, Ltd.(1)	6,278	$ 490,337
APA Group	79,041	603,521
ASX, Ltd.	5,693	308,160
Australia & New Zealand Banking Group, Ltd.	83,776	1,798,710
Brambles, Ltd.	47,278	381,376
CIMIC Group, Ltd.(1)(2)	1,989	26,636
Cochlear, Ltd.	2,042	328,466
Coles Group, Ltd.	44,479	542,402
Commonwealth Bank of Australia	46,520	3,052,399
Computershare, Ltd.	15,260	175,101
CSL, Ltd.	13,217	2,671,206
Insurance Australia Group, Ltd.	77,458	275,931
Lendlease Corp., Ltd.	20,151	198,678
Macquarie Group, Ltd.	10,550	1,229,906
Magellan Financial Group, Ltd.	4,082	140,893
Medibank Pvt, Ltd.	80,386	171,342
National Australia Bank, Ltd.	96,869	1,919,217
QBE Insurance Group, Ltd.	40,528	296,807
Ramsay Health Care, Ltd.	5,450	278,364
REA Group, Ltd.	1,443	156,152
Seek, Ltd.(1)	8,786	191,507
Sonic Healthcare, Ltd.	14,801	395,799
Suncorp Group, Ltd.	34,889	262,858
Sydney Airport(1)	46,702	220,678
Telstra Corp., Ltd.	124,870	323,332
Transurban Group	87,625	890,815
Wesfarmers, Ltd.	40,009	1,606,705
Westpac Banking Corp.	107,638	1,996,571
Woolworths Group, Ltd.	45,209	1,407,999
		$ 22,341,868
Austria — 0.1%
Erste Group Bank AG(1)	8,780	$ 297,451
Raiffeisen Bank International AG(1)	4,769	104,693
Telekom Austria AG	2,137	16,842
Verbund AG(2)	2,426	176,222
		$ 595,208
Belgium — 0.7%
Ackermans & van Haaren NV	431	$ 68,515
Ageas S.A./NV	4,198	253,501
Anheuser-Busch InBev S.A./NV	19,680	1,237,140
Elia Group S.A./NV(2)	503	55,394
Etablissements Franz Colruyt NV	1,557	92,825
Galapagos NV(1)	757	58,414
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert S.A.	2,556	$ 264,408
KBC Group NV(1)	5,756	418,815
Proximus S.A.	3,652	79,460
Sofina S.A.	289	97,706
Solvay S.A.	1,586	197,386
Telenet Group Holding NV	491	19,903
UCB S.A.	2,855	271,407
Umicore S.A.	4,246	225,269
		$ 3,340,143
Canada — 7.9%
Algonquin Power & Utilities Corp.	20,211	$ 320,204
Alimentation Couche-Tard, Inc., Class B	29,575	953,592
Bank of Montreal	18,467	1,646,115
Bank of Nova Scotia (The)	35,379	2,213,334
BCE, Inc.	8,562	386,506
Brookfield Asset Management, Inc., Class A	46,563	2,071,196
Canadian Imperial Bank of Commerce	12,830	1,256,252
Canadian National Railway Co.	21,366	2,479,524
Canadian Pacific Railway, Ltd.	3,999	1,527,429
Canadian Tire Corp., Ltd., Class A	1,524	216,261
CCL Industries, Inc., Class B	4,904	271,287
CGI, Inc.(1)	6,896	574,420
Constellation Software, Inc.	588	821,169
Dollarama, Inc.	8,581	379,102
Empire Co., Ltd.	5,487	171,068
George Weston, Ltd.	2,779	246,079
Great-West Lifeco, Inc.	7,680	204,360
Hydro One, Ltd.(3)	9,353	217,842
IGM Financial, Inc.(2)	2,863	87,255
Intact Financial Corp.	3,980	487,722
Loblaw Cos., Ltd.	5,637	314,886
Magna International, Inc.	8,313	731,876
Manulife Financial Corp.	55,860	1,201,477
Metro, Inc.	8,337	380,330
National Bank of Canada	10,033	681,561
Nutrien, Ltd.	17,576	946,841
Open Text Corp.	7,757	369,857
Power Corp. of Canada(2)	15,528	408,124
Quebecor, Inc., Class B	4,705	126,320
Ritchie Bros Auctioneers, Inc.	3,406	199,422
Rogers Communications, Inc., Class B	10,760	496,174
Royal Bank of Canada	37,389	3,447,333
Saputo, Inc.	7,578	227,877
Shaw Communications, Inc., Class B	14,599	379,641
Shopify, Inc., Class A(1)	2,888	3,195,572
Sun Life Financial, Inc.	16,978	858,019

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
TELUS Corp.	12,494	$ 248,846
Thomson Reuters Corp.	5,531	484,529
TMX Group, Ltd.	1,666	173,122
Toronto-Dominion Bank (The)	48,609	3,170,203
Waste Connections, Inc.(4)	1,922	207,538
Waste Connections, Inc.(4)	6,401	691,544
WSP Global, Inc.	3,515	334,410
		$ 35,806,219
China — 0.2%
Fosun International, Ltd.	166,500	$ 233,758
Shenzhou International Group Holdings, Ltd.	21,400	447,614
		$ 681,372
Denmark — 2.0%
Ambu A/S, Class B	4,228	$ 198,558
AP Moller - Maersk A/S, Class B	198	459,660
Ascendis Pharma A/S ADR(1)	1,094	140,995
Carlsberg A/S, Class B	2,574	394,747
Chr. Hansen Holding A/S(1)	2,614	237,442
Coloplast A/S, Class B	2,930	440,517
Danske Bank A/S	15,326	286,709
Demant A/S(1)	2,665	112,811
DSV PANALPINA A/S	4,431	869,112
Genmab A/S(1)	1,511	496,958
GN Store Nord A/S	2,714	213,616
H Lundbeck A/S	1,661	56,717
Novo Nordisk A/S, Class B	37,592	2,533,085
Novozymes A/S, Class B	4,986	319,038
Orsted A/S(3)	4,025	649,898
Pandora A/S	2,281	243,951
ROCKWOOL International A/S, Class B	253	106,487
SimCorp A/S	772	95,586
Tryg A/S	6,004	141,508
Vestas Wind Systems A/S	4,531	934,685
		$ 8,932,080
Finland — 1.1%
Elisa Oyj	3,070	$ 184,150
Huhtamaki Oyj	2,038	92,221
Kesko Oyj, Class B	9,114	278,727
Kojamo Oyj	2,405	47,113
Kone Oyj, Class B	7,658	625,935
Metso Outotec Oyj	16,972	189,231
Neles Oyj	2,779	35,281
Neste Oyj	19,146	1,016,762
Nokia Oyj(1)	126,810	506,433
Security	Shares	Value
Finland (continued)
Nordea Bank Abp	68,747	$ 677,862
Orion Oyj, Class B(2)	2,680	107,379
Sampo Oyj, Class A	11,503	518,672
Stora Enso Oyj, Class R	17,907	334,055
UPM-Kymmene Oyj	13,083	470,174
Wartsila Oyj Abp(2)	9,259	97,061
		$ 5,181,056
France — 8.2%
Accor S.A.(1)	4,771	$ 179,752
Aeroports de Paris(1)	706	84,225
Air Liquide S.A.	11,753	1,918,982
ALD S.A.(3)	1,320	19,307
Alstom S.A.(1)	6,575	327,612
Amundi S.A.(1)(3)	1,651	131,951
Arkema S.A.	1,813	219,564
Atos SE(1)	2,200	171,522
AXA S.A.	52,508	1,409,536
BioMerieux	1,046	133,071
BNP Paribas S.A.(1)	25,289	1,540,841
Bouygues S.A.	5,837	233,799
Bureau Veritas S.A.(1)	7,753	220,624
Capgemini SE	3,801	646,272
Carrefour S.A.	17,935	324,724
Cie de Saint-Gobain(1)	22,900	1,352,280
Cie Generale des Etablissements Michelin SCA	3,950	591,592
CNP Assurances(1)	4,175	79,187
Credit Agricole S.A.(1)	27,111	392,627
Danone S.A.	17,254	1,181,003
Dassault Systemes SE	3,134	669,857
Edenred	6,222	324,874
Eiffage S.A.(1)	2,048	204,777
Engie S.A.(1)	43,732	621,227
EssilorLuxottica S.A.	7,126	1,160,875
Eurofins Scientific SE(1)	3,688	352,500
Faurecia SE(1)	2,130	113,340
Getlink SE(1)	8,898	136,402
Hermes International	821	908,024
Iliad S.A.	405	76,931
Ipsen S.A.	654	56,064
JC Decaux S.A.(1)	1,272	32,067
Kering S.A.	1,712	1,181,378
Legrand S.A.	6,542	607,804
L'Oreal S.A.	5,584	2,139,126
LVMH Moet Hennessy Louis Vuitton SE	6,190	4,134,617
Natixis S.A.(1)	16,773	80,173
Orange S.A.	45,446	559,256

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orpea S.A.(1)	1,286	$ 148,917
Pernod-Ricard S.A.	5,503	1,030,047
Publicis Groupe S.A.	6,414	391,140
Renault S.A.(1)	4,478	193,637
Rubis SCA	2,244	106,198
Safran S.A.(1)	8,302	1,129,300
Sanofi	27,606	2,729,796
Sartorius Stedim Biotech	629	258,864
Schneider Electric SE	13,328	2,030,323
SCOR SE(1)	4,325	147,322
SEB S.A.	566	99,711
Societe Generale S.A.(1)	20,019	523,393
Sodexo S.A.(1)	2,107	201,868
Suez S.A.	8,407	178,052
Teleperformance	1,320	481,266
Thales S.A.	2,487	246,833
Ubisoft Entertainment S.A.(1)	2,384	181,197
Valeo S.A.	4,878	165,497
Veolia Environnement S.A.	13,180	338,127
Vinci S.A.	12,516	1,281,911
Vivendi SE	20,760	681,419
Worldline S.A.(1)(3)	5,084	425,616
		$ 37,488,197
Germany — 7.3%
1&1 Drillisch AG	812	$ 22,816
adidas AG(1)	4,625	1,444,807
Allianz SE	10,362	2,635,627
Aroundtown S.A.	28,149	200,473
Bayerische Motoren Werke AG	9,421	977,679
Bechtle AG	674	126,439
Beiersdorf AG	2,556	270,069
Brenntag SE	4,291	366,575
Carl Zeiss Meditec AG	1,045	157,517
Commerzbank AG(1)	21,635	132,766
CompuGroup Medical SE & Co. KgaA	713	60,261
Continental AG(1)	2,916	386,004
Covestro AG(3)	5,284	355,512
CTS Eventim AG & Co. KGaA(1)	1,622	94,193
Daimler AG	23,235	2,073,716
Delivery Hero SE(1)(3)	4,159	539,078
Deutsche Boerse AG	4,693	779,830
Deutsche Lufthansa AG(1)	6,693	88,771
Deutsche Post AG	25,511	1,399,555
Deutsche Telekom AG	83,854	1,689,945
Deutsche Wohnen SE	9,489	442,647
DWS Group GmbH & Co. KGaA(3)	746	32,253
Security	Shares	Value
Germany (continued)
Evonik Industries AG	5,109	$ 180,782
Fielmann AG(1)	364	29,042
Fraport AG Frankfurt Airport Services Worldwide(1)	970	58,934
Fresenius Medical Care AG & Co. KGaA	5,342	393,500
Fresenius SE & Co. KGaA	11,539	514,182
FUCHS PETROLUB SE	3,396	136,698
GEA Group AG	4,400	180,469
Hannover Rueck SE	1,598	291,807
HeidelbergCement AG	9,768	887,501
Hella GmbH & Co. KGaA(1)	937	52,616
HelloFresh SE(1)	4,291	319,713
Henkel AG & Co. KGaA	2,566	254,219
HOCHTIEF AG	638	57,119
Infineon Technologies AG	33,902	1,442,448
KION Group AG	2,165	213,914
Knorr-Bremse AG	1,669	208,278
Lanxess AG	2,176	160,599
LEG Immobilien SE	1,933	254,260
Merck KGaA	3,489	596,808
MorphoSys AG(1)	994	86,583
MTU Aero Engines AG	1,353	318,721
Muenchener Rueckversicherungs-Gesellschaft AG	3,513	1,081,895
Nemetschek SE	1,215	77,558
OSRAM Licht AG(1)	481	29,992
Puma SE(1)	2,245	220,103
Rational AG	113	87,779
RTL Group S.A.(1)	1,167	68,436
SAP SE	26,971	3,308,171
Schaeffler AG, PFC Shares	2,570	22,844
Scout24 AG(3)	2,253	170,921
Siemens AG	20,090	3,301,018
Siemens Energy AG(1)	10,359	371,986
Siemens Healthineers AG(3)	6,213	336,756
Symrise AG	3,420	414,954
Talanx AG(1)	1,695	71,866
TeamViewer AG(1)(3)	3,984	170,381
Telefonica Deutschland Holding AG(3)	24,343	71,410
ThyssenKrupp AG(1)	28,385	379,110
Uniper SE	5,852	211,978
United Internet AG	3,162	126,942
Volkswagen AG	810	293,857
Vonovia SE	15,739	1,028,532
Zalando SE(1)(3)	4,071	398,907
		$ 33,160,122
Hong Kong — 2.4%
AIA Group, Ltd.	300,183	$ 3,673,269

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Bank of East Asia, Ltd. (The)	44,400	$ 94,578
BOC Hong Kong Holdings, Ltd.	103,350	361,559
Chow Tai Fook Jewellery Group, Ltd.	89,800	137,480
CK Asset Holdings, Ltd.	72,000	438,306
Dairy Farm International Holdings, Ltd.	7,400	31,927
Hang Lung Properties, Ltd.	64,000	167,055
Hang Seng Bank, Ltd.	21,879	424,850
Henderson Land Development Co., Ltd.	43,355	195,666
HKT Trust & HKT, Ltd.	86,000	122,753
Hong Kong Exchanges & Clearing, Ltd.	33,999	2,017,020
Hongkong Land Holdings, Ltd.	35,800	176,071
MTR Corp., Ltd.	49,376	280,825
New World Development Co., Ltd.	43,250	224,670
Sino Land Co., Ltd.	92,000	128,393
Sun Hung Kai Properties, Ltd.	49,301	746,508
Swire Pacific, Ltd., Class A	22,393	168,686
Swire Properties, Ltd.	29,400	91,257
Techtronic Industries Co., Ltd.	37,993	651,344
WH Group, Ltd.(3)	322,502	262,010
Wharf Holdings, Ltd. (The)	52,779	140,098
Wharf Real Estate Investment Co., Ltd.	47,000	264,298
		$ 10,798,623
Ireland — 1.1%
CRH PLC	31,814	$ 1,488,790
DCC PLC	6,705	581,590
ICON PLC(1)	1,253	246,052
James Hardie Industries PLC CDI	28,719	867,992
Kerry Group PLC, Class A	4,062	507,299
Kingspan Group PLC	10,163	859,781
Smurfit Kappa Group PLC	6,277	294,690
		$ 4,846,194
Israel — 0.4%
Azrieli Group, Ltd.	2,174	$ 134,339
Bank Hapoalim BM(1)	26,983	209,848
Bank Leumi Le-Israel B.M.	34,132	224,829
Check Point Software Technologies, Ltd.(1)	3,020	338,150
Nice, Ltd.(1)	1,712	372,192
Wix.com, Ltd.(1)	1,557	434,746
		$ 1,714,104
Italy — 2.0%
A2A SpA	48,085	$ 87,520
Amplifon SpA(1)	3,233	120,302
Assicurazioni Generali SpA(1)	29,854	596,456
Banca Mediolanum SpA(1)	8,796	82,975
Security	Shares	Value
Italy (continued)
DiaSorin SpA	610	$ 97,872
Enel SpA	237,657	2,364,057
Ferrari NV	3,611	755,361
FinecoBank Banca Fineco SpA(1)	17,911	293,020
Hera SpA	19,023	72,943
Infrastrutture Wireless Italiane SpA(3)	7,549	84,076
Intesa Sanpaolo SpA(1)	462,297	1,252,627
Italgas SpA	12,626	81,994
Mediobanca Banca di Credito Finanziario SpA(1)	17,185	190,431
Moncler SpA(1)	5,424	310,626
Pirelli & C SpA(1)(3)	12,472	73,117
Poste Italiane SpA(3)	14,306	181,680
PRADA SpA(1)	13,600	85,068
Prysmian SpA	8,213	266,677
Recordati Industria Chimica e Farmaceutica SpA	2,660	143,053
Snam SpA	128,350	711,564
Telecom Italia SpA	348,778	188,683
Terna Rete Elettrica Nazionale SpA	44,149	333,417
UniCredit SpA(1)	58,052	613,194
UnipolSai Assicurazioni SpA	13,800	41,453
		$ 9,028,166
Japan — 18.0%
ABC-Mart, Inc.	500	$ 28,235
Acom Co., Ltd.	15,000	69,866
Advantest Corp.	4,800	421,594
AEON Co., Ltd.	14,479	432,489
AGC, Inc.	11,755	493,417
Aisin Seiki Co., Ltd.(2)	4,800	182,814
Ajinomoto Co., Inc.	13,608	278,947
Alfresa Holdings Corp.	5,600	108,116
ANA Holdings, Inc.(1)	4,656	108,336
Asahi Group Holdings, Ltd.	13,000	550,299
Asahi Intecc Co., Ltd.	4,900	135,253
Asahi Kasei Corp.	31,700	365,936
Astellas Pharma, Inc.	46,971	723,555
Bandai Namco Holdings, Inc.	4,975	355,650
Bridgestone Corp.	14,200	577,300
Brother Industries, Ltd.	6,400	142,147
Canon, Inc.	24,468	556,255
Capcom Co., Ltd.	4,200	136,630
Central Japan Railway Co.	5,367	803,548
Chugai Pharmaceutical Co., Ltd.	16,556	672,734
Cosmos Pharmaceutical Corp.	400	62,399
CyberAgent, Inc.	11,600	209,386
Dai Nippon Printing Co., Ltd.	9,329	195,681
Daifuku Co., Ltd.	2,500	245,673

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Dai-ichi Life Holdings, Inc.	23,994	$ 412,455
Daiichi Sankyo Co., Ltd.	42,639	1,244,025
Daikin Industries, Ltd.	6,300	1,273,599
Daito Trust Construction Co., Ltd.	1,800	209,148
Daiwa House Industry Co., Ltd.	13,592	398,913
Daiwa Securities Group, Inc.	30,300	156,953
Denso Corp.	10,447	696,440
Dentsu Group, Inc.	5,900	189,924
Disco Corp.	700	221,203
East Japan Railway Co.	7,426	528,043
Eisai Co., Ltd.	7,925	532,671
FANUC Corp.	5,251	1,262,377
Fast Retailing Co., Ltd.	1,342	1,072,765
Fujitsu, Ltd.	4,648	676,347
GMO Payment Gateway, Inc.	800	106,302
Hakuhodo DY Holdings, Inc.	7,400	123,596
Hamamatsu Photonics K.K.	4,021	238,221
Hankyu Hanshin Holdings, Inc.	5,400	173,260
Harmonic Drive Systems, Inc.	1,200	81,358
Hikari Tsushin, Inc.	400	80,647
Hitachi Construction Machinery Co., Ltd.	2,400	76,909
Hitachi Metals, Ltd.	11,700	193,131
Honda Motor Co., Ltd.	45,600	1,374,635
Hoshizaki Corp.	1,652	147,721
HOYA Corp.	9,687	1,140,128
Hulic Co., Ltd.	13,800	163,133
Isuzu Motors, Ltd.	15,600	167,541
Ito En, Ltd.	2,200	134,945
Itochu Techno-Solutions Corp.	2,900	93,713
Japan Exchange Group, Inc.	11,500	270,141
Kajima Corp.	12,300	174,947
Kakaku.com, Inc.	2,600	71,168
Kansai Paint Co., Ltd.	4,100	109,671
Kao Corp.	11,663	771,725
KDDI Corp.	39,718	1,223,739
Keihan Holdings Co., Ltd.	2,200	91,586
Keio Corp.	3,123	210,264
Keisei Electric Railway Co., Ltd.	2,900	94,949
Keyence Corp.	5,000	2,278,780
Kikkoman Corp.	4,209	251,002
Kintetsu Group Holdings Co., Ltd.	4,405	168,205
Kobayashi Pharmaceutical Co., Ltd.	1,500	140,100
Komatsu, Ltd.	22,946	711,081
Kose Corp.	831	117,777
Kubota Corp.	25,994	592,974
Kyowa Kirin Co., Ltd.	6,006	179,865
Lion Corp.	8,100	157,903
Security	Shares	Value
Japan (continued)
M3, Inc.	10,400	$ 713,940
Makita Corp.	5,892	253,072
McDonald's Holdings Co. (Japan), Ltd.	1,700	78,359
Medipal Holdings Corp.	4,800	92,263
MEIJI Holdings Co., Ltd.	3,271	210,344
Mercari, Inc.(1)	2,800	127,832
MINEBEA MITSUMI, Inc.	8,700	223,298
MISUMI Group, Inc.(2)	6,600	192,255
Mitsubishi Chemical Holdings Corp.	40,060	300,875
Mitsubishi Electric Corp.	47,007	718,410
Mitsubishi Estate Co., Ltd.	36,908	646,314
Mitsubishi Heavy Industries, Ltd.	7,400	230,420
Mitsubishi UFJ Financial Group, Inc.(5)	274,457	1,467,601
Mitsui Fudosan Co., Ltd.	22,500	512,898
Miura Co., Ltd.	2,600	140,679
Mizuho Financial Group, Inc.	57,917	837,502
MS&AD Insurance Group Holdings, Inc.	10,000	294,160
Murata Manufacturing Co., Ltd.	14,453	1,163,400
Nagoya Railroad Co., Ltd.	5,400	128,648
NGK Insulators, Ltd.	5,700	104,609
Nidec Corp.	10,780	1,314,382
Nihon M&A Center, Inc.	6,800	184,440
Nintendo Co., Ltd.	2,729	1,538,160
Nippon Express Co., Ltd.	1,994	148,736
Nippon Paint Holdings Co., Ltd.	26,045	376,186
Nippon Shinyaku Co., Ltd.	1,300	96,787
Nippon Telegraph & Telephone Corp.	32,940	849,915
Nissan Chemical Corp.	3,600	192,609
Nissan Motor Co., Ltd.(1)	57,985	323,942
Nisshin Seifun Group, Inc.	5,686	95,009
Nissin Foods Holdings Co., Ltd.	1,999	148,209
Nitori Holdings Co., Ltd.	1,768	342,469
Nitto Denko Corp.	4,186	358,827
Nomura Holdings, Inc.	71,600	379,369
Nomura Research Institute, Ltd.	8,800	273,397
NTT Data Corp.	16,135	250,236
Obayashi Corp.	17,400	159,714
Obic Co., Ltd.	1,700	311,936
Odakyu Electric Railway Co., Ltd.	9,346	255,726
Oji Holdings Corp.	29,854	193,573
Olympus Corp.	28,500	591,201
Omron Corp.	4,782	374,585
Ono Pharmaceutical Co., Ltd.	9,922	259,483
Oracle Corp. Japan	1,026	100,441
Oriental Land Co., Ltd.	6,797	1,022,820
ORIX Corp.	29,167	493,295
Osaka Gas Co., Ltd.	9,300	181,487

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Otsuka Corp.	3,188	$ 149,482
Otsuka Holdings Co., Ltd.	10,520	446,142
Pan Pacific International Holdings Corp.	9,268	218,766
Panasonic Corp.	52,700	682,436
PeptiDream, Inc.(1)	2,200	100,780
Pigeon Corp.	2,600	98,590
Rakuten, Inc.	18,949	226,381
Recruit Holdings Co., Ltd.	38,879	1,909,200
Renesas Electronics Corp.(1)	17,600	192,699
Resona Holdings, Inc.(2)	48,033	201,763
Ricoh Co., Ltd.	15,584	158,850
Rohm Co., Ltd.	2,276	223,216
Santen Pharmaceutical Co., Ltd.	8,700	119,984
SBI Holdings, Inc.	5,800	157,610
SCSK Corp.	1,300	77,260
Secom Co., Ltd.	6,100	514,240
Sekisui Chemical Co., Ltd.	8,572	165,057
Sekisui House, Ltd.	15,270	328,460
SG Holdings Co., Ltd.	8,400	192,858
Sharp Corp.(2)	5,099	88,288
Shimadzu Corp.	6,326	229,383
Shimano, Inc.	1,772	423,225
Shimizu Corp.(2)	14,300	115,789
Shin-Etsu Chemical Co., Ltd.	9,337	1,581,691
Shionogi & Co., Ltd.	6,154	332,223
Shiseido Co., Ltd.	9,597	645,438
SMC Corp.	1,532	892,206
SoftBank Corp.(2)	70,800	921,077
SoftBank Group Corp.	41,890	3,566,415
Sohgo Security Services Co., Ltd.	2,200	104,105
Sompo Holdings, Inc.	8,837	338,599
Sony Corp.	31,800	3,365,503
Square Enix Holdings Co., Ltd.	2,400	133,486
Sumitomo Chemical Co., Ltd.	40,500	210,125
Sumitomo Dainippon Pharma Co., Ltd.	5,400	94,198
Sumitomo Electric Industries, Ltd.	18,873	283,789
Sumitomo Mitsui Financial Group, Inc.	31,753	1,150,960
Sumitomo Mitsui Trust Holdings, Inc.	8,216	286,652
Suntory Beverage & Food, Ltd.	3,400	126,788
Sysmex Corp.	3,826	412,992
T&D Holdings, Inc.	12,419	159,803
Taisho Pharmaceutical Holdings Co., Ltd.	500	32,310
Takeda Pharmaceutical Co., Ltd.	39,952	1,456,336
TDK Corp.	3,214	447,414
Terumo Corp.	15,846	573,440
TIS, Inc.	4,900	117,311
Tobu Railway Co., Ltd.	5,517	148,603
Security	Shares	Value
Japan (continued)
Toho Co., Ltd.	2,900	$ 117,824
Toho Gas Co., Ltd.	3,100	191,297
Tokyo Century Corp.	1,200	80,855
Tokyo Electron, Ltd.	3,826	1,662,907
Tokyo Gas Co., Ltd.	9,700	216,104
Tokyu Corp.	15,932	212,472
Toppan Printing Co., Ltd.	6,400	108,501
Toray Industries, Inc.	38,750	250,179
TOTO, Ltd.	3,064	188,577
Toyo Suisan Kaisha, Ltd.	3,000	125,907
Toyota Industries Corp.	3,675	328,396
Toyota Motor Corp.(2)	50,783	3,951,933
Trend Micro, Inc.	3,093	155,263
Tsuruha Holdings, Inc.	1,100	141,941
Unicharm Corp.	11,402	478,776
Welcia Holdings Co., Ltd.	2,700	92,637
West Japan Railway Co.	3,710	205,852
Yakult Honsha Co., Ltd.	3,486	176,385
Yamada Holdings Co., Ltd.	15,800	85,387
Yamaha Corp.	3,244	176,776
Yamaha Motor Co., Ltd.	6,525	160,584
Yaskawa Electric Corp.	7,300	364,724
Z Holdings Corp.	70,300	350,670
ZOZO, Inc.	2,000	59,249
		$ 82,181,172
Netherlands — 4.4%
ABN AMRO Group NV(1)(3)	8,736	$ 106,055
Adyen NV(1)(3)	788	1,758,346
Aegon NV	42,994	204,276
AerCap Holdings NV(1)	2,990	175,633
Akzo Nobel NV	5,278	589,267
Argenx SE(1)(4)	1,189	326,944
Argenx SE(1)(4)	152	41,782
ASM International NV	1,215	352,281
ASML Holding NV	10,059	6,171,893
Euronext NV(3)	1,325	133,361
GrandVision NV(1)(3)	1,973	60,860
IMCD NV	1,366	189,370
ING Groep NV	98,278	1,200,375
Just Eat Takeaway.com NV(1)(3)	3,542	325,920
Koninklijke Ahold Delhaize NV	31,258	871,875
Koninklijke DSM NV	4,670	789,502
Koninklijke KPN NV	85,287	289,297
Koninklijke Philips NV(1)	24,008	1,369,065
Koninklijke Vopak NV	4,031	200,572
NN Group NV	7,527	367,178

11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
NXP Semiconductors NV	7,118	$ 1,433,138
Prosus NV	11,132	1,238,754
QIAGEN NV(1)	6,612	321,938
Randstad NV	3,343	234,662
STMicroelectronics NV(4)	11,727	448,034
STMicroelectronics NV(2)(4)	3,487	133,284
Wolters Kluwer NV	7,505	651,845
		$ 19,985,507
New Zealand — 0.2%
a2 Milk Co., Ltd. (The)(1)	19,009	$ 114,753
Auckland International Airport, Ltd.(1)	34,843	191,309
Fisher & Paykel Healthcare Corp., Ltd.	12,691	284,945
Meridian Energy, Ltd.	26,829	101,141
Spark New Zealand, Ltd.	42,081	131,804
Xero, Ltd.(1)	2,564	248,159
		$ 1,072,111
Norway — 0.6%
Adevinta ASA(1)	5,946	$ 87,611
DNB ASA	23,900	509,618
Gjensidige Forsikring ASA	3,900	91,464
Mowi ASA	13,479	334,774
Norsk Hydro ASA	90,504	581,304
Orkla ASA	25,933	254,326
Salmar ASA	1,727	119,123
Schibsted ASA, Class A(1)	4,530	190,400
Telenor ASA	17,622	310,460
Tomra Systems ASA	3,486	151,319
Yara International ASA	5,117	266,567
		$ 2,896,966
Portugal — 0.2%
EDP - Energias de Portugal S.A.	78,497	$ 448,349
EDP Renovaveis S.A.	3,698	78,947
Jeronimo Martins SGPS S.A.	7,170	120,538
		$ 647,834
Singapore — 0.8%
CapitaLand, Ltd.	73,841	$ 206,896
City Developments, Ltd.	10,430	62,034
DBS Group Holdings, Ltd.	47,029	1,008,367
Flex, Ltd.(1)	14,439	264,378
Jardine Cycle & Carriage, Ltd.	1,700	28,519
Oversea-Chinese Banking Corp., Ltd.	86,271	754,786
Singapore Airlines, Ltd.(1)	39,156	161,699
Singapore Exchange, Ltd.	21,700	160,943
Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering, Ltd.	51,000	$ 147,723
Singapore Telecommunications, Ltd.	190,012	345,263
United Overseas Bank, Ltd.	33,559	647,085
		$ 3,787,693
South Korea — 4.2%
AMOREPACIFIC Corp.	863	$ 198,198
Hana Financial Group, Inc.	7,716	291,842
Hyundai Mobis Co., Ltd.	1,788	463,792
Hyundai Motor Co.	4,391	851,008
Kakao Corp.	1,576	695,615
KB Financial Group, Inc.	10,746	529,644
KT Corp.	3,517	87,949
LG Chem, Ltd.	1,389	994,000
LG Electronics, Inc.	3,161	422,008
LG Household & Health Care, Ltd.	242	335,806
Lotte Chemical Corp.	438	117,001
NAVER Corp.	3,804	1,273,588
NCSoft Corp.	428	330,820
Netmarble Corp.(3)	635	72,722
Samsung C&T Corp.	2,258	249,744
Samsung Electro-Mechanics Co., Ltd.	1,437	239,858
Samsung Electronics Co., Ltd.	125,222	9,059,138
Samsung SDS Co., Ltd.	1,007	172,855
Shinhan Financial Group Co., Ltd.	12,505	415,316
SK Hynix, Inc.	14,420	1,702,449
SK Telecom Co., Ltd.	1,072	261,400
Woori Financial Group, Inc.	16,058	143,329
		$ 18,908,082
Spain — 2.1%
Acciona S.A.	549	$ 92,250
Aena SME S.A.(1)(3)	1,989	322,692
Amadeus IT Group S.A.(1)	10,553	751,670
Banco Bilbao Vizcaya Argentaria S.A.	153,671	800,804
Banco Santander S.A.(1)(2)	394,814	1,346,634
CaixaBank S.A.	76,728	238,224
Cellnex Telecom S.A.(3)	9,758	562,531
Enagas S.A.	17,430	379,466
Ferrovial S.A.	11,550	301,812
Grifols S.A.	12,000	314,062
Iberdrola S.A.	159,836	2,062,990
Industria de Diseno Textil S.A.	26,018	859,633
International Consolidated Airlines Group S.A.(1)	135,141	369,463
Mapfre S.A.	30,543	63,637
Naturgy Energy Group S.A.	7,111	174,595
Red Electrica Corp. S.A.	11,118	197,210

12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Siemens Gamesa Renewable Energy S.A.	6,052	$ 234,723
Telefonica S.A.	115,855	520,870
		$ 9,593,266
Sweden — 3.2%
AAK AB	6,065	$ 137,325
Alfa Laval AB(1)	7,658	231,451
Assa Abloy AB, Class B	24,975	718,790
Atlas Copco AB, Class A	25,334	1,544,544
Axfood AB	3,460	82,710
Boliden AB	17,791	660,105
Castellum AB(2)	6,509	143,627
Electrolux AB, Series B	5,557	154,491
Epiroc AB, Class A	26,570	601,921
EQT AB	5,715	188,159
Essity AB, Class B(2)	16,203	512,098
Fastighets AB Balder, Class B(1)	3,078	152,385
H & M Hennes & Mauritz AB, Class B(1)	18,418	415,077
Hexagon AB, Class B	7,110	656,312
Holmen AB, Class B	2,130	93,502
Husqvarna AB, Class B	11,144	160,659
ICA Gruppen AB	2,268	110,908
Industrivarden AB, Class A(1)	6,839	251,611
Indutrade AB(1)	6,825	157,590
Investment AB Latour, Class B	2,530	65,557
Investor AB, Class B	13,690	1,092,322
Kinnevik AB, Class B	6,262	304,346
L E Lundbergforetagen AB, Class B(1)	1,996	109,011
Lifco AB, Class B	1,375	127,752
Nibe Industrier AB, Class B	10,388	322,167
Sagax AB, Class B	4,237	91,525
Sandvik AB(1)	27,656	756,721
Securitas AB, Class B	9,150	155,621
Skandinaviska Enskilda Banken AB, Class A(1)(2)	40,001	487,952
Skanska AB, Class B(2)	8,967	224,889
SKF AB, Class B	10,553	300,280
Spotify Technology S.A.(1)	3,269	875,929
Svenska Cellulosa AB SCA, Class B(1)	15,355	271,785
Svenska Handelsbanken AB, Class A	37,854	411,518
SWECO AB, Class B	4,566	74,518
Swedbank AB, Class A	23,578	415,724
Swedish Orphan Biovitrum AB(1)	4,507	72,076
Tele2 AB, Class B	12,247	165,211
Telia Co. AB	63,465	275,170
Volvo AB, Class B(1)(2)	42,843	1,085,000
		$ 14,658,339
Security	Shares	Value
Switzerland — 8.3%
ABB, Ltd.	44,089	$ 1,341,251
Adecco Group AG	4,230	285,321
Alcon, Inc.(1)	12,450	873,683
Baloise Holding AG	1,175	199,811
Banque Cantonale Vaudoise	787	76,790
Barry Callebaut AG	90	203,768
Belimo Holding AG	13	105,104
BKW AG	651	70,873
Chocoladefabriken Lindt & Sprungli AG PC	31	270,047
Cie Financiere Richemont S.A.	11,950	1,147,478
Clariant AG	4,844	97,737
Coca-Cola HBC AG	5,985	190,229
Emmi AG	55	55,556
EMS-Chemie Holding AG	193	172,410
Flughafen Zuerich AG(1)	412	67,786
Garmin, Ltd.	3,580	472,023
Geberit AG	865	550,525
Givaudan S.A.	228	879,452
Helvetia Holding AG	911	106,940
Idorsia, Ltd.(1)(2)	3,273	87,801
Julius Baer Group, Ltd.	4,891	312,552
Kuehne & Nagel International AG	1,258	359,318
Logitech International S.A.	4,014	420,965
Lonza Group AG	1,902	1,063,788
Nestle S.A.	68,719	7,660,546
Novartis AG	55,506	4,744,690
Partners Group Holding AG	448	572,511
PSP Swiss Property AG	1,287	156,793
Roche Holding AG PC	17,891	5,795,666
Schindler Holding AG	552	158,383
Schindler Holding AG PC	954	280,294
SGS S.A.	173	491,562
SIG Combibloc Group AG	6,537	151,038
Sika AG	5,553	1,587,904
Sonova Holding AG(1)	1,329	352,285
Straumann Holding AG	250	312,129
Swatch Group AG (The)	744	214,226
Swiss Life Holding AG	696	342,040
Swiss Prime Site AG	1,927	177,897
Swiss Re AG	6,605	649,556
Swisscom AG	619	332,104
TE Connectivity, Ltd.	8,464	1,092,787
Tecan Group AG	341	151,281
Temenos AG	1,387	200,128
UBS Group AG	83,023	1,284,488
VAT Group AG(3)	737	206,301
Vifor Pharma AG	1,307	177,873

13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	3,415	$ 1,453,599
		$ 37,957,289
Taiwan — 4.4%
Advantech Co., Ltd.	12,499	$ 155,916
ASE Technology Holding Co., Ltd.	83,904	320,059
Catcher Technology Co., Ltd.	16,000	118,901
Cathay Financial Holding Co., Ltd.	205,357	345,799
Chailease Holding Co., Ltd.	30,720	212,619
Chang Hwa Commercial Bank, Ltd.	159,153	98,094
China Steel Corp.	749,000	681,422
Chunghwa Telecom Co., Ltd.	99,055	387,544
CTBC Financial Holding Co., Ltd.	485,000	376,388
Delta Electronics, Inc.	46,319	472,389
E.Sun Financial Holding Co., Ltd.	302,725	277,183
Far Eastern New Century Corp.	84,000	89,176
Far EasTone Telecommunications Co., Ltd.	48,073	108,070
First Financial Holding Co., Ltd.	204,870	159,614
Fubon Financial Holding Co., Ltd.	176,000	351,211
Globalwafers Co., Ltd.	6,000	159,072
Hotai Motor Co., Ltd.	9,000	186,306
Hua Nan Financial Holdings Co., Ltd.	195,499	127,929
Largan Precision Co., Ltd.	2,000	226,201
MediaTek, Inc.	35,883	1,234,260
Mega Financial Holding Co., Ltd.	239,668	268,111
Nanya Technology Corp.	27,000	87,918
President Chain Store Corp.	16,828	160,930
Quanta Computer, Inc.	67,398	232,459
Shanghai Commercial & Savings Bank, Ltd. (The)	84,924	125,153
Taishin Financial Holding Co., Ltd.	262,913	123,536
Taiwan Cooperative Financial Holding Co., Ltd.	238,397	176,966
Taiwan High Speed Rail Corp.	60,000	66,249
Taiwan Mobile Co., Ltd.	35,748	123,105
Taiwan Semiconductor Manufacturing Co., Ltd.	546,240	11,503,374
Uni-President Enterprises Corp.	131,000	336,397
United Microelectronics Corp.	292,000	523,749
Yageo Corp.	10,000	195,710
Yuanta Financial Holding Co., Ltd.	224,600	177,439
		$ 20,189,249
United Kingdom — 12.3%
3i Group PLC	31,139	$ 494,876
Admiral Group PLC	6,192	264,651
Amcor PLC	56,750	662,840
Aon PLC, Class A	7,501	1,726,055
Ashtead Group PLC	15,429	921,043
Associated British Foods PLC(1)	12,973	431,008
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	33,914	$ 3,384,905
Atlassian Corp. PLC, Class A(1)	4,604	970,339
Auto Trader Group PLC(1)(3)	30,458	232,882
Avast PLC(3)	23,968	150,645
AVEVA Group PLC	3,667	172,977
Aviva PLC	130,352	734,753
B&M European Value Retail S.A.	30,612	222,719
BAE Systems PLC	111,860	779,000
Barratt Developments PLC(1)	36,341	373,804
Berkeley Group Holdings PLC	4,526	277,092
boohoo Group PLC(1)	28,338	132,690
BT Group PLC(1)	285,679	609,442
Bunzl PLC	11,285	361,205
Burberry Group PLC(1)	13,821	361,555
Clarivate PLC(1)	13,134	346,606
Coca-Cola European Partners PLC	7,603	396,572
Compass Group PLC(1)	69,086	1,395,797
ConvaTec Group PLC(3)	58,299	157,587
Croda International PLC	4,708	411,932
Diageo PLC	67,763	2,783,803
Direct Line Insurance Group PLC	45,487	196,358
DS Smith PLC(1)	48,060	270,063
Farfetch, Ltd., Class A(1)	8,773	465,144
Ferguson PLC	7,550	901,885
GlaxoSmithKline PLC	148,661	2,631,716
Halma PLC	12,898	421,979
Hargreaves Lansdown PLC	11,030	234,361
Hikma Pharmaceuticals PLC	6,016	188,721
HomeServe PLC	9,542	157,995
Howden Joinery Group PLC(1)	20,686	209,024
Informa PLC(1)	58,260	449,835
InterContinental Hotels Group PLC(1)	6,956	478,359
Intermediate Capital Group PLC	9,309	236,349
Intertek Group PLC	6,345	489,936
J Sainsbury PLC	61,544	205,802
JD Sports Fashion PLC(1)	13,402	152,351
Johnson Matthey PLC	6,802	282,555
Kingfisher PLC(1)	71,697	314,250
Legal & General Group PLC	197,713	759,122
Liberty Global PLC, Class A(1)	17,992	461,675
Linde PLC	14,571	4,081,920
Lloyds Banking Group PLC(1)	2,311,113	1,355,755
London Stock Exchange Group PLC	10,115	966,989
M&G PLC	78,233	223,564
Melrose Industries PLC(1)	156,851	360,677
Mondi PLC	16,421	418,625
National Grid PLC	126,730	1,504,356

14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Next PLC(1)	4,163	$ 451,195
Nomad Foods, Ltd.(1)	6,616	181,675
Ocado Group PLC(1)	18,762	526,033
Pearson PLC	29,264	312,041
Pennon Group PLC	14,446	194,121
Persimmon PLC	11,186	453,096
Phoenix Group Holdings PLC	28,666	289,815
Prudential PLC	81,901	1,744,698
RELX PLC	69,591	1,745,397
Rentokil Initial PLC(1)	72,543	484,325
Rightmove PLC(1)	28,210	226,375
RSA Insurance Group PLC	28,527	267,617
Sage Group PLC (The)	38,840	328,128
Schroders PLC	4,460	215,181
Severn Trent PLC	8,525	271,158
Smith & Nephew PLC	30,175	572,871
Smiths Group PLC	13,803	292,409
Spirax-Sarco Engineering PLC	2,692	422,962
SSE PLC	36,621	734,287
St. James's Place PLC	18,117	318,067
Standard Chartered PLC	83,932	577,917
Standard Life Aberdeen PLC	65,854	263,088
Taylor Wimpey PLC(1)	127,558	317,148
Tesco PLC	289,084	912,704
Unilever PLC	66,703	3,722,010
United Utilities Group PLC	23,202	296,484
Vodafone Group PLC	884,037	1,612,107
Whitbread PLC(1)	8,085	381,656
WM Morrison Supermarkets PLC	100,003	251,514
WPP PLC	47,027	599,287
		$ 56,141,510
Total Common Stocks (identified cost $369,154,449)		$441,932,370

Rights — 0.0%(6)

Security	Shares	Value
Australia — 0.0%(6)
Computershare, Ltd., Exp. 4/19/21(1)	1,734	$ 2,002
		$ 2,002
Security	Shares	Value
Italy — 0.0%(6)
Snam SpA, Exp. 4/7/21(1)	117,902	$ 121
		$ 121
Total Rights (identified cost $0)		$ 2,123

Short-Term Investments — 1.9%

Other — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	2,771,333	$ 2,771,610
Total Other (identified cost $2,771,610)		$ 2,771,610

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	5,860,929	$ 5,860,929
Total Securities Lending Collateral (identified cost $5,860,929)		$ 5,860,929
Total Short-Term Investments (identified cost $8,632,539)		$ 8,632,539

Total Investments — 98.9% (identified cost $377,786,988)	$450,567,032
Other Assets, Less Liabilities — 1.1%	$ 5,136,442
Net Assets — 100.0%	$455,703,474

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $8,508,612.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $8,210,617 or 1.8% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).
(6)	Amount is less than 0.05%.

15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.7%
Information Technology	14.9
Industrials	14.6
Consumer Discretionary	11.2
Health Care	10.5
Consumer Staples	8.4
Materials	6.3
Communication Services	6.3
Utilities	3.1
Real Estate	1.7
Energy	0.3
Total	97.0%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $375,015,378) - including $8,508,612 of securities on loan	$ 447,795,422
Investments in securities of affiliated issuers, at value (identified cost $2,771,610)	2,771,610
Cash denominated in foreign currency, at value (cost $459,043)	457,168
Receivable for investments sold	101,875
Receivable for capital shares sold	11,657,304
Dividends receivable	1,193,758
Dividends receivable - affiliated	473
Securities lending income receivable	2,272
Tax reclaims receivable	367,331
Receivable from affiliate	57,725
Directors' deferred compensation plan	64,554
Total assets	$464,469,492
Liabilities
Payable for investments purchased	$ 2,240,105
Payable for capital shares redeemed	323,956
Deposits for securities loaned	5,860,929
Payable to affiliates:
Investment advisory fee	42,503
Administrative fee	42,503
Distribution and service fees	7,604
Sub-transfer agency fee	4,269
Directors' deferred compensation plan	64,554
Accrued expenses	179,595
Total liabilities	$ 8,766,018
Net Assets	$455,703,474
Sources of Net Assets
Paid-in capital	$ 389,107,007
Distributable earnings	66,596,467
Total	$455,703,474
Class A Shares
Net Assets	$ 35,466,106
Shares Outstanding	1,241,905
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.56
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 29.98
Class I Shares
Net Assets	$ 346,346,454
Shares Outstanding	11,991,890
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.88
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class R6 Shares
Net Assets	$73,890,914
Shares Outstanding	2,559,397
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.
18
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $362,493)	$ 3,762,509
Dividend income - affiliated issuers	1,604
Securities lending income, net	13,301
Total investment income	$ 3,777,414
Expenses
Investment advisory fee	$ 200,983
Administrative fee	200,983
Distribution and service fees:
Class A	39,739
Directors' fees and expenses	6,443
Custodian fees	49,294
Transfer agency fees and expenses	117,062
Accounting fees	48,301
Professional fees	16,848
Registration fees	43,413
Reports to shareholders	9,734
Miscellaneous	35,733
Total expenses	$ 768,533
Waiver and/or reimbursement of expenses by affiliate	$ (249,647)
Net expenses	$ 518,886
Net investment income	$ 3,258,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 219,720
Investment securities - affiliated issuers	(36)
Foreign currency transactions	19,784
Net realized gain	$ 239,468
Change in unrealized appreciation (depreciation):
Investment securities	$ 51,262,085
Investment securities - affiliated issuers	36
Foreign currency	(325,699)
Net change in unrealized appreciation (depreciation)	$50,936,422
Net realized and unrealized gain	$51,175,890
Net increase in net assets from operations	$54,434,418
19
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,258,528	$ 3,698,007
Net realized gain (loss)	239,468	(1,722,196)
Net change in unrealized appreciation (depreciation)	50,936,422	14,895,813
Net increase in net assets from operations	$ 54,434,418	$ 16,871,624
Distributions to shareholders:
Class A	$ (264,563)	$ (862,937)
Class I	(3,173,461)	(1,333,282)
Class R6	(577,894)	(297,907)
Total distributions to shareholders	$ (4,015,918)	$ (2,494,126)
Capital share transactions:
Class A	$ 4,884,768	$ (10,359,112)
Class I	110,389,284	118,113,268
Class R6	37,904,298	10,908,920
Net increase in net assets from capital share transactions	$153,178,350	$118,663,076
Net increase in net assets	$203,596,850	$133,040,574
Net Assets
At beginning of period	$ 252,106,624	$ 119,066,050
At end of period	$455,703,474	$252,106,624
20
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 24.08	$ 22.81	$ 23.18	$ 23.11	$ 20.03	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.40	$ 0.56	$ 0.62	$ 0.41	$ 0.43
Net realized and unrealized gain (loss)	4.48	1.26	(0.51)	(0.23)	3.10	(0.38)
Total income from operations	$ 4.70	$ 1.66	$ 0.05	$ 0.39	$ 3.51	$ 0.05
Less Distributions
From net investment income	$ (0.22)	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)	$ (0.02)
Total distributions	$ (0.22)	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)	$ (0.02)
Net asset value — End of period	$ 28.56	$ 24.08	$ 22.81	$ 23.18	$23.11	$20.03
Total Return(3)	19.58% (4)	7.31%	0.34%	1.67%	17.98%	0.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,466	$25,497	$34,344	$24,415	$ 5,968	$ 3,714
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.69% (6)	0.74%	0.89%	1.03%	3.00%	5.53% (6)
Net expenses	0.54% (6)	0.54%	0.57%	0.62%	0.62%	0.62% (6)
Net investment income	1.62% (6)	1.77%	2.56%	2.66%	1.96%	2.47% (6)
Portfolio Turnover	4% (4)	18%	51%	24%	26%	35% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
21
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 24.43	$ 23.12	$ 23.47	$ 23.32	$ 20.08	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.51	$ 0.60	$ 0.64	$ 0.63	$ 0.51
Net realized and unrealized gain (loss)	4.53	1.22	(0.50)	(0.17)	3.00	(0.40)
Total income from operations	$ 4.80	$ 1.73	$ 0.10	$ 0.47	$ 3.63	$ 0.11
Less Distributions
From net investment income	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)	$ (0.03)
Total distributions	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)	$ (0.03)
Net asset value — End of period	$ 28.88	$ 24.43	$ 23.12	$ 23.47	$ 23.32	$20.08
Total Return(3)	19.72% (4)	7.55%	0.60%	2.04%	18.42%	0.56% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$346,346	$197,395	$67,854	$88,253	$30,815	$ 2,571
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.44% (6)	0.49%	0.64%	0.79%	1.43%	4.81% (6)
Net expenses	0.29% (6)	0.29%	0.29%	0.27%	0.27%	0.27% (6)
Net investment income	1.95% (6)	2.22%	2.73%	2.71%	2.85%	2.90% (6)
Portfolio Turnover	4% (4)	18%	51%	24%	26%	35% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 24.43	$ 23.12	$ 21.50
Income (Loss) From Operations
Net investment income(2)	$ 0.29	$ 0.49	$ 0.51
Net realized and unrealized gain	4.51	1.25	1.11
Total income from operations	$ 4.80	$ 1.74	$ 1.62
Less Distributions
From net investment income	$ (0.36)	$ (0.43)	$ —
Total distributions	$ (0.36)	$ (0.43)	$ —
Net asset value — End of period	$ 28.87	$ 24.43	$ 23.12
Total Return(3)	19.73% (4)	7.59%	7.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,891	$29,215	$16,867
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.40% (6)	0.46%	0.56% (6)
Net expenses	0.26% (6)	0.26%	0.26% (6)
Net investment income	2.07% (6)	2.13%	3.40% (6)
Portfolio Turnover	4% (4)	18%	51% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
24

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 22,341,868	$ —	$ 22,341,868
Austria	—	595,208	—	595,208
Belgium	—	3,340,143	—	3,340,143
Canada	35,806,219	—	—	35,806,219
China	—	681,372	—	681,372
Denmark	140,995	8,791,085	—	8,932,080
Finland	—	5,181,056	—	5,181,056
France	—	37,488,197	—	37,488,197
Germany	—	33,160,122	—	33,160,122
Hong Kong	—	10,798,623	—	10,798,623
Ireland	246,052	4,600,142	—	4,846,194
Israel	772,896	941,208	—	1,714,104
Italy	—	9,028,166	—	9,028,166
Japan	—	82,181,172	—	82,181,172
Netherlands	1,972,491	18,013,016	—	19,985,507
New Zealand	—	1,072,111	—	1,072,111
Norway	—	2,896,966	—	2,896,966
Portugal	—	647,834	—	647,834
Singapore	264,378	3,523,315	—	3,787,693
South Korea	—	18,908,082	—	18,908,082
Spain	—	9,593,266	—	9,593,266
Sweden	875,929	13,782,410	—	14,658,339
Switzerland	1,564,810	36,392,479	—	37,957,289
Taiwan	—	20,189,249	—	20,189,249
United Kingdom	9,292,826	46,848,684	—	56,141,510
Total Common Stocks	$50,936,596	$390,995,774 (1)	$ —	$441,932,370
Rights	$ 2,002	$ 121	$ —	$ 2,123
Short-Term Investments:
Other	—	2,771,610	—	2,771,610
Securities Lending Collateral	5,860,929	—	—	5,860,929
Total Investments	$56,799,527	$393,767,505	$ —	$450,567,032

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
25

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the "New Agreement") with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $200,983. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $249,647.
26

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $200,983.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $39,739 for Class A shares.
The Fund was informed that EVD received $3,159 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $8,691 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $357, which is included in miscellaneous expense, on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $161,349,207 and $14,672,740, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $3,390,825 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $2,365,223 are short-term and $1,025,602 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$382,707,016
Gross unrealized appreciation	$ 71,167,747
Gross unrealized depreciation	(3,307,731)
Net unrealized appreciation	$ 67,860,016
27

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $8,508,612 and the total value of collateral received was $9,060,220, comprised of cash of $5,860,929 and U.S. government and/or agencies securities of $3,199,291.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,860,929	$ —	$ —	$ —	$5,860,929
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
28

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in affiliated issuers and funds was $4,239,211, which represents 0.9% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$ —	$ 163,552	$ —	$ —	$ 16,702	$ 1,467,601	$ 26,339	274,457
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,089,730	103,626,677	(103,944,797)	(36)	36	2,771,610	1,604	2,771,333
Totals				$ (36)	$16,738	$4,239,211	$27,943

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	379,948	$ 10,298,901	1,666,725	$ 37,108,830
Reinvestment of distributions	8,853	240,904	13,236	309,465
Shares redeemed	(205,782)	(5,655,037)	(2,126,600)	(47,777,407)
Net increase (decrease)	183,019	$ 4,884,768	(446,639)	$ (10,359,112)
Class I
Shares sold	4,584,666	$ 128,147,213	6,668,939	$ 152,117,737
Reinvestment of distributions	110,718	3,044,739	56,217	1,331,213
Shares redeemed	(783,583)	(20,802,668)	(1,580,120)	(35,335,682)
Net increase	3,911,801	$110,389,284	5,145,036	$118,113,268
Class R6
Shares sold	1,514,363	$ 41,846,985	532,864	$ 12,387,147
Reinvestment of distributions	18,598	511,259	12,586	297,907
Shares redeemed	(169,496)	(4,453,946)	(79,153)	(1,776,134)
Net increase	1,363,465	$ 37,904,298	466,297	$ 10,908,920
29

Calvert
International Responsible Index Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
International Responsible Index Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert International Responsible Index Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
7,221,514.572	46,220.548	201,766.878	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
31

Calvert
International Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert International Responsible Index Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert International Responsible Index Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
32

Calvert
International Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
33

Calvert
International Responsible Index Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
34

Calvert
International Responsible Index Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
35

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

36

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
38

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 21, 2021